UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

ONE IRON STREET

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Quarterly Report

March 31, 2018

SSGA Active Trust

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (UNAUDITED)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

SPDR SSGA Multi-Asset Real Return ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Multi-Asset Real Return Portfolio. The schedule of investments for the SSGA Multi-Asset Real Return Portfolio follows.

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
COMMODITIES — 22.6%
PowerShares DB Commodity Index Tracking Fund (a) (b)	1,780,333	$30,230,054

INFLATION LINKED — 20.1%
SPDR Bloomberg Barclays TIPS ETF (c) (d)	338,562	18,878,217
SPDR Citi International Government Inflation-Protected Bond ETF (c)	135,174	8,049,612

		26,927,829

INTERNATIONAL EQUITY — 8.9%
SPDR S&P Global Infrastructure ETF (c)	243,084	11,971,887

NATURAL RESOURCES — 38.8%
PowerShares Global Agriculture Portfolio (b)	97,433	2,628,742
SPDR S&P Global Natural Resources ETF (c)	727,285	35,186,048
SPDR S&P Metals & Mining ETF (c) (d)	181,019	6,161,887
SPDR S&P Oil & Gas Equipment & Services ETF (c) (d)	175,317	2,552,616
The Energy Select Sector SPDR Fund (c)	79,522	5,360,578

		51,889,871

REAL ESTATE — 9.5%
SPDR Dow Jones International Real Estate ETF (c)	200,176	8,011,044

Security Description	Shares	Value

SPDR Dow Jones REIT ETF (c) (d)	54,453	$4,690,581

		12,701,625

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $133,168,846)		133,721,266

SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f)	115,350	115,350
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	2,516,850	2,516,850

TOTAL SHORT-TERM INVESTMENTS (Cost $2,632,200)		$2,632,200

TOTAL INVESTMENTS — 101.9% (Cost $135,801,046)		136,353,466

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(2,538,674)

NET ASSETS — 100.0%		$133,814,792

(a)	Non-income producing security.
(b)	Qualified Publicly Traded Partnership
(c)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	All or a portion of the shares of the security are on loan at March 31, 2018.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Mutual Funds and Exchange Traded Products
Commodities	$30,230,054	$—	$—	$30,230,054
Inflation Linked	26,927,829	—	—	26,927,829
International Equity	11,971,887	—	—	11,971,887
Natural Resources	51,889,871	—	—	51,889,871
Real Estate	12,701,625	—	—	12,701,625
Short-Term Investments	2,632,200	—	—	2,632,200

TOTAL INVESTMENTS	$136,353,466	$—	$—	$136,353,466

See accompanying notes to schedules of investments.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

SPDR Bloomberg Barclays TIPS ETF	346,902	$19,485,485	$5,399,677	$5,902,478	$(36,267)	$(68,200)	338,562	$18,878,217	$353,624	$—

SPDR Citi International Government Inflation- Protected Bond ETF	102,895	5,716,846	3,257,794	1,374,500	44,439	405,033	135,174	8,049,612	152,060	46,310

SPDR Dow Jones International Real Estate ETF	233,843	8,909,419	1,831,087	3,109,161	(64,600)	444,299	200,176	8,011,044	140,213	—

SPDR Dow Jones REIT ETF	62,686	5,828,544	1,269,665	2,116,430	154,137	(445,335)	54,453	4,690,581	103,697	—

SPDR S&P Global Infrastructure ETF	267,952	13,515,499	3,532,846	4,932,093	277,312	(421,677)	243,084	11,971,887	186,473	—

SPDR S&P Global Natural Resources ETF	609,759	25,323,291	12,615,655	6,869,361	621,088	3,495,375	727,285	35,186,048	404,543	—

SPDR S&P International Energy Sector ETF	126,242	2,209,235	—	2,271,297	(654,917)	716,979	—	—	—	—

SPDR S&P Metals & Mining ETF	119,139	3,570,596	3,533,958	1,365,322	162,592	260,063	181,019	6,161,887	50,243	—

SPDR S&P Oil & Gas Equipment & Services ETF	149,481	2,312,471	1,262,365	902,051	(159,837)	39,668	175,317	2,552,616	40,828	—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	913,190	913,190	2,714,500	3,512,340	—	—	115,350	115,350	2,113	—

State Street Navigator Securities Lending Government Money Market Portfolio	—	—	71,258,076	68,741,226	—	—	2,516,850	2,516,850	53,828	—

The Energy Select Sector SPDR Fund	35,655	2,314,723	3,575,040	568,771	12,431	27,155	79,522	5,360,578	109,234	—

Total		$90,099,299	$110,250,663	$101,665,030	$356,378	$4,453,360		$103,494,670	$1,596,856	$46,310

See accompanying notes to schedules of investments.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

SPDR SSGA Income Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Income Allocation Portfolio. The schedule of investments for the SSGA Income Allocation Portfolio follows.

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6%
DOMESTIC EQUITY — 24.6%
SPDR S&P Dividend ETF (a) (b)	149,611	$13,644,523
SPDR Wells Fargo Preferred Stock ETF (a)	114,450	4,972,853
The Financial Select Sector SPDR Fund (a)	69,041	1,903,460
The Industrial Select Sector SPDR Fund (a) (b)	25,938	1,926,934
The Technology Select Sector SPDR Fund (a)	28,794	1,883,703

		24,331,473

DOMESTIC FIXED INCOME — 32.4%
SPDR Bloomberg Barclays Convertible Securities ETF (a)	93,844	4,847,981
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	248,632	8,913,457
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	29,617	993,354
SPDR Portfolio Long Term Corporate Bond ETF (a) (b)	370,062	10,091,591
SPDR Portfolio Long Term Treasury ETF (a)	204,271	7,169,912

		32,016,295

INFLATION LINKED — 5.1%
SPDR Bloomberg Barclays TIPS ETF (a)	89,897	5,012,657

INTERNATIONAL EQUITY — 25.8%
SPDR MSCI Emerging Markets StrategicFactors ETF (a)	121,025	7,933,189
SPDR S&P Global Infrastructure ETF (a)	100,547	4,951,940
SPDR S&P International Dividend ETF (a)	243,711	9,765,500
SPDR STOXX Europe 50 ETF (a)	84,388	2,923,200

		25,573,829

Security Description	Shares	Value

INTERNATIONAL FIXED INCOME — 5.1%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	165,155	$5,017,409

REAL ESTATE — 6.6%
SPDR Dow Jones International Real Estate ETF (a)	93,475	3,740,870
SPDR Dow Jones REIT ETF (a)	31,939	2,751,225

		6,492,095

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $94,072,162)		98,443,758

SHORT-TERM INVESTMENTS — 14.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	460,989	460,989
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	14,103,779	14,103,779

TOTAL SHORT-TERM INVESTMENTS (Cost $14,564,768)		$14,564,768

TOTAL INVESTMENTS — 114.3% (Cost $108,636,930)		113,008,526

LIABILITIES IN EXCESS OF OTHER ASSETS — (14.3)%		(14,119,984)

NET ASSETS — 100.0%		$98,888,542

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedules of investments.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Mutual Funds and Exchange Traded Products
Domestic Equity	$24,331,473	$—	$—	$24,331,473
Domestic Fixed Income	32,016,295	—	—	32,016,295
Inflation Linked	5,012,657	—	—	5,012,657
International Equity	25,573,829	—	—	25,573,829
International Fixed Income	5,017,409	—	—	5,017,409
Real Estate	6,492,095	—	—	6,492,095
Short-Term Investments	14,564,768	—	—	14,564,768

TOTAL INVESTMENTS	$113,008,526	$—	$—	$113,008,526

See accompanying notes to schedules of investments.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

SPDR Bloomberg Barclays Convertible Securities ETF	97,367	$4,831,351	$378,906	$565,595	$23,509	$179,810	93,844	$4,847,981	$169,906	$—

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	133,579	3,879,134	1,450,752	507,909	23,880	171,552	165,155	5,017,409	112,730	—

SPDR Bloomberg Barclays High Yield Bond	254,955	9,484,326	1,215,895	1,438,514	(89,526)	(258,724)	248,632	8,913,457	372,817	—

SPDR Bloomberg Barclays TIPS ETF	84,440	4,742,995	682,298	373,738	(7,237)	(31,661)	89,897	5,012,657	100,054	—

SPDR Dow Jones International Real Estate ETF	118,801	4,526,318	312,092	1,318,667	(61,041)	282,168	93,475	3,740,870	70,574	—

SPDR Dow Jones REIT ETF	47,469	4,413,668	447,793	1,933,828	291,547	(467,955)	31,939	2,751,225	66,393	—

SPDR MSCI Emerging Markets StrategicFactors ETF	99,731	5,804,344	2,125,151	750,640	78,408	675,926	121,025	7,933,189	103,880	—

SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	1,063,069	52,837	(506)	(16,372)	29,617	993,354	4,175	—

SPDR Portfolio Long Term Corporate Bond ETF	258,724	10,773,267	1,087,502	1,609,400	33,999	(193,777)	370,062	10,091,591	319,188	—

SPDR Portfolio Long Term Treasury ETF	94,945	6,846,484	964,744	463,051	12,159	(190,424)	204,271	7,169,912	134,379	—

SPDR S&P Dividend ETF	129,110	11,476,588	3,713,910	1,864,161	164,169	154,017	149,611	13,644,523	630,566	378,394

SPDR S&P Global Infrastructure ETF	63,319	3,193,810	2,098,154	145,555	29,617	(224,086)	100,547	4,951,940	84,865	—

SPDR S&P International Dividend ETF	261,756	10,239,895	885,153	1,646,498	(53,179)	340,129	243,711	9,765,500	263,100	—

SPDR STOXX Europe 50 ETF	136,758	4,642,934	433,780	2,302,210	86,802	61,894	84,388	2,923,200	41,747	—

SPDR Wells Fargo Preferred Stock ETF	105,452	4,742,176	714,310	309,849	(10,053)	(163,731)	114,450	4,972,853	188,400	—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	810,640	810,640	3,883,926	4,233,577	—	—	460,989	460,989	3,544	—

State Street Navigator Securities Lending Government Money Market Portfolio	—	—	162,258,257	148,154,478	—	—	14,103,779	14,103,779	63,338	—

The Financial Select Sector SPDR Fund	—	—	2,028,170	244,257	20,481	99,066	69,041	1,903,460	16,986	—

The Health Care Select Sector SPDR Fund	25,080	1,987,339	109,161	2,254,183	200,299	(42,616)	—	—	15,290	—

The Industrial Select Sector SPDR Fund	28,744	1,957,754	2,184,241	2,207,789	438,399	(445,671)	25,938	1,926,934	16,990	—

The Technology Select Sector SPDR Fund	35,468	1,940,809	97,223	523,484	107,935	261,220	28,794	1,883,703	20,723	—

Total		$96,293,832	$188,134,487	$172,900,220	$1,289,662	$190,765		$113,008,526	$2,799,645	$378,394

See accompanying notes to schedules of investments.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

SPDR SSGA Global Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Global Allocation Portfolio. The schedule of investments for the SSGA Global Allocation Portfolio follows.

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 95.9%
DOMESTIC EQUITY — 36.3%
PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio	428,195	$7,609,025
SPDR Portfolio Small Cap ETF (a) (b)	241,375	7,221,940
SPDR S&P 500 ETF Trust (a)	207,232	54,533,101
SPDR S&P MidCap 400 ETF Trust (a)	14,155	4,837,188
The Financial Select Sector SPDR Fund (a)	170,187	4,692,056
The Industrial Select Sector SPDR Fund (b)	64,394	4,783,830
The Technology Select Sector SPDR Fund (a)	71,358	4,668,240

		88,345,380

DOMESTIC FIXED INCOME — 10.2%
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	137,319	4,922,886
SPDR Bloomberg Barclays Intermediate Term Treasury ETF (a)	84,360	4,961,211
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)	180,483	4,939,820
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	147,568	4,949,431
SPDR Portfolio Long Term Treasury ETF (a) (b)	144,311	5,065,316

		24,838,664

INFLATION LINKED — 5.1%
SPDR Bloomberg Barclays TIPS ETF (a)	223,548	12,465,036

INTERNATIONAL EQUITY — 40.2%
SPDR Portfolio Developed World ex-US ETF (a)	1,637,725	51,473,697
SPDR Portfolio Emerging Markets ETF (a)	681,651	26,788,884
SPDR S&P Emerging Markets SmallCap ETF (a)	47,001	2,467,083
SPDR S&P International Small Cap ETF (a)	207,812	7,354,467

Security Description	Shares	Value

Vanguard FTSE Pacific ETF	134,873	$9,838,985

		97,923,116

INTERNATIONAL FIXED INCOME — 3.1%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a) (b)	82,146	2,495,595
SPDR Bloomberg Barclays International Corporate Bond ETF (a)	137,150	4,938,772

		7,434,367

REAL ESTATE — 1.0%
SPDR Dow Jones International Real Estate ETF (a)	61,695	2,469,034

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $209,393,677)		233,475,597

SHORT-TERM INVESTMENTS — 7.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	9,810,704	9,810,704
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	8,427,402	8,427,402

TOTAL SHORT-TERM INVESTMENTS (Cost $18,238,106)		$18,238,106

TOTAL INVESTMENTS — 103.4% (Cost $227,631,783)		251,713,703

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(8,220,374)

NET ASSETS — 100.0%		$243,493,329

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedules of investments.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Mutual Funds and Exchange Traded Products
Domestic Equity	$88,345,380	$—	$—	$88,345,380
Domestic Fixed Income	24,838,664	—	—	24,838,664
Inflation Linked	12,465,036	—	—	12,465,036
International Equity	97,923,116	—	—	97,923,116
International Fixed Income	7,434,367	—	—	7,434,367
Real Estate	2,469,034	—	—	2,469,034
Short-Term Investments	18,238,106	—	—	18,238,106

TOTAL INVESTMENTS	$251,713,703	$—	$—	$251,713,703

See accompanying notes to schedules of investments.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	72,061	$2,092,651	$390,422	$91,204	$2,964	$100,762	82,146	$2,495,595	$59,929	$—

SPDR Bloomberg Barclays High Yield Bond ETF	225,592	8,392,022	1,315,532	4,538,160	(42,108)	(204,400)	137,319	4,922,886	272,029	—

SPDR Bloomberg Barclays Intermediate Term Treasury ETF	—	—	5,179,595	189,728	(1,703)	(26,953)	84,360	4,961,211	11,340	—

SPDR Bloomberg Barclays International Corporate Bond ETF	—	—	5,173,092	338,757	3,954	100,483	137,150	4,938,772	5,286	—

SPDR Bloomberg Barclays Long Term Corporate Bond ETF	100,783	4,196,604	132,425	4,372,947	188,775	(144,857)	—	—	58,964	—

SPDR Bloomberg Barclays Short Term High Yield Bond ETF	149,753	4,188,592	948,476	100,080	2,355	(99,523)	180,483	4,939,820	180,524	—

SPDR Bloomberg Barclays TIPS ETF	184,720	10,375,722	2,418,721	248,989	2,944	(83,362)	223,548	12,465,036	228,484	—

SPDR Dow Jones International Real Estate ETF	157,955	6,018,086	759,732	4,516,434	64,486	143,164	61,695	2,469,034	61,114	—

SPDR Dow Jones REIT ETF	67,658	6,290,841	361,500	6,484,432	505,870	(673,779)	—	—	51,001	—

SPDR Portfolio Developed World ex-US ETF	2,052,465	59,788,305	7,132,865	20,453,627	1,845,975	3,160,179	1,637,725	51,473,697	459,377	—

SPDR Portfolio Emerging Markets ETF	218,911	14,581,662	12,038,625	2,526,358	132,285	2,562,670	681,651	26,788,884	155,371	—

SPDR Portfolio Intermediate Term Corporate Bond ETF	121,473	4,179,886	986,760	100,105	1,836	(118,946)	147,568	4,949,431	91,836	—

SPDR Portfolio Long Term Treasury ETF	116,138	8,374,711	1,333,002	4,281,511	(118,159)	(242,727)	144,311	5,065,316	163,633	—

SPDR Portfolio Small Cap ETF	76,418	6,364,855	1,012,439	661,844	42,937	463,553	241,375	7,221,940	78,008	—

SPDR S&P 500 ETF Trust	163,300	39,485,940	19,516,655	8,590,384	570,755	3,550,135	207,232	54,533,101	720,746	—

SPDR S&P Emerging Markets Small Cap ETF	44,738	2,087,923	250,614	133,342	6,319	255,569	47,001	2,467,083	48,232	—

SPDR S&P International Small Cap ETF	188,209	6,278,652	1,029,472	343,299	22,920	366,722	207,812	7,354,467	354,406	194,677

SPDR S&P MidCap 400 ETF Trust	13,243	4,206,242	652,657	352,445	17,783	312,951	14,155	4,837,188	48,680	—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,706,546	5,706,546	12,830,011	8,725,853	—	—	9,810,704	9,810,704	47,299	—

State Street Navigator Securities Lending Government Money Market Portfolio	—	—	136,385,334	127,957,932	—	—	8,427,402	8,427,402	82,111	—

The Financial Select Sector SPDR Fund	—	—	4,768,584	327,936	9,775	241,633	170,187	4,692,056	38,864	—

The Health Care Select Sector SPDR Fund	54,224	4,296,710	272,458	4,914,468	437,265	(91,965)	—	—	34,639	—

The Industrial Select Sector SPDR Fund	62,056	4,226,634	5,302,649	4,665,575	860,433	(940,311)	64,394	4,783,830	39,100	—

The Technology Select Sector SPDR Fund	73,150	4,002,768	600,619	745,796	73,474	737,175	71,358	4,668,240	47,831	—

Total		$205,135,352	$220,792,239	$205,661,206	$4,631,135	$9,368,173		$234,265,693	$3,338,804	$194,677

See accompanying notes to schedules of investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

SPDR Blackstone / GSO Senior Loan ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the Blackstone / GSO Senior Loan Portfolio. The schedule of investments for the Blackstone / GSO Senior Loan Portfolio follows.

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS — 92.6% (a)
AEROSPACE & DEFENSE — 2.0%
DAE Aviation Holdings, Inc. Senior Secured 1st Lien Term Loan 5.63%, 7/7/2022	$8,582,746	$8,673,294
Engility Corp. Senior Secured Term Loan B2 4.63%, 8/12/2023	5,808,885	5,819,283
MacDonald Dettwiler & Associates, Ltd. Senior Secured Term Loan B 4.63%, 10/4/2024	16,223,281	16,271,951
TransDigm, Inc.:
Senior Secured 2017 Extended Term Loan F 4.63%, 6/9/2023	11,805,179	11,852,223
Senior Secured 2017 Term Loan E 4.63%, 5/14/2022	5,309,616	5,329,527
Senior Secured 2018 Term Loan G 4.38%, 8/22/2024	2,926,469	2,939,272

		50,885,550

AIRLINES — 0.0% (b)
United Airlines, Inc. Senior Secured 2017 Repriced Term Loan 3.77%, 4/1/2024	793,863	798,662

AUTO COMPONENTS — 0.9%
USI, Inc. Senior Secured 2017 Repriced Term Loan 5.30%, 5/16/2024	23,126,344	23,193,873

AUTOMOBILES — 0.4%
American Axle & Manufacturing, Inc. Senior Secured Term Loan B 4.13%, 4/6/2024	4,355,442	4,383,361
CWGS Group LLC Senior Secured 2016 Term Loan 4.70%, 11/8/2023	5,652,210	5,674,593

Security Description	Principal Amount	Value

TI Group Automotive Systems LLC Senior Secured 2015 USD Term Loan 4.38%, 6/30/2022	$891,755	$896,583

		10,954,537

BUILDING PRODUCTS — 0.3%
Builders FirstSource, Inc. Senior Secured 2017 Term Loan B 5.30%, 2/29/2024	4,937,186	4,964,958
Jeld-Wen Inc. Senior Secured 2017 1st Lien Term Loan 4.30%, 12/14/2024	863,814	869,079
NCI Building Systems, Inc. Senior Secured 2018 Term Loan 3.88%, 2/7/2025	1,538,462	1,540,385

		7,374,422

CAPITAL MARKETS — 0.8%
Duff & Phelps Corp. Senior Secured 2017 Term Loan B 5.55%, 2/13/2025	15,378,788	15,451,837
LPL Holdings, Inc. Senior Secured 2017 1st Lien Term Loan B 4.47%, 9/23/2024	4,643,333	4,664,623

		20,116,460

CASINO HOTELS — 0.6%
Crown Finance US, Inc. Senior Secured 2018 USD Term Loan 4.38%, 2/28/2025	15,040,053	15,038,023

CHEMICALS — 1.1%
Alpha 3 B.V. Senior Secured 2017 Term Loan B1 5.30%, 1/31/2024	1,767,272	1,782,515
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan 5.88%, 11/21/2024	22,093,680	22,353,723
INEOS Styrolution Group GmbH Senior Secured USD 2017 Term Loan 3.99%, 3/30/2024 (c)	370,873	372,265
PQ Corp. Senior Secured 2018 Term Loan B 4.29%, 2/8/2025	2,736,000	2,750,323

		27,258,826

See accompanying notes to schedules of investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

COMMERCIAL BANKS — 0.3%
Jack’s Family Restaurants, Inc. Senior Secured 2017 Term Loan B 5.88%, 4/5/2024	$7,237,399	$7,300,726

COMMERCIAL SERVICES & SUPPLIES — 7.3%
Advanced Disposal Services, Inc. Senior Secured Term Loan B3 3.98%, 11/10/2023	4,476,982	4,494,711
Allied Universal Holdco LLC Senior Secured 2015 Term Loan 6.05%, 7/28/2022	22,373,129	22,096,709
Ancestry.com Operations Inc. Senior Secured 2017 1st Lien Term Loan 5.13%, 10/19/2023 (c)	8,666,194	8,724,691
Asurion LLC: Senior Secured 2017 2nd Lien Term Loan 7.88%, 8/4/2025	33,371,818	34,339,601
Senior Secured 2017 Term Loan B4 4.63%, 8/4/2022	5,020,467	5,056,163
Senior Secured Term Loan B6 4.63%, 11/3/2023	10,723,273	10,807,933
Belron S.A. Senior Secured USD Term Loan B 4.29%, 11/7/2024	4,436,150	4,465,717
Equian LLC Senior Secured Add on Term Loan B 5.15%, 5/20/2024	4,415,109	4,445,463
GFL Environmental, Inc. Senior Secured USD Term Loan B 5.05%, 9/29/2023	1,099,535	1,105,945
IBC Capital, Ltd. Senior Secured 1st Lien Term Loan 5.82%, 9/9/2021	4,515,892	4,530,569
KAR Auction Services, Inc.: Senior Secured Term Loan B4 4.56%, 3/11/2021	1,822,407	1,835,227
Senior Secured Term Loan B5 4.81%, 3/9/2023	1,493,510	1,503,158
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan 5.03%, 3/13/2025	10,112,360	10,213,483
Lineage Logistics Holdings LLC Senior Secured 2018 Term Loan 4.88%, 2/16/2025	16,839,378	16,835,842

Security Description	Principal Amount	Value

Packers Holdings LLC Senior Secured 2017 Term Loan B 4.94%, 12/4/2024	$7,891,614	$7,919,550
Prime Security Services Borrower LLC Senior Secured 2016 1st Lien Term Loan 4.63%, 5/2/2022	27,790,972	28,035,810
Prometric Holdings, Inc. Senior Secured 1st Lien Term Loan 4.77%, 1/29/2025	2,922,078	2,944,914
Southern Graphics, Inc. Senior Secured 1st Lien Term Loan 5.38%, 12/31/2022	13,859,903	13,986,929
TruGreen, Ltd. Partnership Senior Secured 2017 Term Loan 5.74%, 4/13/2023 (c)	732,515	741,672

		184,084,087

COMMUNICATIONS EQUIPMENT — 0.7%
Arris Group, Inc. Senior Secured 2017 Repriced Term Loan 4.13%, 4/26/2024 (c)	1,960,396	1,977,059
Digicel International Finance, Ltd. Senior Secured 2017 Term Loan B 5.02%, 5/28/2024	6,971,709	6,947,761
Riverbed Technology, Inc. Senior Secured 2016 Term Loan 5.13%, 4/24/2022	8,929,257	8,909,211

		17,834,031

COMPUTERS & PERIPHERALS — 0.2%
TierPoint LLC Senior Secured 2017 1st Lien Term Loan 5.63%, 5/6/2024	5,231,481	5,179,166

CONSTRUCTION & ENGINEERING — 1.0%
CNT Holdings III Corp. Senior Secured 2017 Term Loan 5.13%, 1/22/2023	4,974,811	4,825,567
Pike Corp. Senior Secured 2018 Term Loan B Zero Coupon, 3/14/2025	11,809,816	11,935,295

See accompanying notes to schedules of investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Summit Materials Cos. I LLC Senior Secured 2017 Term Loan B 4.13%, 11/21/2024	$7,600,000	$7,658,900

		24,419,762

CONSTRUCTION MATERIALS — 0.1%
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan 5.85%, 9/27/2024	3,431,373	3,455,495

CONTAINERS & PACKAGING — 1.5%
Berlin Packaging LLC Senior Secured 2017 Term Loan B 5.13%, 10/1/2021	8,642,009	8,695,417
Plastipak Holdings, Inc. Senior Secured Term Loan B 4.63%, 10/14/2024	2,794,944	2,813,460
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan 4.63%, 2/5/2023	21,358,129	21,488,734
Tekni-Plex, Inc. Senior Secured 2017 USD Term Loan B1 5.13%, 10/17/2024	5,960,191	5,993,717

		38,991,328

DISTRIBUTORS — 1.6%
American Builders & Contractors Supply Co., Inc. Senior Secured 2018 Term Loan B 4.38%, 10/31/2023	8,359,454	8,359,455
American Tire Distributors Holdings, Inc. Senior Secured 2015 Term Loan 6.24%, 9/1/2021	8,016,652	8,131,891
Explorer Holdings, Inc. Senior Secured 2016 Term Loan B 5.52%, 5/2/2023	24,873,418	25,106,730

		41,598,076

DIVERSIFIED CONSUMER SERVICES — 1.1%
Weight Watchers International, Inc. Senior Secured 2017 Term Loan B 6.45%, 11/29/2024	27,650,000	28,043,183

Security Description	Principal Amount	Value

DIVERSIFIED FINANCIAL SERVICES — 1.6%
AlixPartners LLP Senior Secured 2017 Term Loan B 5.05%, 4/4/2024	$9,126,321	$9,180,212
Focus Financial Partners LLC Senior Secured 2018 1st Lien Term Loan 5.05%, 7/3/2024	11,112,853	11,178,863
Infinity Acquisition LLC Senior Secured New Term Loan B 5.30%, 8/6/2021	5,737,753	5,758,381
UFC Holdings LLC Senior Secured 1st Lien Term Loan 5.13%, 8/18/2023	5,492,395	5,528,864
Victory Capital Management, Inc. Senior Secured 2018 Term Loan B 5.05%, 2/7/2025	3,385,744	3,403,740
William Morris Endeavor Entertainment LLC Senior Secured 1st Lien Term Loan 5.13%, 5/6/2021	4,825,708	4,864,916

		39,914,976

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
CenturyLink Escrow LLC Senior Secured 2017 Term Loan B 4.63%, 1/31/2025	44,108,384	43,460,653
Consolidated Communications, Inc. Senior Secured 2016 Term Loan B 4.88%, 10/4/2023	14,137,158	13,979,317
Hargray Communications Group, Inc. Senior Secured 2017 Term Loan B 4.88%, 5/16/2024 (c)	6,947,500	6,977,895
Telenet Financing USD LLC Senior Secured USD Term Loan AL Zero Coupon, 3/1/2026	4,000,000	4,024,160
Telesat Canada Senior Secured Term Loan B4 5.31%, 11/17/2023	11,024,342	11,092,141
Zayo Group LLC Senior Secured 2017 Incremental Term Loan Zero Coupon, 1/19/2024	740,132	744,632

		80,278,798

See accompanying notes to schedules of investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

ELECTRIC UTILITIES — 0.8%
TEX Operations Co. LLC: Senior Secured Exit Term Loan B 4.38%, 8/4/2023	$17,429,810	$17,565,327
Senior Secured Exit Term Loan C 4.38%, 8/4/2023	3,096,569	3,120,645

		20,685,972

ELECTRICAL EQUIPMENT —0.4%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan 5.16%, 12/2/2024	1,913,014	1,933,732
Gates Global LLC Senior Secured 2017 USD Repriced Term Loan B 5.05%, 4/1/2024	9,335,349	9,398,083

		11,331,815

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan 5.38%, 7/26/2024 (c)	9,680,865	9,735,368
TTM Technologies, Inc.: Senior Secured 2017 Term Loan 4.38%, 9/28/2024 (c)	340,769	342,118
Senior Secured 2018 Term Loan B 4.38%, 9/27/2024	5,752,688	5,771,874

		15,849,360

ENERGY EQUIPMENT & SERVICES — 0.1%
BCP Renaissance Parent LLC Senior Secured 2017 Term Loan B 5.77%, 10/31/2024	2,285,714	2,300,000

FOOD & STAPLES RETAILING — 1.3%
Albertsons LLC: Senior Secured USD 2017 Term Loan B5 5.29%, 12/21/2022	2,442,756	2,420,368
Senior Secured USD 2017 Term Loan B6 4.96%, 6/22/2023	13,883,369	13,722,391
Chobani LLC Senior Secured 2017 Term Loan B 5.38%, 10/10/2023	8,077,596	8,128,081

Security Description	Principal Amount	Value

Genoa, a QoL Healthcare Co. LLC Senior Secured 2017 1st Lien Term Loan 5.13%, 10/28/2023	$2,953,246	$2,975,853
US Foods, Inc. Senior Secured 2016 Term Loan B 4.38%, 6/27/2023	4,860,221	4,898,058

		32,144,751

FOOD PRODUCTS — 1.1%
CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan 5.70%, 7/3/2020	5,944,861	5,889,871
Dole Food Co., Inc. Senior Secured 2017 Term Loan B 4.69%, 4/6/2024	4,747,241	4,762,504
Hostess Brands LLC Senior Secured 2017 Repriced Term Loan 4.13%, 8/3/2022	2,759,416	2,775,365
JBS USA LLC Senior Secured 2017 Term Loan B 4.68%, 10/30/2022	7,952,413	7,940,007
Post Holdings, Inc. Senior Secured 2017 Series A Incremental Term Loan 3.88%, 5/24/2024	4,133,004	4,144,887
Sigma Bidco B.V. Senior Secured 2018 USD Term Loan B Zero Coupon, 2/23/2025	1,500,000	1,501,252

		27,013,886

HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
DJO Finance LLC Senior Secured 2015 Term Loan 5.13%, 6/8/2020	8,686,467	8,739,889
Onex Carestream Finance L.P.:
Senior Secured 1st Lien Term Loan 5.88%, 6/7/2019	4,323,128	4,353,866
Senior Secured 2nd Lien Term Loan 10.38%, 12/7/2019	16,900,077	16,900,076

		29,993,831

HEALTH CARE PROVIDERS & SERVICES — 6.4%
Air Medical Group Holdings, Inc.:

See accompanying notes to schedules of investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Senior Secured 2017 Term Loan B2 6.02%, 9/7/2024	$23,980,993	$24,217,086
Senior Secured 2018 Term Loan B1 4.94%, 4/28/2022	2,591,658	2,605,873
ATI Holdings Acquisition, Inc. Senior Secured 2016 Term Loan 5.20%, 5/10/2023	2,967,382	2,990,572
BioClinica, Inc. Senior Secured 1st Lien Term Loan 6.00%, 10/20/2023 (c)	2,355,642	2,308,529
Certara L.P. Senior Secured 2018 Term Loan B Zero Coupon, 8/15/2024	1,676,424	1,686,902
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B 4.77%, 6/7/2023	6,295,370	6,350,486
Envision Healthcare Corp. Senior Secured 2016 Term Loan B 4.88%, 12/1/2023	13,691,617	13,765,209
Gem Acquisitions, Inc. Senior Secured 2018 1st Lien Term Loan Zero Coupon, 2/14/2025 (c)	4,891,304	4,900,476
GHX Ultimate Parent Corp. Senior Secured 2017 1st Lien Term Loan 5.30%, 6/28/2024	4,353,070	4,374,836
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B 5.05%, 6/7/2023	15,045,510	15,129,238
National Mentor Holdings, Inc. Senior Secured Term Loan B 5.30%, 1/31/2021	2,650,572	2,663,414
NVA Holdings, Inc. Senior Secured Term Loan B3 5.05%, 2/2/2025 (c)	14,073,846	14,114,871
Ortho-Clinical Diagnostics, Inc. Senior Secured Term Loan B 5.63%, 6/30/2021	17,766,426	17,937,427
PharMerica Corp. Senior Secured 1st Lien Term Loan 5.21%, 12/6/2024	12,000,000	12,062,520
Sterigenics-Nordion Holdings LLC Senior Secured 2017 Term Loan B 4.88%, 5/15/2022	11,368,975	11,379,662

Security Description	Principal Amount	Value

Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B 5.13%, 9/2/2024	$6,840,625	$6,847,466
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan 4.63%, 2/6/2024	11,018,535	10,564,020
U.S. Renal Care, Inc. Senior Secured 2015 Term Loan B 5.94%, 12/31/2022	6,955,617	6,996,169

		160,894,756

HEALTH CARE TECHNOLOGY — 0.6%
Change Healthcare Holdings, Inc. Senior Secured 2017 Term Loan B 4.63%, 3/1/2024	12,870,000	12,915,881
Press Ganey Holdings, Inc. Senior Secured 2017 1st Lien Term Loan 4.88%, 10/21/2023	2,535,986	2,552,888

		15,468,769

HOTELS, RESTAURANTS & LEISURE — 5.9%
1011778 BC ULC Senior Secured Term Loan B3 4.55%, 2/16/2024	5,413,142	5,423,291
Boyd Gaming Corp. Senior Secured Term Loan B3 4.24%, 9/15/2023	897,187	902,848
CEC Entertainment, Inc. Senior Secured Term Loan B 5.13%, 2/14/2021	8,635,057	8,192,510
Churchill Downs, Inc. Senior Secured 2017 Term Loan B 3.88%, 12/27/2024	594,255	597,227
Cyan Blue Holding co. 3, Ltd. Senior Secured 2017 USD Term Loan B 5.05%, 8/23/2024	15,533,070	15,546,040
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan 4.38%, 2/21/2024	24,846,487	24,830,958
Fogo de Chao Churrascaria Holdings LLC Senior Secured 2018 Term Loan Zero Coupon, 3/21/2025	1,807,692	1,817,861
Four Seasons Hotels, Ltd. Senior Secured 1st Lien Term Loan Zero Coupon, 11/30/2023	1,329,966	1,339,735

See accompanying notes to schedules of investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan 4.90%, 10/4/2023	$16,422,642	$16,587,936
GVC Holdings PLC Senior Secured 2018 USD Term Loan Zero Coupon, 3/15/2024	5,718,954	5,739,800
Intrawest Resorts Holdings, Inc. Senior Secured Term Loan B1 5.13%, 7/31/2024	6,135,529	6,177,711
La Quinta Intermediate Holdings LLC Senior Secured Term Loan B 4.72%, 4/14/2021 (c)	7,334,166	7,358,258
NPC International, Inc. Senior Secured 1st Lien Term Loan 5.38%, 4/19/2024	6,508,197	6,607,870
Penn National Gaming, Inc. Senior Secured 2017 Term Loan B 4.38%, 1/19/2024	1,720,000	1,732,436
Red Lobster Management LLC Senior Secured Term Loan B 7.13%, 7/28/2021	1,756,300	1,766,188
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5 4.74%, 8/14/2024	8,546,296	8,587,062
Six Flags Theme Parks, Inc. Senior Secured 2015 Term Loan B Zero Coupon, 6/30/2022	370,920	372,834
Travel Leaders Group LLC Senior Secured 2017 1st Lien Term Loan 6.35%, 1/25/2024	4,396,654	4,460,757
Travelport Finance (Luxembourg) S.A.R.L. Senior Secured 2018 Term Loan B 4.40%, 3/17/2025	20,480,663	20,548,556
Wyndham Hotels & Resorts, Inc. Senior Secured Term Loan B Zero Coupon, 3/28/2025	10,778,443	10,818,862

		149,408,740

HOUSEHOLD DURABLES — 0.7%
Serta Simmons Bedding LLC Senior Secured 1st Lien Term Loan 5.19%, 11/8/2023	18,171,635	16,495,302

HOUSEHOLD PRODUCTS — 0.0% (b)
CFSP Acquisition Corp.:

Security Description	Principal Amount	Value

Senior Secured 2018 1st Lien Term Loan 4.82%, 3/21/2025	$493,114	$492,806
Senior Secured 2018 Delayed Draw Term Loan Zero Coupon, 3/6/2025	111,229	111,160

		603,966

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.9%
Calpine Corp.:
Senior Secured Term Loan B5 4.81%, 1/15/2024	7,448,882	7,478,268
Senior Secured Term Loan B6 4.80%, 1/15/2023	4,223,295	4,247,051
Senior Secured Term Loan B7 4.81%, 5/31/2023	4,223,431	4,244,548
NRG Energy, Inc. Senior Secured 2016 Term Loan B Zero Coupon, 6/30/2023	6,649,746	6,666,370

		22,636,237

INSURANCE — 3.5%
Acrisure LLC Senior Secured 2017 Term Loan B 5.99%, 11/22/2023	15,406,215	15,625,754
Alliant Holdings I, Inc. Senior Secured 2015 Term Loan B 5.13%, 8/12/2022	4,283,021	4,312,766
AmWINS Group, Inc. Senior Secured 2017 Term Loan B 4.63%, 1/25/2024	5,064,103	5,098,614
AssuredPartners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan 5.38%, 10/22/2024	16,529,963	16,594,017
Hub International, Ltd. Senior Secured Term Loan B 4.84%, 10/2/2020	20,795,527	20,928,411
NFP Corp. Senior Secured Term Loan B 4.88%, 1/8/2024	10,967,757	11,016,892
Sedgwick Claims Management Services, Inc.:
Senior Secured 2017 1st Lien Term Loan Zero Coupon, 2/26/2021	6,262,778	6,268,258
Senior Secured 2nd Lien Term Loan 7.63%, 2/28/2022	7,666,667	7,718,417

		87,563,129

See accompanying notes to schedules of investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

INTERNET & CATALOG RETAIL — 0.2%
Harbor Freight Tools USA, Inc. Senior Secured 2018 Term Loan B 4.38%, 8/18/2023	$4,487,529	$4,500,027
INTERNET SOFTWARE & SERVICES — 2.4%
Go Daddy Operating Co. LLC Senior Secured 2017 Repriced Term Loan 4.13%, 2/15/2024	13,349,977	13,400,907
LANDesk Group, Inc. Senior Secured 2017 Term Loan B 6.13%, 1/20/2024	19,925,854	19,639,419
Rackspace Hosting, Inc. Senior Secured 2017 Incremental 1st Lien Term Loan 4.79%, 11/3/2023	17,144,948	17,099,428
TCH-2 Holding LLC Senior Secured 2018 Term Loan B 5.88%, 5/6/2021	10,587,875	10,640,815

		60,780,569

IT SERVICES — 1.1%
Access CIG LLC Senior Secured 2018 1st Lien Term Loan 5.63%, 2/27/2025	4,782,301	4,842,080
First Data Corp.:
Senior Secured 2022 USD Term Loan 4.12%, 7/8/2022	2,640,676	2,647,541
Senior Secured 2024 USD Term Loan 4.12%, 4/26/2024	6,018,044	6,033,480
Presidio, Inc. Senior Secured 2017 Refinanced Term Loan B 4.45%, 2/2/2024	7,226,578	7,260,904
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan 6.03%, 2/1/2023	7,098,581	7,177,553

		27,961,558

LIFE SCIENCES TOOLS & SERVICES — 1.5%
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan 5.13%, 8/30/2024 (c)	6,274,557	6,302,008
INC Research LLC Senior Secured 2017 Term Loan B 4.13%, 8/1/2024	6,649,046	6,680,230

Security Description	Principal Amount	Value

Jaguar Holding Co. II Senior Secured 2018 Term Loan 4.80%, 8/18/2022	$8,897,584	$8,938,825
Parexel International Corp. Senior Secured Term Loan B 4.63%, 9/27/2024	16,900,364	16,925,715

		38,846,778

MACHINERY — 1.8%
Apex Tool Group LLC Senior Secured 2018 Term Loan B 5.63%, 2/1/2022	3,639,518	3,639,845
Engineered Machinery Holdings, Inc. Senior Secured USD 1st Lien Term Loan 5.55%, 7/19/2024	4,987,500	4,994,782
Hayward Industries, Inc. Senior Secured 1st Lien Term Loan 5.38%, 8/5/2024	2,444,612	2,457,446
Pro Mach Group, Inc. Senior Secured 2018 Term Loan B 5.03%, 3/7/2025	10,135,135	10,166,808
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B 3.00%, 3/28/2025	24,822,695	24,807,181

		46,066,062

MEDIA — 7.4%
Altice Financing SA Senior Secured USD 2017 1st Lien Term Loan 4.47%, 1/31/2026	5,500,919	5,418,433
Atlantic Broadband Finance LLC Senior Secured 2017 1st Lien Term Loan 4.25%, 1/3/2025	2,972,973	2,978,963
CBS Radio, Inc. Senior Secured 2017 Term Loan B 4.62%, 11/17/2024	1,710,000	1,720,687
CSC Holdings LLC:
Senior Secured 2017 1st Lien Term Loan 4.04%, 7/17/2025	8,851,012	8,838,134
Senior Secured 2018 Term Loan B 4.28%, 1/25/2026	11,666,667	11,683,117
Entravision Communications Corp. Senior Secured 2017 Term Loan B 4.63%, 11/29/2024	8,291,667	8,314,137

See accompanying notes to schedules of investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Gray Television, Inc. Senior Secured 2017 Term Loan B 3.92%, 2/7/2024	$3,364,912	$3,383,840
Lions Gate Entertainment Corp. Senior Secured 2018 Term Loan B Zero Coupon, 3/19/2025	2,105,263	2,114,474
MCC Iowa LLC Senior Secured Term Loan N Zero Coupon, 2/15/2024	574,412	574,952
MH Sub I LLC Senior Secured 2017 1st Lien Term Loan 5.53%, 9/13/2024	21,917,787	21,954,938
Mission Broadcasting, Inc. Senior Secured 2017 Term Loan B2 4.16%, 1/17/2024	511,610	513,794
Nexstar Broadcasting, Inc. Senior Secured 2017 Term Loan B2 4.16%, 1/17/2024	3,973,958	3,990,927
Numericable Group SA Senior Secured USD Term Loan B12 4.72%, 1/31/2026	11,111,033	10,823,980
Red Ventures LLC Senior Secured 1st Lien Term Loan 5.88%, 11/8/2024	31,541,500	31,860,227
Sinclair Television Group, Inc. Senior Secured 2017 Term Loan B 2.50%, 12/12/2024	7,390,244	7,431,814
Unitymedia Finance LLC Senior Secured USD Term Loan D 4.03%, 1/15/2026	5,111,111	5,111,827
Univision Communications, Inc. Senior Secured Term Loan C5 4.63%, 3/15/2024	26,217,202	25,837,708
Virgin Media Bristol LLC Senior Secured 2017 USD Term Loan 4.28%, 1/15/2026	21,590,909	21,725,852
WMG Acquisition Corp. Senior Secured 2017 Term Loan E 4.13%, 11/1/2023	5,853,428	5,881,905
Ziggo Secured Finance Partnership Senior Secured USD Term Loan E 4.28%, 4/15/2025	7,089,037	7,047,318

		187,207,027

Security Description	Principal Amount	Value

METALS & MINING — 0.0% (b)
PLZ Aeroscience Corp. Senior Secured USD Term Loan 5.80%, 7/31/2022 (c)	$1,289,469	$1,303,576

OIL, GAS & CONSUMABLE FUELS — 1.4%
BCP Raptor LLC Senior Secured Term Loan B 6.04%, 6/24/2024	1,994,975	2,008,690
EG Finco, Ltd. Senior Secured 2018 USD Term Loan 4.00%, 1/19/2025	24,676,986	24,652,310
Lucid Energy Group II LLC Senior Secured 2018 1st Lien Term Loan 4.79%, 2/17/2025	8,421,053	8,392,126

		35,053,126

PERSONAL PRODUCTS — 0.2%
Zodiac Pool Solutions LLC Senior Secured 2018 Term Loan B Zero Coupon, 3/31/2025	4,098,361	4,128,463

PHARMACEUTICALS — 4.0%
Akorn, Inc. Senior Secured Term Loan B 6.19%, 4/16/2021	4,666,667	4,643,334
Amneal Pharmaceuticals LLC Senior Secured Term Loan B 5.38%, 3/7/2025	14,778,481	14,806,191
Arbor Pharmaceuticals, Inc. Senior Secured Term Loan B 6.99%, 7/5/2023	1,633,818	1,660,368
Endo Luxembourg Finance Co. I S.a r.l. Senior Secured 2017 Term Loan B 6.19%, 4/29/2024	25,360,086	25,354,761
Horizon Pharma, Inc. Senior Secured 2017 1st Lien Term Loan 5.13%, 3/29/2024 (c)	14,717,083	14,818,263
Pearl Intermediate Parent LLC Senior Secured 2018 1st Lien Term Loan 4.53%, 2/14/2025	9,223,595	9,140,028
Valeant Pharmaceuticals International, Inc. Senior Secured Term Loan B Series F4 5.24%, 4/1/2022	29,819,674	30,167,967

		100,590,912

See accompanying notes to schedules of investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

POLLUTION CONTROL — 0.1%
Core & Main L.P. Senior Secured 2017 Term Loan B 5.21%, 8/1/2024	$2,350,131	$2,366,288

PROFESSIONAL SERVICES — 1.8%
Advantage Sales & Marketing, Inc.:
Senior Secured 2014 1st Lien Term Loan 5.02%, 7/23/2021	11,440,721	11,232,329
Senior Secured 2014 2nd Lien Term Loan 8.27%, 7/25/2022	15,753,373	15,173,885
Information Resources, Inc. Senior Secured 1st Lien Term Loan 6.19%, 1/18/2024	18,424,318	18,585,530

		44,991,744

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
Capital Automotive L.P. Senior Secured 2017 1st Lien Term Loan 4.38%, 3/24/2024	1,278,654	1,284,517
Communications Sales & Leasing, Inc. Senior Secured 2017 Term Loan B 4.88%, 10/24/2022	7,511,459	7,264,182
VICI Properties 1 LLC Senior Secured Replacement Term Loan B 3.85%, 12/20/2024	3,278,959	3,293,140

		11,841,839

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Bright Bidco B.V. Senior Secured 2018 Term Loan B 5.80%, 6/30/2024	1,505,213	1,528,966
Realogy Corp. Senior Secured 2018 Term Loan B 3.96%, 2/8/2025	2,280,476	2,296,690

		3,825,656

RECYCLING — 0.1%
Gopher Resource LLC Senior Secured 1st Lien Term Loan 5.48%, 3/6/2025	2,261,306	2,285,333

Security Description	Principal Amount	Value

RETAIL-RESTAURANTS — 0.6%
IRB Holding Corp. Senior Secured 1st Lien Term Loan 4.94%, 2/5/2025	$7,018,588	$7,101,933
K-Mac Holdings Corp. Senior Secured 2018 1st Lien Term Loan 5.04%, 3/7/2025	2,500,000	2,515,937
Tacala LLC Senior Secured 1st Lien Term Loan 4.91%, 1/31/2025	5,222,222	5,257,316

		14,875,186

ROAD & RAIL — 0.2%
Direct ChassisLink, Inc. Senior Secured 2017 2nd Lien Term Loan 7.88%, 6/15/2023	5,000,000	5,093,750

SEMICONDUCTOR EQUIPMENT — 0.9%
MA FinanceCo. LLC Senior Secured USD Term Loan B3 4.63%, 6/21/2024	2,817,485	2,792,396
Seattle Spinco, Inc. Senior Secured USD Term Loan B3 4.63%, 6/21/2024	19,027,175	18,857,737

		21,650,133

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Cypress Semiconductor Corp. Senior Secured 2016 Term Loan B 4.11%, 7/5/2021	8,993,164	9,076,351
ON Semiconductor Corp. Senior Secured 2017 1st Lien Term Loan 3.88%, 3/31/2023	1,703,985	1,714,319

		10,790,670

SOFTWARE — 14.2%
Almonde, Inc. Senior Secured USD 2nd Lien Term Loan 9.23%, 6/13/2025	8,000,000	7,944,360
Applied Systems, Inc.:
Senior Secured 2017 1st Lien Term Loan 5.55%, 9/19/2024	1,829,885	1,845,403
Senior Secured 2017 2nd Lien Term Loan 9.30%, 9/19/2025	454,545	471,025

See accompanying notes to schedules of investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Avast Software B.V. Senior Secured USD 2017 Term Loan B 5.05%, 9/30/2023	$4,628,051	$4,662,761
BMC Software Finance, Inc. Senior Secured USD 2017 1st Lien Term Loan 5.13%, 9/10/2022	31,350,848	31,544,910
CCC Information Services, Inc. Senior Secured 2017 1st Lien Term Loan 4.88%, 4/27/2024	4,533,846	4,555,313
Compuware Corp. Senior Secured Term Loan B3 5.38%, 12/15/2021	24,012,698	24,342,872
Epicor Software Corp. Senior Secured 1st Lien Term Loan 5.13%, 6/1/2022	16,663,486	16,754,635
Flexera Software LLC Senior Secured 2018 1st Lien Term Loan 5.13%, 2/26/2025	10,169,492	10,243,678
Help/Systems LLC Senior Secured 2018 1st Lien Term Loan Zero Coupon, 3/22/2025	6,811,024	6,828,051
Hyland Software, Inc.:
Senior Secured 2017 1st Lien Term Loan 5.13%, 7/1/2022	11,586,021	11,699,854
Senior Secured 2017 2nd Lien Term Loan Zero Coupon, 7/7/2025	608,696	616,810
Informatica Corp. Senior Secured 2018 USD Term Loan 5.13%, 8/5/2022	4,962,019	4,997,299
Kronos, Inc. Senior Secured Term Loan B 4.88%, 11/1/2023	18,822,762	18,964,968
McAfee LLC Senior Secured 2017 USD Term Loan B 6.38%, 9/30/2024	36,752,812	37,177,675
Mitchell International, Inc.: Senior Secured 2017 1st Lien Term Loan 5.13%, 11/29/2024	14,002,357	14,023,360
Senior Secured 2017 2nd Lien Term Loan 9.14%, 11/20/2025	17,272,727	17,415,227
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B 5.04%, 4/26/2024	7,940,000	7,849,008

Security Description	Principal Amount	Value

Project Ruby Ultimate Parent Corp. Senior Secured 2017 Term Loan B 5.38%, 2/9/2024 (c)	$5,969,829	$6,033,288
Quest Software US Holdings, Inc. Senior Secured 2017 Term Loan B 7.27%, 10/31/2022	19,695,261	20,089,265
SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B 4.88%, 2/21/2024	23,067,187	23,196,940
Solera Holdings, Inc. Senior Secured USD Term Loan B 4.63%, 3/3/2023	2,790,845	2,801,618
Sophia L.P. Senior Secured 2017 Term Loan B 5.55%, 9/30/2022	3,344,722	3,358,152
SS&C Technologies Holdings Europe S.A.R.L. Senior Secured 2018 Term Loan B4 Zero Coupon, 2/28/2025	8,130,961	8,179,665
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B3 Zero Coupon, 2/28/2025	22,792,866	22,929,395
TIBCO Software, Inc. Senior Secured Repriced Term Loan B 5.38%, 12/4/2020	18,471,595	18,560,166
Veritas Bermuda, Ltd. Senior Secured USD Repriced Term Loan B 6.80%, 1/27/2023	19,546,229	19,495,702
VF Holding Corp. Senior Secured Reprice Term Loan 5.13%, 6/30/2023	11,229,836	11,339,833

		357,921,233

SPECIALTY RETAIL — 4.7%
Bass Pro Group LLC Senior Secured Term Loan B 6.88%, 9/25/2024	28,919,451	28,684,481
Burlington Coat Factory Warehouse Corp. Senior Secured 2017 Term Loan B5 4.38%, 11/17/2024	9,814,014	9,854,497
Michaels Stores, Inc. Senior Secured 2016 Term Loan B1 4.63%, 1/30/2023	16,800,232	16,899,018

See accompanying notes to schedules of investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

National Vision, Inc. Senior Secured 2017 Repriced Term Loan 4.63%, 11/20/2024	$7,337,257	$7,393,790
Party City Holdings, Inc. Senior Secured 2018 Term Loan B 4.53%, 8/19/2022	7,072,957	7,107,792
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B 4.77%, 1/26/2023	12,502,979	9,214,007
PetSmart, Inc. Senior Secured Term Loan B2 4.68%, 3/11/2022	8,841,271	7,118,240
Staples, Inc. Senior Secured 2017 Term Loan B 5.79%, 9/12/2024	32,108,312	31,863,486

		118,135,311

THRIFTS & MORTGAGE FINANCE — 0.1%
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan 5.02%, 11/1/2024	3,303,910	3,310,105

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Avolon TLB Borrower 1 (Luxembourg) S.A.R.L. Senior Secured Term Loan B2 4.07%, 4/3/2022	6,773,145	6,784,084
SiteOne Landscape Supply, Inc. Senior Secured 2017 1st Lien Term Loan 4.63%, 4/29/2022 (c)	1,031,088	1,036,248
Univar, Inc. Senior Secured 2017 USD Term Loan B 4.38%, 7/1/2024	9,287,790	9,361,070

		17,181,402

TOTAL SENIOR FLOATING RATE LOANS (Cost $2,326,343,802)		2,339,817,243

CORPORATE BONDS & NOTES — 5.4%
AEROSPACE & DEFENSE — 0.2%
TransDigm, Inc. 6.50%, 7/15/2024	5,000,000	5,125,000

COMMERCIAL SERVICES — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (d)	2,122,000	2,299,611

Security Description	Principal Amount	Value

DISTRIBUTION & WHOLESALE — 0.3%
Avantor, Inc. 6.00%, 10/1/2024 (d)	$7,750,000	$7,701,562

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Fly Leasing, Ltd. 5.25%, 10/15/2024	3,145,000	3,042,788

ELECTRIC — 0.1%
Calpine Corp. 5.88%, 1/15/2024 (d)	1,000,000	1,009,800

ELECTRONICS — 0.1%
TTM Technologies, Inc. 5.63%, 10/1/2025 (d)	3,500,000	3,478,300

ENTERTAINMENT — 0.3%
Scientific Games International, Inc. 5.00%, 10/15/2025 (d)	7,750,000	7,575,625

ENVIRONMENTAL CONTROL — 0.1%
GFL Environmental, Inc. 9.88%, 2/1/2021 (d)	2,154,000	2,267,085

FOOD — 0.2%
Post Holdings, Inc. 5.00%, 8/15/2026 (d)	4,000,000	3,800,000

HEALTH CARE PRODUCTS — 0.0% (b)
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (d)	830,000	853,863

HEALTH CARE SERVICES — 1.3%
HCA, Inc. 5.00%, 3/15/2024	1,000,000	1,007,500
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (d)	15,000,000	15,487,500
Tenet Healthcare Corp.:
5.13%, 5/1/2025 (d)	6,167,000	5,928,337
6.75%, 2/1/2020	2,000,000	2,065,000
8.13%, 4/1/2022	8,000,000	8,340,000

		32,828,337

INSURANCE — 0.1%
AssuredPartners, Inc. 7.00%, 8/15/2025 (d)	3,410,000	3,392,950

IT SERVICES — 0.2%
Riverbed Technology, Inc. 8.88%, 3/1/2023 (d)	5,500,000	5,225,000

LEISURE TIME — 0.0% (b)
Sabre GLBL, Inc. 5.25%, 11/15/2023 (d)	500,000	504,550

See accompanying notes to schedules of investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

MEDIA — 0.5%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (d)	$700,000	$711,900
Gray Television, Inc.: 5.13%, 10/15/2024 (d)	3,000,000	2,902,500
5.88%, 7/15/2026 (d)	3,000,000	2,925,000
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (d)	1,000,000	975,000
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (d)	5,000,000	4,956,250

		12,470,650

PACKAGING & CONTAINERS — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (d)	2,320,000	2,468,016
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (d)	1,478,000	1,463,220
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 3 Month USD LIBOR + 3.50% 5.22%, 7/15/2021 (d) (e)	2,000,000	2,022,500

		5,953,736

PHARMACEUTICALS — 0.3%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 5.88%, 10/15/2024 (d)	1,517,000	1,494,245
Endo Finance LLC/Endo Finco, Inc. 5.38%, 1/15/2023 (d)	1,000,000	757,500
Valeant Pharmaceuticals International, Inc.: 5.50%, 11/1/2025 (d)	3,000,000	2,920,500
6.50%, 3/15/2022 (d)	1,734,000	1,788,188

		6,960,433

RETAIL — 0.7%
1011778 BC ULC/New Red Finance, Inc.: 4.25%, 5/15/2024 (d)	14,034,000	13,402,470
5.00%, 10/15/2025 (d)	500,000	475,625
CEC Entertainment, Inc. 8.00%, 2/15/2022	3,175,000	2,809,875

		16,687,970

SOFTWARE — 0.6%
First Data Corp. 5.00%, 1/15/2024 (d)	7,396,000	7,396,000

Security Description	Principal Amount	Value

Infor US, Inc. 6.50%, 5/15/2022	$7,000,000	$7,122,500

		14,518,500

TOTAL CORPORATE BONDS & NOTES (Cost $137,718,203)		135,695,760

	Shares
SHORT-TERM INVESTMENT — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (f) (g) (Cost $78,924,143)	78,924,143	78,924,143

TOTAL INVESTMENTS — 101.1% (Cost $2,542,986,148)		2,554,437,146

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(26,555,447)

NET ASSETS — 100.0%		$2,527,881,699

(a)	The rate shown represents the rate at March 31, 2018.
(b)	Amount is less than 0.05% of net assets.
(c)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $87,046,585 representing 3.4% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.2% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2018.

LIBOR = London Interbank Offered Rate

See accompanying notes to schedules of investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

At March 31, 2018, the Fund had unfunded loan commmitments of $4,840,090, which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)

Mitchell International, Inc.	1,129,222	1,130,916	1,694

Access CIG LLC	998,046	1,010,521	12,476

Pearl Intermediate Parent LLC	2,712,822	2,688,244	(21,752)

			$(7,582)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Senior Floating Rate Loans
Aerospace & Defense	$—	$50,885,550	$—	$50,885,550
Airlines	—	798,662	—	798,662
Auto Components	—	23,193,873	—	23,193,873
Automobiles	—	10,954,537	—	10,954,537
Building Products	—	7,374,422	—	7,374,422
Capital Markets	—	20,116,460	—	20,116,460
Casino Hotels	—	15,038,023	—	15,038,023
Chemicals	—	27,258,826	—	27,258,826
Commercial Banks	—	7,300,726	—	7,300,726
Commercial Services & Supplies	—	184,084,087	—	184,084,087
Communications Equipment	—	17,834,031	—	17,834,031
Computers & Peripherals	—	5,179,166	—	5,179,166
Construction & Engineering	—	24,419,762	—	24,419,762
Construction Materials	—	3,455,495	—	3,455,495
Containers & Packaging	—	38,991,328	—	38,991,328
Distributors	—	41,598,076	—	41,598,076
Diversified Consumer Services	—	28,043,183	—	28,043,183
Diversified Financial Services	—	39,914,976	—	39,914,976
Diversified Telecommunication Services	—	80,278,798	—	80,278,798
Electric Utilities	—	20,685,972	—	20,685,972
Electrical Equipment	—	11,331,815	—	11,331,815
Electronic Equipment, Instruments & Components	—	15,849,360	—	15,849,360
Energy Equipment & Services	—	2,300,000	—	2,300,000
Food & Staples Retailing	—	32,144,751	—	32,144,751
Food Products	—	27,013,886	—	27,013,886
Health Care Equipment & Supplies	—	29,993,831	—	29,993,831
Health Care Providers & Services	—	160,894,756	—	160,894,756
Health Care Technology	—	15,468,769	—	15,468,769
Hotels, Restaurants & Leisure	—	149,408,740	—	149,408,740
Household Durables	—	16,495,302	—	16,495,302
Household Products	—	603,966	—	603,966
Independent Power Producers & Energy Traders	—	22,636,237	—	22,636,237
Insurance	—	87,563,129	—	87,563,129

See accompanying notes to schedules of investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Internet & Catalog Retail	$—	$4,500,027	$—	$4,500,027
Internet Software & Services	—	60,780,569	—	60,780,569
IT Services	—	27,961,558	—	27,961,558
Life Sciences Tools & Services	—	38,846,778	—	38,846,778
Machinery	—	46,066,062	—	46,066,062
Media	—	187,207,027	—	187,207,027
Metals & Mining	—	1,303,576	—	1,303,576
Oil, Gas & Consumable Fuels	—	35,053,126	—	35,053,126
Personal Products	—	4,128,463	—	4,128,463
Pharmaceuticals	—	100,590,912	—	100,590,912
Pollution Control	—	2,366,288	—	2,366,288
Professional Services	—	44,991,744	—	44,991,744
Real Estate Investment Trusts (REITs)	—	11,841,839	—	11,841,839
Real Estate Management & Development	—	3,825,656	—	3,825,656
Recycling	—	2,285,333	—	2,285,333
Retail-Restaurants	—	14,875,186	—	14,875,186
Road & Rail	—	5,093,750	—	5,093,750
Semiconductor Equipment	—	21,650,133	—	21,650,133
Semiconductors & Semiconductor Equipment	—	10,790,670	—	10,790,670
Software	—	357,921,233	—	357,921,233
Specialty Retail	—	118,135,311	—	118,135,311
Thrifts & Mortgage Finance	—	3,310,105	—	3,310,105
Trading Companies & Distributors	—	17,181,402	—	17,181,402
Corporate Bonds & Notes
Aerospace & Defense	—	5,125,000	—	5,125,000
Commercial Services	—	2,299,611	—	2,299,611
Distribution & Wholesale	—	7,701,562	—	7,701,562
Diversified Financial Services	—	3,042,788	—	3,042,788
Electric	—	1,009,800	—	1,009,800
Electronics	—	3,478,300	—	3,478,300
Entertainment	—	7,575,625	—	7,575,625
Environmental Control	—	2,267,085	—	2,267,085
Food	—	3,800,000	—	3,800,000
Health Care Products	—	853,863	—	853,863
Health Care Services	—	32,828,337	—	32,828,337
Insurance	—	3,392,950	—	3,392,950
IT Services	—	5,225,000	—	5,225,000
Leisure Time	—	504,550	—	504,550
Media	—	12,470,650	—	12,470,650
Packaging & Containers	—	5,953,736	—	5,953,736
Pharmaceuticals	—	6,960,433	—	6,960,433
Retail	—	16,687,970	—	16,687,970
Software	—	14,518,500	—	14,518,500
Short-Term Investment	78,924,143	—	—	78,924,143

TOTAL INVESTMENTS	$78,924,143	$2,475,513,003	$—	$2,554,437,146

OTHER FINANCIAL INSTRUMENTS:
Unfunded Loan(a)	—	(7,582)	—	(7,582)

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$78,924,143	$2,475,505,421	$—	$2,554,429,564

(a)	Includes depreciation on unfunded loan commitments.

See accompanying notes to schedules of investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	119,281,817	$119,281,817	$1,104,814,293	$1,145,171,967	$—	$—	78,924,143	$78,924,143	$1,716,384	$—

See accompanying notes to schedules of investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

SPDR SSGA Ultra Short Term Bond ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Ultra Short Term Bond Portfolio. The schedule of investments for the SSGA Ultra Short Term Bond Portfolio follows.

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 61.9%
AEROSPACE & DEFENSE — 0.7%
United Technologies Corp. 3 Month USD LIBOR + 0.35% 2.12%, 11/1/2019 (a)	$250,000	$250,475

AUTO MANUFACTURERS — 9.0%
American Honda Finance Corp.:
Series MTN, 3 Month USD LIBOR + 0.15%, 1.89%, 1/22/2019 (a)	300,000	300,066
Series MTN, 3 Month USD LIBOR + 0.27%, 2.01%, 7/20/2020 (a)	400,000	400,344
BMW US Capital LLC 3 Month USD LIBOR + 0.38% 2.08%, 4/6/2020 (a) (b)	600,000	602,196
Daimler Finance North America LLC: 1.65%, 5/18/2018 (b)	300,000	299,703
3 Month USD LIBOR + 0.25%, 2.04%, 11/5/2018 (a) (b)	300,000	300,066
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.52%, 2.61%, 9/13/2019 (a) (b)	435,000	436,035
3 Month USD LIBOR + 1.01%, 3.06%, 3/8/2019 (a) (b)	300,000	302,055
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.10%, 1.80%, 1/10/2020 (a)	250,000	249,757
3 Month USD LIBOR + 0.39%, 2.12%, 1/17/2019 (a)	368,000	368,696

		3,258,918

BANKS — 21.5%
Australia & New Zealand Banking Group, Ltd. 3 Month USD LIBOR + 0.32% 2.12%, 11/9/2020 (a) (b)	300,000	299,484
Bank of Montreal:
Series MTN, 3 Month USD LIBOR + 0.44%, 2.56%, 6/15/2020 (a)	250,000	250,550
Series MTN, 3 Month USD LIBOR + 0.60%, 2.67%, 12/12/2019 (a)	200,000	200,986
Bank of Nova Scotia 3 Month USD LIBOR + 0.66% 2.77%, 6/14/2019 (a)	400,000	401,660

Security Description	Principal Amount	Value

Branch Banking & Trust Co. 3 Month USD LIBOR + 0.45% 2.17%, 1/15/2020 (a)	$250,000	$250,717
Citibank NA Series BKNT, 3 Month USD LIBOR + 0.30% 2.04%, 10/20/2020 (a)	500,000	498,745
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.45% 2.52%, 3/10/2020 (a) (b)	450,000	450,702
Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.48% 2.19%, 1/10/2023 (a)	250,000	249,490
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 1.02%, 2.76%, 10/23/2019 (a)	409,000	412,873
3 Month USD LIBOR + 1.77%, 3.71%, 2/25/2021 (a)	250,000	258,192
JPMorgan Chase & Co. 3 Month USD LIBOR + 1.10% 3.13%, 6/7/2021 (a)	500,000	509,805
Morgan Stanley:
3 Month USD LIBOR + 0.85%, 2.59%, 1/24/2019 (a)	430,000	431,858
Series GMTN, 3 Month USD LIBOR + 0.55%, 2.29%, 2/10/2021 (a)	250,000	250,200
Royal Bank of Canada:
Series GMTN, 3 Month USD LIBOR + 0.48%, 2.24%, 7/29/2019 (a)	250,000	250,680
Series GMTN, 3 Month USD LIBOR + 0.53%, 2.65%, 3/15/2019 (a)	250,000	250,650
Santander UK PLC 3 Month USD LIBOR + 0.30% 2.09%, 11/3/2020 (a)	600,000	598,728
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.35% 2.08%, 1/17/2020 (a)	250,000	249,645
Sumitomo Mitsui Trust Bank, Ltd. 3 Month USD LIBOR + 0.91% 2.64%, 10/18/2019 (a) (b)	150,000	151,004
Toronto-Dominion Bank:
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.75%, 7/2/2019 (a)	250,000	250,653
Series MTN, 3 Month USD LIBOR + 0.84%, 2.58%, 1/22/2019 (a)	100,000	100,518
UBS AG:
3 Month USD LIBOR + 0.32%, 2.30%, 5/28/2019 (a) (b)	250,000	250,085
3 Month USD LIBOR + 0.48%, 2.49%, 12/1/2020 (a) (b)	250,000	250,300
US Bank NA Series BKNT, 3 Month USD LIBOR + 0.48% 2.24%, 10/28/2019 (a)	100,000	100,392

See accompanying notes to schedules of investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Wells Fargo & Co.:
3 Month USD LIBOR + 0.63%, 2.37%, 4/23/2018 (a)	$100,000	$100,018
3 Month USD LIBOR + 0.93%, 2.74%, 2/11/2022 (a)	500,000	502,355
Westpac Banking Corp. 3 Month USD LIBOR + 0.56% 2.44%, 8/19/2019 (a)	275,000	276,050

		7,796,340

BEVERAGES — 1.9%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 0.40% 2.17%, 2/1/2019 (a)	200,000	200,384
PepsiCo, Inc.:
3 Month USD LIBOR + 0.27%, 1.97%, 10/4/2019 (a)	250,000	250,688
3 Month USD LIBOR + 0.37%, 2.14%, 5/2/2022 (a)	250,000	251,637

		702,709

BIOTECHNOLOGY — 1.7%
Gilead Sciences, Inc.:
3 Month USD LIBOR + 0.17%, 2.37%, 9/20/2018 (a)	250,000	250,043
3 Month USD LIBOR + 0.22%, 2.42%, 3/20/2019 (a)	350,000	350,038

		600,081

DIVERSIFIED FINANCIAL SERVICES — 1.9%
American Express Credit Corp.:
3 Month USD LIBOR + 0.55%, 2.73%, 3/18/2019 (a)	350,000	351,102
Series MTN, 3 Month USD LIBOR + 0.43%, 2.45%, 3/3/2020 (a)	350,000	350,777

		701,879

ELECTRONICS — 0.6%
Honeywell International, Inc. 3 Month USD LIBOR + 0.28% 2.05%, 10/30/2019 (a)	235,000	235,604

HEALTH CARE SERVICES — 0.8%
UnitedHealth Group, Inc. 3 Month USD LIBOR + 0.07% 1.79%, 10/15/2020 (a)	300,000	299,217

IT SERVICES — 2.7%
Apple, Inc. 3 Month USD LIBOR + 0.07% 1.88%, 5/11/2020 (a)	680,000	679,381
IBM Credit LLC 3 Month USD LIBOR + 0.16% 1.95%, 2/5/2021 (a)	300,000	299,877

		979,258

Security Description	Principal Amount	Value

MACHINERY, CONSTRUCTION & MINING — 2.9%
Caterpillar Financial Services Corp.:
3 Month USD LIBOR + 0.28%, 2.53%, 3/22/2019 (a)	$300,000	$300,435
Series MTN, 3 Month USD LIBOR + 0.13%, 2.14%, 11/29/2019 (a)	500,000	499,770
Series MTN, 3 Month USD LIBOR + 0.18%, 2.21%, 12/6/2018 (a)	250,000	250,065

		1,050,270

MACHINERY-DIVERSIFIED — 2.2%
John Deere Capital Corp.:
3 Month USD LIBOR + 0.29%, 1.99%, 10/9/2019 (a)	325,000	325,543
3 Month USD LIBOR + 0.57%, 2.27%, 1/8/2019 (a)	200,000	200,734
Series MTN, 3 Month USD LIBOR + 0.29%, 2.54%, 6/22/2020 (a)	275,000	275,566

		801,843

MEDIA — 1.8%
NBCUniversal Enterprise, Inc.: 1.66%, 4/15/2018 (b)	250,000	249,940
3 Month USD LIBOR + 0.40%, 2.71%, 4/1/2021 (a) (b)	400,000	401,740

		651,680

MISCELLANEOUS MANUFACTURER — 2.5%
General Electric Co.:
Series GMTN, 3 Month USD LIBOR + 0.51%, 2.23%, 1/14/2019 (a)	63,000	63,071
Series MTN, 3 Month USD LIBOR + 0.71%, 2.40%, 4/2/2018 (a)	200,000	200,000
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.32%, 2.41%, 9/13/2019 (a) (b)	200,000	200,550
3 Month USD LIBOR + 0.34%, 2.49%, 3/16/2020 (a) (b)	450,000	451,008

		914,629

OIL & GAS — 6.3%
BP Capital Markets PLC 3 Month USD LIBOR + 0.65% 2.83%, 9/19/2022 (a)	250,000	252,548
ConocoPhillips Co. 3 Month USD LIBOR + 0.90% 2.74%, 5/15/2022 (a)	550,000	560,620
Shell International Finance B.V.:
3 Month USD LIBOR + 0.35%, 2.42%, 9/12/2019 (a)	300,000	301,104

See accompanying notes to schedules of investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.45%, 2.26%, 5/11/2020 (a)	$200,000	$200,988
3 Month USD LIBOR + 0.58%, 2.39%, 11/10/2018 (a)	250,000	250,738
Statoil ASA 3 Month USD LIBOR + 0.46% 2.25%, 11/8/2018 (a)	250,000	250,500
Total Capital International SA 3 Month USD LIBOR + 0.35% 2.53%, 6/19/2019 (a)	450,000	451,381

		2,267,879

PHARMACEUTICALS — 0.7%
Pfizer, Inc. 3 Month USD LIBOR + 0.30% 2.42%, 6/15/2018 (a)	250,000	250,098

RETAIL — 1.7%
Home Depot, Inc. 3 Month USD LIBOR + 0.15% 2.17%, 6/5/2020 (a)	350,000	350,150
Lowe’s Cos., Inc. 3 Month USD LIBOR + 0.42% 2.49%, 9/10/2019 (a)	250,000	251,033

		601,183

SEMICONDUCTORS — 0.8%
QUALCOMM, Inc.:
3 Month USD LIBOR + 0.27%, 2.15%, 5/18/2018 (a)	150,000	150,015
3 Month USD LIBOR + 0.36%, 2.24%, 5/20/2019 (a)	150,000	150,225

		300,240

SOFTWARE — 0.7%
Oracle Corp. 3 Month USD LIBOR + 0.51% 2.21%, 10/8/2019 (a)	250,000	251,685

TELECOMMUNICATIONS — 0.9%
Cisco Systems, Inc. 3 Month USD LIBOR + 0.34% 2.54%, 9/20/2019 (a)	310,000	311,197

TRANSPORTATION — 0.6%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45% 2.76%, 4/1/2023 (a)	200,000	199,558

TOTAL CORPORATE BONDS & NOTES (Cost $22,421,614)		22,424,743

ASSET-BACKED SECURITIES — 23.2%
AUTOMOBILE — 10.0%
BMW Vehicle Lease Trust Series 2016-1, Class A4, 1.51%, 6/20/2019	1,000,000	996,974

Security Description	Principal Amount	Value

Ford Credit Auto Owner Trust Series 2016-C, Class A2B, 1 Month USD LIBOR + 0.14%, 1.92%, 9/15/2019 (a)	$88,727	$88,728
Honda Auto Receivables Owner Trust Series 2015-2, Class A3, 1.04%, 2/21/2019	282,851	282,593
Nissan Auto Receivables Owner Trust: Series 2017-A, Class A2A, 1.47%, 1/15/2020	82,695	82,362
Series 2015-C, Class A3, 1.37%, 5/15/2020	354,503	352,366
Series 2018-A, Class A2A, 2.39%, 12/15/2020	500,000	499,136
Toyota Auto Receivables Owner Trust:
Series 2016-D, Class A2A, 1.06%, 5/15/2019	46,627	46,543
Series 2015-A, Class A3, 1.12%, 2/15/2019	7,017	7,013
Series 2015-A, Class A4, 1.52%, 6/15/2020	250,000	248,996
Series 2017-B, Class A2A, 1.46%, 1/15/2020	191,071	190,292
Series 2015-B, Class A4, 1.74%, 9/15/2020	300,000	298,536
World Omni Auto Receivables Trust Series 2015-B, Class A3, 1.49%, 12/15/2020	545,197	542,704

		3,636,243

CREDIT CARD — 13.2%
American Express Credit Account Master Trust Series 2017-4, Class A, 1.64%, 12/15/2021	500,000	495,126
BA Credit Card Trust:
Series 2016-A1, Class A, 1 Month USD LIBOR + 0.39%, 2.17%, 10/15/2021 (a)	400,000	401,048
Series 2014-A1, Class A, 1 Month USD LIBOR + 0.38%, 2.16%, 6/15/2021 (a)	250,000	250,528
Capital One Multi-Asset Execution Trust Series 2015-A5, Class A5, 1.60%, 5/17/2021	855,000	853,080
Chase Issuance Trust:
Series 2016-A5, Class A5, 1.27%, 7/15/2021	1,000,000	983,427
Series 2013-A3, Class A3, 1 Month USD LIBOR + 0.28%, 2.06%, 4/15/2020 (a)	150,000	150,009
Citibank Credit Card Issuance Trust:
Series 2013-A2, Class A2, 1 Month USD LIBOR + 0.28%, 2.15%, 5/26/2020 (a)	220,000	220,067

See accompanying notes to schedules of investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series 2017-A2, Class A2, 1.74%, 1/19/2021	$400,000	$397,665
Discover Card Execution Note Trust:
Series 2015-A3, Class A, 1.45%, 3/15/2021	530,000	527,610
Series 2013-A6, Class A6, 1 Month USD LIBOR + 0.45%, 2.23%, 4/15/2021 (a)	300,000	300,514
Evergreen Credit Card Trust Series 2016-1, Class A, 1 Month USD LIBOR + 0.72%, 2.50%, 4/15/2020 (a) (b)	200,000	200,065

		4,779,139

TOTAL ASSET-BACKED SECURITIES (Cost $8,425,781)		8,415,382

FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
CANADA — 0.7%
Province of Quebec Canada Series MTN, 3 Month USD LIBOR + 0.13%, 2.35%, 9/21/2020 (a) (Cost $250,000)	250,000	250,450

U.S. TREASURY OBLIGATIONS — 10.8%
Treasury Notes:
0.63%, 6/30/2018	1,650,000	1,645,488
1.00%, 11/30/2018	840,000	834,294
1.25%, 6/30/2019	390,000	385,521
1.38%, 9/30/2019	340,000	335,647
2.00%, 1/31/2020	700,000	696,708

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,908,653)		3,897,658

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d) (Cost $801,459)	801,459	$801,459

TOTAL INVESTMENTS — 98.8% (Cost $35,807,507)		35,789,692

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		431,913

NET ASSETS — 100.0%		$36,221,605

(a)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 13.4% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

Affiliate Table

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Corporate Bonds & Notes
Aerospace & Defense	$—	$250,475	$—	$250,475
Auto Manufacturers	—	3,258,918	—	3,258,918
Banks	—	7,796,340	—	7,796,340
Beverages	—	702,709	—	702,709
Biotechnology	—	600,081	—	600,081
Diversified Financial Services	—	701,879	—	701,879
Electronics	—	235,604	—	235,604
Health Care Services	—	299,217	—	299,217
IT Services	—	979,258	—	979,258
Machinery, Construction & Mining	—	1,050,270	—	1,050,270
Machinery-Diversified	—	801,843	—	801,843
Media	—	651,680	—	651,680

See accompanying notes to schedules of investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Miscellaneous Manufacturer	$—	$914,629	$—	$914,629
Oil & Gas	—	2,267,879	—	2,267,879
Pharmaceuticals	—	250,098	—	250,098
Retail	—	601,183	—	601,183
Semiconductors	—	300,240	—	300,240
Software	—	251,685	—	251,685
Telecommunications	—	311,197	—	311,197
Transportation	—	199,558	—	199,558
Asset-Backed Securities
Automobile	—	3,636,243	—	3,636,243
Credit Card	—	4,779,139	—	4,779,139
Foreign Government Obligations	—	250,450	—	250,450
U.S. Treasury Obligations	—	3,897,658	—	3,897,658
Short-Term Investment	801,459	—	—	801,459

TOTAL INVESTMENTS	$801,459	$34,988,233	$—	$35,789,692

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	133,860	$133,860	$33,211,081	$32,543,482	$—	$—	801,459	$801,459	$5,544	$—

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

SPDR DoubleLine Total Return Tactical ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Doubleline Total Return Tactical Portfolio. The schedule of investments for the State Street Doubleline Total Return Tactical Portfolio follows.

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 13.7%
AUSTRALIA — 0.2%
Commonwealth Bank of Australia 2.75%, 3/10/2022 (a)	$2,555,000	$2,511,692
FMG Resources August 2006 Pty, Ltd. 4.75%, 5/15/2022 (a)	1,275,000	1,262,250
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 3.19%, 11/28/2023 (a) (b)	2,010,000	1,936,032
3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (b)	1,590,000	1,596,273

		7,306,247

BELGIUM — 0.1%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	3,305,000	3,277,602

BRAZIL — 0.1%
JBS USA LUX SA/JBS USA Finance, Inc.:
7.25%, 6/1/2021 (a)	1,769,000	1,780,056
7.25%, 6/1/2021 (a)	100,000	100,625
MARB BondCo PLC 7.00%, 3/15/2024 (a)	600,000	564,000
Marfrig Holdings Europe B.V. 8.00%, 6/8/2023 (a)	1,000,000	1,006,250

		3,450,931

CANADA — 0.3%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	1,765,000	1,678,956
Canadian Natural Resources, Ltd. 2.95%, 1/15/2023	3,465,000	3,366,975
Fortis, Inc. 2.10%, 10/4/2021	1,605,000	1,535,389
Royal Bank of Canada Series MTN, 2.35%, 10/30/2020	3,410,000	3,351,314

		9,932,634

CAYMAN ISLANDS — 0.1%
Cosan Overseas, Ltd. 8.25%, 11/29/2049	4,314,000	4,359,297

Security Description	Principal Amount	Value

Industrial Senior Trust Series REGS, 5.50%, 11/1/2022	$500,000	$497,750

		4,857,047

CHILE — 0.8%
Banco de Credito e Inversiones Series REGS, 4.00%, 2/11/2023	2,000,000	2,016,652
Banco del Estado de Chile:
Series REGS, 2.67%, 1/8/2021 (a)	300,000	293,625
Series REGS, 3.88%, 2/8/2022	1,500,000	1,512,254
Series REGS, 4.13%, 10/7/2020	1,900,000	1,935,915
Banco Santander Chile Series REGS, 3.88%, 9/20/2022	434,000	437,371
Celulosa Arauco y Constitucion SA 4.75%, 1/11/2022	1,400,000	1,444,883
Embotelladora Andina SA Series REGS, 5.00%, 10/1/2023	4,900,000	5,152,119
Guanay Finance, Ltd. Series REGS, 6.00%, 12/15/2020 (c)	1,173,644	1,197,521
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	2,480,000	2,543,355
Itau CorpBanca Series REGS, 3.88%, 9/22/2019	7,214,000	7,269,189
SACI Falabella 3.75%, 4/30/2023	3,600,000	3,567,053
Transelec SA Series REGS, 3.88%, 1/12/2029	1,000,000	960,000

		28,329,937

CHINA — 0.8%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	200,000	193,638
3.13%, 11/28/2021	560,000	558,706
CNOOC Finance 2011, Ltd. Series REGS, 4.25%, 1/26/2021	700,000	716,723
CNOOC Finance 2012, Ltd. Series REGS, 3.88%, 5/2/2022	1,100,000	1,108,848
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	5,700,000	5,518,911
CNPC General Capital, Ltd.:
Series REGS, 3.40%, 4/16/2023	3,000,000	2,966,526
Series REGS, 3.95%, 4/19/2022	500,000	508,687

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

CNPC HK Overseas Capital, Ltd. Series REGS, 4.50%, 4/28/2021	$3,700,000	$3,830,270
Sinopec Group Overseas Development 2016, Ltd.:
Series REGS, 2.75%, 5/3/2021	2,000,000	1,967,474
Series REGS, 2.75%, 9/29/2026	3,300,000	2,995,427
Sinopec Group Overseas Development 2017, Ltd.:
2.25%, 9/13/2020 (a)	800,000	782,244
3.63%, 4/12/2027 (a)	700,000	677,514
Tencent Holdings, Ltd. 3 Month USD LIBOR + 0.61%, 2.34%, 1/19/2023 (a) (b)	3,300,000	3,303,630

		25,128,598

COLOMBIA — 0.0% (d)
Bancolombia SA 6.13%, 7/26/2020	600,000	634,500
Ecopetrol SA 7.63%, 7/23/2019	800,000	846,064

		1,480,564

COSTA RICA — 0.1%
Banco Nacional de Costa Rica:
Series REGS, 5.88%, 4/25/2021 (a)	1,700,000	1,757,375
Series REGS, 5.88%, 4/25/2021	1,290,000	1,333,538

		3,090,913

DOMINICAN REPUBLIC — 0.2%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It 7.95%, 5/11/2026 (a)	2,200,000	2,347,290
Banco de Reservas de la Republica Dominicana:
Series REGS, 7.00%, 2/1/2023 (a) (c)	1,200,000	1,254,000
Series REGS, 7.00%, 2/1/2023 (c)	2,750,000	2,873,750

		6,475,040

HONG KONG — 0.2%
CK Hutchison International 17, Ltd.:
2.25%, 9/29/2020 (a)	400,000	392,671
2.75%, 3/29/2023 (a)	1,000,000	964,438
3.50%, 4/5/2027 (a)	2,600,000	2,517,134
Series REGS, 2.88%, 4/5/2022	900,000	882,649
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/8/2022	2,600,000	2,578,695

		7,335,587

Security Description	Principal Amount	Value

INDIA — 1.0%
Adani Ports & Special Economic Zone, Ltd.: 3.50%, 7/29/2020	$700,000	$695,807
Series REGS, 3.95%, 1/19/2022	2,500,000	2,491,083
Bharat Petroleum Corp., Ltd. 4.63%, 10/25/2022	1,100,000	1,135,970
Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	3,400,000	3,459,092
Bharti Airtel, Ltd. Series REGS, 4.38%, 6/10/2025	4,000,000	3,876,051
BPRL International Singapore Pte, Ltd. Series EMTN, 4.38%, 1/18/2027	3,900,000	3,841,917
Export-Import Bank of India Series EMTN, 3.13%, 7/20/2021	2,150,000	2,121,721
Indian Oil Corp., Ltd.:
5.63%, 8/2/2021	2,000,000	2,123,768
5.75%, 8/1/2023	4,900,000	5,310,277
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	5,500,000	5,255,690
Reliance Holding USA, Inc. Series REGS, 4.50%, 10/19/2020	1,650,000	1,694,223

		32,005,599

ISRAEL — 0.2%
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (a)	1,600,000	1,605,056
5.41%, 12/30/2025 (a)	140,000	142,346
Teva Pharmaceutical Finance Netherlands III B.V.:
2.80%, 7/21/2023	3,925,000	3,325,583
6.00%, 4/15/2024 (a)	1,770,000	1,718,990

		6,791,975

JAMAICA — 0.1%
Digicel Group, Ltd.:
Series REGS, 7.13%, 4/1/2022	3,300,000	2,574,000
Series REGS, 8.25%, 9/30/2020	1,000,000	860,000

		3,434,000

JAPAN — 0.1%
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 2.76%, 3/2/2023 (b)	1,700,000	1,697,280

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 2.47%, 1/17/2023 (b)	$2,115,000	$2,118,870

		3,816,150

MALAYSIA — 0.8%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	6,200,000	6,214,700
Gohl Capital, Ltd. 4.25%, 1/24/2027	5,000,000	4,916,500
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (b)	7,700,000	7,707,854
Petronas Capital, Ltd.
Series REGS, 3.50%, 3/18/2025	5,300,000	5,233,273
Petronas Global Sukuk, Ltd. Series REGS, 2.71%, 3/18/2020	1,900,000	1,885,446

		25,957,773

MEXICO — 0.4%
America Movil SAB de CV:
3.13%, 7/16/2022	1,000,000	986,280
5.00%, 3/30/2020	885,000	914,329
Banco Santander Mexico SA Series REGS, 5 Year CMT + 4.58%, 5.95%, 1/30/2024 (b)	3,500,000	3,543,750
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	650,000	665,866
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	2,314,000	2,253,975
Grupo Idesa SA de CV 7.88%, 12/18/2020	2,000,000	1,941,627
Petroleos Mexicanos 6.35%, 2/12/2048 (a)	1,735,000	1,676,340
Sixsigma Networks Mexico SA de CV Series REGS, 8.25%, 11/7/2021	200,000	210,500

		12,192,667

NETHERLANDS — 0.0% (d)
Ajecorp B.V. Series REGS, 6.50%, 5/14/2022	150,000	135,750

NEW ZEALAND — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 7/15/2023 (a)	1,900,000	1,918,430

NORWAY —0.0% (d)
Aker BP ASA 5.88%, 3/31/2025 (a)	630,000	637,119

PANAMA — 0.2%
Global Bank Corp. Series REGS, 5.13%, 10/30/2019	7,521,000	7,661,643

Security Description	Principal Amount	Value

PERU — 0.2%
Banco de Credito del Peru Series REGS, 5.38%, 9/16/2020	$2,300,000	$2,411,389
Banco Internacional del Peru SAA Series REGS, 3 Month USD LIBOR + 6.74%, 8.50%, 4/23/2070 (b) (c)	500,000	535,000
BBVA Banco Continental SA Series REGS, 5.00%, 8/26/2022	1,000,000	1,047,700
Corp. Financiera de Desarrollo SA Series REGS, 3.25%, 7/15/2019	1,000,000	998,750
Transportadora de Gas del Peru SA 4.25%, 4/30/2028	1,000,000	993,750

		5,986,589

PHILIPPINES — 0.2%
BDO Unibank, Inc.:
2.95%, 3/6/2023	6,200,000	5,953,618
Series MTN, 2.63%, 10/24/2021	1,450,000	1,408,475

		7,362,093

SINGAPORE — 0.9%
DBS Group Holdings, Ltd.: 3 Month USD LIBOR + 0.62%, 2.37%, 7/25/2022 (a) (b)	5,100,000	5,124,638
Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (b)	1,300,000	1,257,060
Series REGS, 3 Month USD LIBOR + 0.62%, 2.37%, 7/25/2022 (b)	1,200,000	1,205,797
ONGC Videsh Vankorneft Pte, Ltd. 2.88%, 1/27/2022	700,000	676,450
Oversea-Chinese Banking Corp., Ltd. Series REGS, USD 5 Year Swap Rate + 2.20%, 4.00%, 10/15/2024 (b)	5,000,000	5,035,632
PSA International Pte, Ltd. 3.88%, 2/11/2021	100,000	102,808
SingTel Group Treasury Pte, Ltd. Series EMTN, 4.50%, 9/8/2021	1,500,000	1,567,469
SP PowerAssets, Ltd. 2.70%, 9/14/2022	1,300,000	1,274,079
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	7,650,000	7,411,788
United Overseas Bank, Ltd.: USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (b)	4,500,000	4,456,075

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series EMTN, USD 5 Year Swap Rate + 2.00%, 3.75%, 9/19/2024 (b)	$3,100,000	$3,111,532

		31,223,328

UNITED KINGDOM — 0.3%
AstraZeneca PLC 2.38%, 6/12/2022	1,745,000	1,687,468
Reynolds American, Inc. 4.00%, 6/12/2022	3,295,000	3,352,860
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (b)	3,555,000	3,492,183

		8,532,511

UNITED STATES — 6.3%
AbbVie, Inc. 3.20%, 11/6/2022	1,650,000	1,630,398
AES Corp. 4.50%, 3/15/2023	915,000	931,653
Air Lease Corp. 3.25%, 3/1/2025	3,580,000	3,417,432
Aircastle, Ltd. 5.00%, 4/1/2023	625,000	644,563
Allergan Funding SCS:
3.80%, 3/15/2025	1,115,000	1,094,551
3.85%, 6/15/2024	2,375,000	2,347,355
Altice US Finance I Corp. 5.38%, 7/15/2023 (a)	1,850,000	1,870,535
Amazon.com, Inc.:
2.60%, 12/5/2019	1,400,000	1,400,028
2.80%, 8/22/2024 (a)	1,985,000	1,924,259
3.80%, 12/5/2024	1,255,000	1,288,521
American Electric Power Co., Inc. 3.20%, 11/13/2027	300,000	285,819
American Express Co. 2.50%, 8/1/2022	3,500,000	3,379,495
Anthem, Inc. 3.30%, 1/15/2023	2,982,000	2,948,810
AT&T, Inc. 3.40%, 5/15/2025	1,530,000	1,475,073
Avantor, Inc. 6.00%, 10/1/2024 (a)	1,400,000	1,391,250
B&G Foods, Inc. 5.25%, 4/1/2025	1,840,000	1,711,752
Bank of America Corp. Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (b)	3,440,000	3,378,561
Becton Dickinson and Co. 2.89%, 6/6/2022	3,465,000	3,360,703
Boston Properties L.P. 3.65%, 2/1/2026	3,415,000	3,345,710
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	800,000	804,000
BWAY Holding Co. 5.50%, 4/15/2024 (a)	1,845,000	1,854,225

Security Description	Principal Amount	Value

Calpine Corp. 5.75%, 1/15/2025	$950,000	$869,250
Cardinal Health, Inc. 3.41%, 6/15/2027	3,605,000	3,396,054
Caterpillar, Inc. 3.40%, 5/15/2024	2,791,000	2,798,563
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	455,000	436,800
5.13%, 5/1/2023 (a)	930,000	930,000
Celgene Corp. 4.35%, 11/15/2047	3,490,000	3,318,536
Centene Corp. 4.75%, 1/15/2025	1,855,000	1,813,262
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 7/23/2022	1,575,000	1,607,051
Cheniere Energy Partners L.P. 5.25%, 10/1/2025 (a)	935,000	922,191
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	1,179,000	1,059,626
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,445,000	3,362,871
CommScope, Inc. 5.00%, 6/15/2021 (a)	1,350,000	1,366,875
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	1,920,000	1,840,704
CSC Holdings LLC 6.75%, 11/15/2021	276,000	287,730
CVS Health Corp. 3.70%, 3/9/2023	3,390,000	3,411,934
Delta Air Lines, Inc. 3.63%, 3/15/2022	2,090,000	2,086,029
Discover Financial Services 4.10%, 2/9/2027	1,725,000	1,703,282
Duke Energy Corp. 2.65%, 9/1/2026	3,810,000	3,476,168
eBay, Inc. 2.75%, 1/30/2023	1,755,000	1,695,400
Edison International 4.13%, 3/15/2028	1,650,000	1,664,916
Energy Transfer Equity L.P. 4.25%, 3/15/2023	1,800,000	1,746,000
Energy Transfer Partners L.P.:
4.20%, 4/15/2027	280,000	270,553
4.75%, 1/15/2026	2,330,000	2,357,377
Enterprise Products Operating LLC 3.75%, 2/15/2025	2,355,000	2,362,277
EQT Corp. 3.90%, 10/1/2027	3,535,000	3,388,828
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	2,105,000	2,047,744
Expedia Group, Inc. 3.80%, 2/15/2028	3,640,000	3,382,725

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

FedEx Corp. 4.75%, 11/15/2045	$3,210,000	$3,348,961
First Data Corp. 5.75%, 1/15/2024 (a)	1,325,000	1,334,938
General Motors Co. 3 Month USD LIBOR + 0.80%, 2.59%, 8/7/2020 (b)	820,000	820,781
General Motors Financial Co., Inc.: 3.95%, 4/13/2024	505,000	501,702
3 Month USD LIBOR + 0.99%, 2.69%, 1/5/2023 (b)	2,070,000	2,080,030
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	1,713,000	1,723,292
Goldman Sachs Group, Inc. 3 Month USD LIBOR + 0.78%, 2.55%, 10/31/2022 (b)	3,395,000	3,388,774
Gulfport Energy Corp. 6.38%, 5/15/2025	1,400,000	1,347,500
HCA, Inc. 4.25%, 10/15/2019	2,165,000	2,181,237
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.25%, 2/1/2022	1,950,000	1,984,125
inVentiv Group Holdings, Inc./inVentiv Health Inc./inVentiv Health Clinical, Inc. 7.50%, 10/1/2024 (a)	1,470,000	1,561,875
Kennedy-Wilson, Inc. 5.88%, 4/1/2024 (a)	720,000	715,536
Kinder Morgan, Inc. 4.30%, 3/1/2028	2,035,000	2,022,302
Kraft Heinz Foods Co. 2.80%, 7/2/2020	3,410,000	3,386,437
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	3,271,000	3,222,360
Level 3 Financing, Inc. 5.38%, 8/15/2022	1,915,000	1,915,000
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	1,700,000	1,778,625
Morgan Stanley 2.75%, 5/19/2022	3,450,000	3,363,233
Mosaic Co. 4.05%, 11/15/2027	1,810,000	1,760,315
Navient Corp. 6.50%, 6/15/2022	1,310,000	1,350,938
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	1,810,000	1,823,575
New York Life Global Funding 2.30%, 6/10/2022 (a)	1,705,000	1,647,670
Newell Brands, Inc. 5.50%, 4/1/2046	1,060,000	1,118,311
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	900,000	877,500

Security Description	Principal Amount	Value

NextEra Energy Operating Partners L.P. 4.25%, 9/15/2024 (a)	$1,785,000	$1,729,219
NRG Energy, Inc. 6.25%, 7/15/2022	825,000	849,503
NUVEEN FINANCE LLC 4.13%, 11/1/2024 (a)	3,220,000	3,278,410
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	880,000	894,300
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	2,253,000	2,303,692
Penske Automotive Group, Inc. 3.75%, 8/15/2020	1,790,000	1,790,000
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	675,000	680,457
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	1,810,000	1,757,691
Post Holdings, Inc. 5.50%, 3/1/2025 (a)	1,800,000	1,784,250
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	1,009,000	1,093,453
Prudential Financial, Inc. Series MTN, 3.50%, 5/15/2024	3,350,000	3,359,246
QEP Resources, Inc. 5.25%, 5/1/2023	1,000,000	963,500
Quintiles IMS, Inc. 4.88%, 5/15/2023 (a)	2,200,000	2,244,000
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	5,350,000	5,653,027
Republic Services, Inc. 3.38%, 11/15/2027	1,815,000	1,749,152
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	2,500,000	2,596,050
Santander Holdings USA, Inc. 3.40%, 1/18/2023	1,730,000	1,691,490
SBA Communications Corp. 4.00%, 10/1/2022 (a)	1,895,000	1,814,462
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	935,000	913,963
Select Medical Corp. 6.38%, 6/1/2021	1,350,000	1,370,250
Simon Property Group L.P. 2.75%, 6/1/2023	1,760,000	1,709,858
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	785,000	755,955
5.38%, 7/15/2026 (a)	625,000	617,188
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	1,295,000	1,259,388
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,620,000	1,603,521
Southern Co.:

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

1.85%, 7/1/2019	$1,320,000	$1,302,114
2.45%, 9/1/2018	2,405,000	2,402,316
Sprint Corp. 7.13%, 6/15/2024	1,355,000	1,321,125
Sunoco L.P./Sunoco Finance Corp. 4.88%, 1/15/2023 (a)	1,885,000	1,821,381
Sysco Corp. 3.25%, 7/15/2027	1,820,000	1,746,417
Tempur Sealy International, Inc. 5.63%, 10/15/2023	1,925,000	1,931,016
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	1,890,000	1,821,487
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	1,791,000	1,826,820
Tribune Media Co. 5.88%, 7/15/2022	1,775,000	1,801,625
Valeant Pharmaceuticals International, Inc. 6.50%, 3/15/2022 (a)	1,765,000	1,820,156
Verizon Communications, Inc. 3.50%, 11/1/2024	1,510,000	1,494,643
WellCare Health Plans, Inc. 5.25%, 4/1/2025	1,375,000	1,380,225
Wells Fargo & Co.: 3.07%, 1/24/2023	1,810,000	1,780,045
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	1,785,000	1,741,000
WestRock Co. 3.75%, 3/15/2025 (a)	1,660,000	1,658,705
Williams Partners L.P. 3.75%, 6/15/2027	1,710,000	1,635,598
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	2,030,000	2,036,557

		213,325,711

TOTAL CORPORATE BONDS & NOTES (Cost $470,890,319)		461,646,438

ASSET-BACKED SECURITIES — 3.1%
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, 1 Month USD LIBOR + 0.17%, 2.04%, 1/25/2037 (b)	31,909,019	25,466,180
Ajax Mortgage Loan Trust:
Series 2016-B, Class A, 4.00%, 9/25/2065(a) (e)	8,122,393	8,153,019
Series 2017-C, Class A, 3.75%, 7/25/2060(a) (e)	7,706,118	7,589,305
Colony Starwood Homes Trust Series 2016-2A, Class D, 1 Month USD LIBOR + 2.35%, 4.13%, 12/17/2033 (a) (b)	4,000,000	4,040,353

Security Description	Principal Amount	Value

Flagship Credit Auto Trust Series 2016-3, Class B, 2.43%, 6/15/2021 (a)	$3,500,000	$3,483,712
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,978,342	2,182,484
Navient Student Loan Trust Series 2017-1A, Class A2, 1 Month USD LIBOR + 0.75%, 2.62%, 7/26/2066 (a) (b)	13,500,000	13,613,478
OneMain Financial Issuance Trust Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	19,261,458	19,303,144
Progress Residential Trust Series 2016-SFR2, Class D, 1 Month USD LIBOR + 2.50%, 4.31%, 1/17/2034 (a) (b)	1,000,000	1,010,576
Structured Asset Investment Loan Trust Series 2006-BNC2, Class A5, 1 Month USD LIBOR + 0.16%, 2.03%, 5/25/2036 (b)	5,181,096	4,867,989
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 2.04%, 12/25/2036 (b)	2,750,337	2,657,959
Towd Point Mortgage Trust Series 2015-1, Class AE, 3.00%, 10/25/2053 (a)	2,022,035	2,008,464
US Residential Opportunity Fund IV Trust Series 2017-1III, Class A, 3.35%, 11/27/2037 (a) (e)	8,491,651	8,469,404
Westlake Automobile Receivables Trust Series 2016-2A, Class B, 2.30%, 11/15/2019 (a)	2,500,000	2,499,102

TOTAL ASSET-BACKED SECURITIES (Cost $105,172,838)		105,345,169

FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
CHILE — 0.3%
Chile Government International Bond:
2.25%, 10/30/2022	700,000	672,518
3.13%, 3/27/2025	2,200,000	2,170,300
3.13%, 1/21/2026	8,300,000	8,166,370

		11,009,188

COSTA RICA — 0.1%
Costa Rica Government International Bond 10.00%, 8/1/2020	2,905,000	3,241,254

INDIA — 0.1%
Export-Import Bank of India:

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 1.00%, 2.89%, 8/21/2022 (b)	$1,300,000	$1,297,205
Series EMTN, 2.75%, 4/1/2020	200,000	197,571
Series EMTN, 4.00%, 1/14/2023	2,050,000	2,049,662

		3,544,438

INDONESIA — 0.3%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	2,300,000	2,398,458
Perusahaan Penerbit SBSN Indonesia III:
Series 144A, 4.15%, 3/29/2027 (a)	4,500,000	4,455,000
Series REGS, 4.15%, 3/29/2027	2,000,000	1,980,000

		8,833,458

ISRAEL — 0.3%
Israel Government International Bond:
2.88%, 3/16/2026	3,900,000	3,754,959
3.15%, 6/30/2023	1,500,000	1,496,700
4.00%, 6/30/2022	3,400,000	3,522,230

		8,773,889

MALAYSIA — 0.2%
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	2,900,000	2,840,260
Malaysia Sukuk Global Bhd Series REGS, 3.18%, 4/27/2026	2,250,000	2,202,143
Wakala Global Sukuk Bhd 4.65%, 7/6/2021	1,000,000	1,053,490

		6,095,893

MEXICO — 0.1%
Mexico Government International Bond:
3.75%, 1/11/2028	1,200,000	1,161,312
4.00%, 10/2/2023	2,500,000	2,563,150
4.15%, 3/28/2027	1,000,000	1,007,950

		4,732,412

PANAMA — 0.2%
Panama Government International Bond 4.00%, 9/22/2024	5,600,000	5,749,072

PERU — 0.2%
Banco de Credito del Peru Series REGS, 2.25%, 10/25/2019 (c)	5,200,000	5,133,440
Fondo MIVIVIENDA SA: 3.50%, 1/31/2023 (a)	800,000	784,000

Security Description	Principal Amount	Value

Series REGS, 3.50%, 1/31/2023	$1,800,000	$1,764,000

		7,681,440

PHILIPPINES — 0.3%
Philippine Government International Bond:
4.00%, 1/15/2021	300,000	306,966
4.20%, 1/21/2024	7,900,000	8,217,027

		8,523,993

POLAND — 0.0% (d)
Poland Government International Bond 5.13%, 4/21/2021	1,100,000	1,169,377

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $71,301,175)		69,354,414

SENIOR FLOATING RATE LOANS — 6.9% (f)
AEROSPACE & DEFENSE — 0.1%
TransDigm, Inc.:
Senior Secured 2017 Extended Term Loan F 4.63%, 6/9/2023	572,125	574,405
Senior Secured 2018 Term Loan G 4.38%, 8/22/2024	1,305,154	1,310,864

		1,885,269

AUTO COMPONENTS — 0.2%
CH Hold Corp. Senior Secured 1st Lien Term Loan 4.88%, 2/1/2024 (c)	107,841	108,684
Federal-Mogul Holdings Corp. Senior Secured Term Loan C 5.53%, 4/15/2021	3,230,084	3,254,923
Mavis Tire Express Services Corp. Senior Secured 1st Lien Term Loan 5.07%, 3/20/2025 (c)	3,193,719	3,199,707

		6,563,314

BUILDING PRODUCTS — 0.1%
Ply Gem Industries, Inc. Senior Secured Term Loan 3.00%, 3/28/2025	2,515,000	2,502,425

CAPITAL MARKETS — 0.1%
Duff & Phelps Corp. Senior Secured 2017 Term Loan B 5.55%, 2/13/2025	3,025,000	3,039,369

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

CHEMICALS — 0.1%
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan 5.88%, 11/21/2024	$1,168,649	$1,182,404
GrafTech Finance, Inc. Senior Secured Term Loan B 5.24%, 2/12/2025	2,455,000	2,459,603
Kraton Polymers, LLC Senior Secured USD Term Loan 4.38%, 3/5/2025	1,316,625	1,326,665

		4,968,672

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Asurion LLC Senior Secured Term Loan B6 4.63%, 11/3/2023	4,508,157	4,543,749
Prime Security Services Borrower LLC Senior Secured 2016 1st Lien Term Loan 4.63%, 5/2/2022	4,520,850	4,560,678
West Corp.:
Senior Secured Term Loan 5.88%, 10/10/2024	3,971,375	4,013,571
Senior Secured Term Loan B1 5.88%, 10/10/2024	1,960,000	1,965,302

		15,083,300

COMMUNICATIONS EQUIPMENT — 0.2%
Avaya, Inc. Senior Secured Exit Term Loan B 6.54%, 12/15/2024	4,189,500	4,224,671
Digicel International Finance, Ltd. Senior Secured 2017 Term Loan B 5.02%, 5/28/2024	2,308,116	2,300,188

		6,524,859

CONSTRUCTION & ENGINEERING — 0.1%
Brand Energy & Infrastructure Services, Inc. Senior Secured Term Loan 6.00%, 6/21/2024	4,252,863	4,295,668

CONSTRUCTION MATERIALS — 0.1%
Forterra Finance, Inc. Senior Secured Term Loan B 4.88%, 10/25/2023	587,157	544,040
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan 5.85%, 9/27/2024	2,310,000	2,326,239

		2,870,279

Security Description	Principal Amount	Value

CONTAINERS & PACKAGING — 0.2%
BWAY Holding Company Senior Secured Term Loan B 4.96%, 4/3/2024	$1,659,773	$1,669,997
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan 4.63%, 2/5/2023	4,043,411	4,068,136

		5,738,133

DISTRIBUTORS — 0.0% (d)
American Tire Distributors Holdings, Inc. Senior Secured 2015 Term Loan 6.24%, 9/1/2021	463,908	470,577

DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
AlixPartners LLP Senior Secured 2017 Term Loan B 5.05%, 4/4/2024	514,900	517,940

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
CenturyLink Escrow LLC Senior Secured 2017 Term Loan B 4.63%, 1/31/2025	3,431,400	3,381,010
Intelsat Jackson Holdings S.A. Senior Secured Term Loan B3 5.71%, 11/27/2023	4,700,000	4,710,128

		8,091,138

ELECTRICAL EQUIPMENT — 0.1%
Gates Global LLC Senior Secured 2017 USD Repriced Term Loan B 5.05%, 4/1/2024	2,128,554	2,142,858

ENERGY EQUIPMENT & SERVICES — 0.1%
BCP Renaissance Parent LLC Senior Secured 2017 Term Loan B 5.77%, 10/31/2024	2,330,000	2,344,562

FINANCIAL SERVICES — 0.1%
GTCR Valor Companies, Inc. Senior Secured Term Loan B1 5.13%, 6/16/2023	2,972,050	3,003,628

FOOD & STAPLES RETAILING — 0.2%
Albertsons LLC Senior Secured USD 2017 Term Loan B4 4.63%, 8/25/2021	3,609,274	3,570,113

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

BJ’s Wholesale Club, Inc. Senior Secured 1st Lien Term Loan 5.19%, 2/3/2024	$3,205,775	$3,207,057

		6,777,170

FOOD PRODUCTS — 0.0% (d)
CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan 5.70%, 7/3/2020	808,032	800,558

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Air Methods Corp. Senior Secured Term Loan B 5.80%, 4/21/2024	1,125,702	1,130,278
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B 4.77%, 6/7/2023	2,619,911	2,642,848
Envision Healthcare Corp. Senior Secured 2016 Term Loan B 4.88%, 12/1/2023	1,761,370	1,770,837
Select Medical Corp. Senior Secured Term Loan B 4.46%, 3/1/2021	3,356,100	3,391,775
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan 4.63%, 2/6/2024	3,945,150	3,782,413
U.S. Renal Care, Inc. Senior Secured 2015 Term Loan B 5.94%, 12/31/2022	8,859	8,910

		12,727,061

HEALTH CARE TECHNOLOGY — 0.1%
Change Healthcare Holdings, Inc. Senior Secured 2017 Term Loan B 4.63%, 3/1/2024	4,054,050	4,068,503

HOTELS, RESTAURANTS & LEISURE — 0.7%
ClubCorp Club Operations, Inc. Senior Secured Term Loan B 5.55%, 9/18/2024	3,339,304	3,364,950
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan 4.38%, 2/21/2024	3,809,855	3,807,474
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan 4.90%, 10/4/2023	585,538	591,432
Intrawest Resorts Holdings, Inc. Senior Secured Term Loan B1 5.13%, 7/31/2024	2,488,763	2,505,873
LTF Merger Sub, Inc. Senior Secured Term Loan B 4.73%, 6/10/2022	4,510,978	4,525,075

Security Description	Principal Amount	Value

MGM Growth Properties Operating Partnership LP Senior Secured Term Loan B 3.88%, 4/25/2023	$3,899,453	$3,914,681
Mohegan Tribal Gaming Authority Senior Secured Term Loan B 5.88%, 10/13/2023	139,764	139,720
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5 4.74%, 8/14/2024	4,449,038	4,470,259
Travel Leaders Group LLC Senior Secured 2017 1st Lien Term Loan 6.35%, 1/25/2024	946,374	960,172

		24,279,636

HOUSEHOLD PRODUCTS — 0.0% (d)
KIK Custom Products, Inc. Senior Secured Term Loan B 5.88%, 5/15/2023	1,040,682	1,052,311

INSURANCE — 0.3%
Acrisure LLC Senior Secured 2017 Term Loan B 5.99%, 11/22/2023	4,380,372	4,442,792
AssuredPartners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan 5.38%, 10/22/2024	4,661,575	4,679,639
York Risk Services Holding Corp. Senior Secured Term Loan B 5.63%, 10/1/2021	1,004,545	986,212

		10,108,643

INTERNET SOFTWARE & SERVICES — 0.0% (d)
SkillSoft Corp. Senior Secured 1st Lien Term Loan 6.63%, 4/28/2021	166,701	161,423

IT SERVICES — 0.3%
Optiv Security, Inc. Senior Secured 1st Lien Term Loan 5.13%, 2/1/2024	1,621,452	1,568,755
Peak 10, Inc. Senior Secured 1st Lien Term Loan 5.80%, 8/1/2024	4,328,250	4,348,203
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan 6.03%, 2/1/2023	4,088,700	4,134,187

		10,051,145

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Jaguar Holding Co. II Senior Secured Term Loan 4.38%, 8/18/2022	$3,899,323	$3,899,323
Parexel International Corp. Senior Secured Term Loan B 4.63%, 9/27/2024	1,970,100	1,973,055

		5,872,378

MACHINERY — 0.3%
Filtration Group Corporation Senior Secured 1st Lien Term Loan Zero Coupon, 3/27/2025	1,755,000	1,763,775
Milacron LLC Senior Secured Amended Term Loan B 4.38%, 9/28/2023	337,260	338,736
Tempo Acquisition LLC Senior Secured Term Loan Zero Coupon, 5/1/2024	4,010,000	4,034,441
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B 3.00%, 3/28/2025	4,020,000	4,017,487

		10,154,439

MEDIA — 0.5%
CBS Radio, Inc. Senior Secured 2017 Term Loan B 4.62%, 11/17/2024	2,279,288	2,293,533
Meredith Corp. Senior Secured Term Loan B 4.88%, 1/31/2025	1,770,000	1,782,833
Mission Broadcasting, Inc. Senior Secured 2017 Term Loan B2 4.16%, 1/17/2024	134,772	135,347
Nexstar Broadcasting, Inc. Senior Secured 2017 Term Loan B2 4.16%, 1/17/2024	1,046,846	1,051,317
Radiate Holdco LLC Senior Secured 1st Lien Term Loan 4.88%, 2/1/2024	2,493,843	2,482,596
Rentpath, Inc. Senior Secured Term Loan 6.63%, 12/17/2021	857,835	860,516
Sinclair Television Group, Inc. Senior Secured 2017 Term Loan B 2.50%, 12/12/2024	3,820,000	3,841,487
Tribune Media Co.:
Senior Secured Term Loan 4.88%, 12/27/2020	83,967	84,159
Senior Secured Term Loan C 4.88%, 1/27/2024	3,836,509	3,844,508

		16,376,296

Security Description	Principal Amount	Value

OIL, GAS & CONSUMABLE FUELS — 0.1%
EG Finco, Ltd. Senior Secured 2018 USD Term Loan 4.00%, 1/19/2025	$3,030,000	$3,026,970

PHARMACEUTICALS — 0.2%
Amneal Pharmaceuticals LLC Senior Secured Term Loan B 5.38%, 3/7/2025	3,510,000	3,516,581
Caesars Resort Collection, LLC Senior Secured 1st Lien Term Loan B 4.63%, 12/22/2024	3,760,575	3,789,832

		7,306,413

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0% (d)
Capital Automotive L.P. Senior Secured 2nd Lien Term Loan 7.88%, 3/24/2025	414,462	419,904

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Bright Bidco B.V. Senior Secured 2018 Term Loan B 5.80%, 6/30/2024	2,729,375	2,772,445

RETAIL-RESTAURANTS — 0.1%
IRB Holding Corp. Senior Secured 1st Lien Term Loan 4.94%, 2/5/2025	3,355,465	3,395,311

SOFTWARE — 1.2%
Almonde, Inc.: Senior Secured 1st Lien Term Loan 5.48%, 6/13/2024	2,220,300	2,220,722
Senior Secured USD 2nd Lien Term Loan 9.23%, 6/13/2025	2,250,000	2,234,351
Applied Systems, Inc. Senior Secured 2017 1st Lien Term Loan 5.55%, 9/19/2024	4,537,200	4,575,675
Cengage Learning Acquisitions, Inc. Senior Secured Term Loan B 6.04%, 6/7/2023	4,675,000	4,272,833
Compuware Corp. Senior Secured Term Loan B3 5.38%, 12/15/2021	3,950,000	4,004,313
Greeneden U.S. Holdings II LLC Senior Secured USD Term Loan B 5.80%, 12/1/2023	2,184,025	2,199,215

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Kronos, Inc. Senior Secured Term Loan B 4.88%, 11/1/2023	$3,969,975	$3,999,968
Quest Software US Holdings, Inc. Senior Secured 2017 Term Loan B 7.27%, 10/31/2022	4,350,127	4,437,152
SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B 4.88%, 2/21/2024	2,857,838	2,873,913
Solera Holdings, Inc. Senior Secured USD Term Loan B 4.63%, 3/3/2023	4,011,744	4,027,230
Sophia L.P. Senior Secured 2017 Term Loan B 5.55%, 9/30/2022	4,016,278	4,032,403

		38,877,775

SPECIALTY RETAIL — 0.1%
Jo-Ann Stores, Inc. Senior Secured Term Loan 6.55%, 10/20/2023	925,036	922,150
PetSmart, Inc. Senior Secured Term Loan B2 4.68%, 3/11/2022	780,000	627,990
Staples, Inc. Senior Secured 2017 Term Loan B 5.79%, 9/12/2024	1,576,050	1,564,032

		3,114,172

TOTAL SENIOR FLOATING RATE LOANS (Cost $230,817,761)		231,384,544

U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.6%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/2042	17,897,133	17,621,862
3.00%, 1/1/2045	2,870,106	2,813,824
3.00%, 2/1/2045	2,023,739	1,979,366
3.00%, 3/1/2045	2,146,831	2,099,759
3.00%, 4/1/2045	43,705,911	42,814,444
3.00%, 5/1/2045	7,551,112	7,385,545
3.00%, 7/1/2045	3,883,044	3,797,903
3.00%, 8/1/2045	20,484,701	20,035,548
3.00%, 10/1/2045	13,562,756	13,265,375
3.00%, 12/1/2045	26,394,888	25,816,146
3.00%, 1/1/2046	17,746,236	17,357,127
3.00%, 9/1/2046	26,772,415	26,123,695
3.50%, 2/1/2045	3,974,754	4,000,591
3.50%, 4/1/2045	32,503,504	32,653,098
3.50%, 6/1/2045	14,625,637	14,692,949
3.50%, 10/1/2045	16,875,078	16,952,743
3.50%, 2/1/2046	17,217,077	17,278,145
3.50%, 5/1/2046	54,920,624	55,115,424
4.00%, 4/1/2047	45,345,502	46,591,287
4.00%, 7/1/2047	13,766,439	14,144,647

Security Description	Principal Amount	Value

4.00%, 10/1/2047	$27,860,497	$28,625,913
4.50%, 6/1/2044	2,688,181	2,823,365
Series 326, Class 300, CMO 3.00%, 3/15/2044	37,994,597	37,566,036
Series 358, Class 300, CMO 3.00%, 10/15/2047	38,042,385	37,301,120
Series 3822, Class ZG, CMO, REMIC 4.00%, 2/15/2041	3,636,913	3,816,605
Series 3852, Class NS, CMO, IO, REMIC 1 Month USD LIBOR + 6.00% 4.22%, 5/15/2041 (b)	13,544,942	1,742,688
Series 3889, Class VZ, CMO, REMIC 4.00%, 7/15/2041	14,199,476	14,714,624
Series 3935, Class SJ, CMO, IO, REMIC 1 Month USD LIBOR + 6.65% 4.87%, 5/15/2041 (b)	3,159,096	323,880
Series 4120, Class KA, CMO, REMIC 1.75%, 10/15/2032	20,779,150	20,036,586
Series 4165, Class ZT, CMO, REMIC 3.00%, 2/15/2043	15,597,258	14,153,916
Series 4215, Class KC, CMO, REMIC 2.25%, 3/15/2038	15,174,490	14,983,542
Series 4364, Class ZX, CMO, REMIC 4.00%, 7/15/2044	39,409,545	41,488,399
Series 4434, Class LZ, CMO, REMIC 3.00%, 2/15/2045	3,290,360	2,990,903
Series 4444, Class CZ, CMO, REMIC 3.00%, 2/15/2045	12,064,652	11,006,310
Series 4447, Class A, CMO, REMIC 3.00%, 6/15/2041	2,111,764	2,096,975
Series 4447, Class Z, CMO, REMIC 3.00%, 3/15/2045	3,982,100	3,644,719
Series 4471, Class BA, CMO, REMIC 3.00%, 12/15/2041	7,070,185	6,922,780
Series 4471, Class GA, CMO, REMIC 3.00%, 2/15/2044	10,678,110	10,583,979
Series 4474, Class ZX, CMO, REMIC 4.00%, 4/15/2045	11,589,181	12,124,921
Series 4481, Class B, CMO, REMIC 3.00%, 12/15/2042	7,214,186	7,089,429
Series 4483, Class CA, CMO, REMIC 3.00%, 6/15/2044	13,393,669	13,133,135

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series 4484, Class CD, CMO, REMIC 1.75%, 7/15/2030	$18,470,635	$17,938,261
Series 4491, Class B, CMO, REMIC 3.00%, 8/15/2040	13,484,170	13,402,686
Series 4492, Class GZ, CMO, REMIC 3.50%, 7/15/2045	8,340,799	8,106,198
Series 4499, Class AB, CMO, REMIC 3.00%, 6/15/2042	14,409,071	14,182,694
Series 4504, Class CA, CMO, REMIC 3.00%, 4/15/2044	15,249,698	15,036,367
Series 4511, Class QA, CMO, REMIC 3.00%, 1/15/2041	13,048,108	12,975,260
Series 4511, Class QC, CMO, REMIC 3.00%, 12/15/2040	9,568,641	9,494,772
Series 4533, Class AB, CMO, REMIC 3.00%, 6/15/2044	10,346,132	10,066,548
Series 4543, Class HG, CMO, REMIC 2.70%, 4/15/2044	18,843,261	18,222,342
Series 4582, Class HA, CMO, REMIC 3.00%, 9/15/2045	14,896,902	14,699,677
Series 4629, Class KA, CMO, REMIC 3.00%, 3/15/2045	45,207,611	44,438,381
Series 4750, Class PA, 3.00%, 7/15/2046	24,772,658	24,585,540
Series K053, Class A2, 3.00%, 12/25/2025	2,232,000	2,211,688
Federal National Mortgage Association:
2.50%, 9/1/2046	5,537,604	5,187,988
2.50%, 2/1/2047	14,888,545	14,041,571
3.00%, 4/1/2040	16,697,194	16,333,994
3.00%, 10/1/2041	34,568,410	33,737,076
3.00%, 3/1/2043	6,077,483	5,974,329
3.00%, 7/1/2043	9,530,973	9,253,537
3.00%, 1/1/2045	2,045,115	1,985,744
3.00%, 3/1/2045	2,973,110	2,908,438
3.00%, 4/1/2045	12,242,368	11,879,133
3.00%, 7/1/2045	36,969,328	36,342,892
3.50%, 9/1/2034	2,892,135	2,954,364
3.50%, 12/1/2034	2,606,952	2,663,044
3.50%, 2/1/2035	1,667,484	1,703,363
3.50%, 1/1/2045	14,306,429	14,397,104
3.50%, 2/1/2045	5,519,770	5,554,755
3.50%, 6/1/2045	14,310,423	14,374,083
Federal National Mortgage Association 4.50%, 3/1/2044	3,102,428	3,259,170

Security Description	Principal Amount	Value

4.50%, 6/1/2044	$1,629,607	$1,711,938
4.50%, 7/1/2044	1,636,841	1,719,537
4.50%, 2/1/2045	2,107,259	2,213,722
Series 2010-109, Class N, CMO, REMIC 3.00%, 10/25/2040	3,387,600	3,361,641
Series 2011-51, Class CI, CMO, IO, REMIC 1 Month USD LIBOR + 6.00% 4.13%, 6/25/2041 (b)	9,125,294	1,087,354
Series 2012-101, Class AP, CMO, REMIC 2.00%, 8/25/2040	8,554,580	8,194,935
Series 2012-127, Class PA, CMO, REMIC 2.75%, 11/25/2042	4,243,835	4,153,426
Series 2012-151, Class SB, CMO, REMIC 1 Month USD LIBOR + 6.00% 3.50%, 1/25/2043 (b)	1,248,324	998,907
Series 2013-114, Class HZ, CMO, REMIC 3.00%, 11/25/2038	16,291,349	14,981,577
Series 2013-18, Class CD, CMO, REMIC 1.50%, 10/25/2027	6,542,909	6,283,287
Series 2013-30, Class PS, CMO, REMIC 1 Month USD LIBOR + 6.00% 3.50%, 4/25/2043 (b)	1,718,187	1,387,877
Series 2014-21, Class GZ, CMO, REMIC 3.00%, 4/25/2044	6,226,482	5,745,073
Series 2014-39, Class ZA, CMO, REMIC 3.00%, 7/25/2044	8,951,321	8,386,394
Series 2015-42, Class CA, CMO, REMIC 3.00%, 3/25/2044	8,350,398	8,241,420
Series 2015-9, Class HA, CMO, REMIC 3.00%, 1/25/2045	13,178,347	13,113,352
Series 2015-95, Class AP, CMO, REMIC 3.00%, 8/25/2042	16,744,914	16,654,392
Series 2016-21, Class BZ, CMO, REMIC 3.00%, 4/25/2046	4,598,720	4,198,435
Series 2016-32, Class LA, CMO, REMIC 3.00%, 10/25/2044	14,506,774	14,378,982
Series 2016-72, Class PA, CMO, REMIC 3.00%, 7/25/2046	22,455,950	22,048,543
Series 2016-81, Class PA, CMO, REMIC 3.00%, 2/25/2044	31,410,240	31,099,279

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series 2016-9, Class A, CMO, REMIC 3.00%, 9/25/2043	$11,144,148	$11,003,971
Series 2016-92, Class A, CMO, REMIC 3.00%, 4/25/2042	36,457,318	35,872,361
Series 2016-M3, Class A2, 2.70%, 2/25/2026	2,150,000	2,072,781
Series 2017-13, Class CA, CMO, REMIC 2.50%, 10/25/2043	31,498,197	31,425,489
Series 2017-15, Class MA, CMO, REMIC 3.00%, 2/25/2042	73,057,063	72,413,599
Series 2017-18, Class A, CMO, REMIC 3.00%, 8/25/2042	91,193,175	89,748,639
Series 2017-32, Class CA, CMO, REMIC 3.00%, 10/25/2042	44,135,834	43,687,118
Series 2017-87, Class BA, CMO, REMIC 3.00%, 12/25/2042	30,892,524	30,744,388
Series 2017-9, Class EA, CMO, REMIC 3.00%, 10/25/2042	75,594,440	74,419,257
Government National Mortgage Association: Series 2013-169, Class SE, CMO, IO, REMIC 1 Month USD LIBOR + 6.05% 4.26%, 11/16/2043 (b)	3,039,261	370,942
Series 2013-34, Class PL, CMO, REMIC 3.00%, 3/20/2042	13,146,117	12,957,804
Series 2014-43, Class PS, CMO, IO, REMIC 1 Month USD LIBOR + 6.18% 4.36%, 7/20/2042 (b)	8,942,637	1,046,213

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,686,507,557)		1,633,342,935

U.S. TREASURY OBLIGATIONS — 15.2%
Treasury Bonds: 3.13%, 2/15/2043	49,890,000	51,430,602
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2022	10,292,203	10,148,421
0.38%, 7/15/2027	10,637,550	10,381,610
Treasury Notes:
0.75%, 9/30/2018	35,000,000	34,794,900
1.13%, 2/28/2019	15,000,000	14,869,350
1.50%, 5/31/2020	92,300,000	90,703,207
1.63%, 5/15/2026	66,620,000	61,285,068
1.75%, 3/31/2022	60,160,000	58,464,691
2.13%, 1/31/2021	87,000,000	86,381,431
2.13%, 2/29/2024	57,600,000	55,986,047

Security Description	Principal Amount	Value

2.25%, 11/15/2025	$36,900,000	$35,721,783

TOTAL U.S. TREASURY OBLIGATIONS (Cost $518,505,832)		510,167,110

MORTGAGE-BACKED SECURITIES — 5.0%
Alternative Loan Trust:
Series 2005-79CB, Class A4, CMO 5.50%, 1/25/2036	8,146,201	7,060,137
Series 2006-24CB, Class A9, CMO 6.00%, 6/25/2036	4,569,219	4,034,698
Series 2006-43CB, Class 1A12, CMO 5.75%, 2/25/2037	4,113,973	3,479,296
Angel Oak Mortgage Trust I:
Series 2018-1, Class A1, 3.26%, 4/27/2048 (a) (b) (c)	10,000,000	9,999,968
Atrium Hotel Portfolio Trust:
Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05% 4.83%, 12/15/2036 (a) (b) .	3,697,000	3,665,111
Banc of America Alternative Loan Trust:
Series 2005-9, Class 1CB2, CMO 5.50%, 10/25/2035	5,185,073	5,163,672
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO 5.83%, 10/25/2036 (e)	4,760,622	4,361,910
Series 2007-5, Class CA1, CMO 6.00%, 7/25/2037	6,462,565	5,768,505
BANK:
Series 2017-BNK6, Class XA, IO 0.88%, 7/15/2060 (b)	55,432,123	3,288,128
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20% 2.98%, 8/15/2036 (a) (b)	863,000	860,834
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70% 3.48%, 8/15/2036 (a) (b)	983,000	978,882
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50% 4.28%, 8/15/2036 (a) (b)	2,060,000	2,051,470
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50% 5.28%, 8/15/2036 (a) (b)	1,974,000	1,966,236

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
BCAP LLC Trust:
Series 2010-RR4, Class 3212, CMO 6.27%, 1/26/2037 (a) (b)	$13,995,373	$12,668,303
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, CMO 5.50%, 8/25/2035	1,407,602	1,295,754
Series 2007-12, Class A9, CMO 5.75%, 8/25/2037	4,669,178	4,250,162
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00% 4.78%, 11/15/2036 (a) (b)	2,407,000	2,424,769
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74% 5.52%, 11/15/2036 (a) (b)	1,284,000	1,293,478
Citigroup Commercial Mortgage Trust:
Series 2008-C7, Class AM, 6.19%, 12/10/2049 (b) (c)	866,268	879,886
Citigroup Mortgage Loan Trust:
Series 2007-AR5, Class 1A2A, CMO 3.70%, 4/25/2037 (b)	2,859,225	2,590,618
CitiMortgage Alternative Loan Trust:
Series 2006-A7, Class 1A8, CMO 5.75%, 12/25/2036	5,063,433	4,716,584
Series 2007-A1, Class 1A7, CMO 6.00%, 1/25/2037	8,620,078	8,050,674
CLNS Trust:
Series 2017-IKPR, Class D, 1 Month USD LIBOR + 2.05% 3.79%, 6/11/2032 (a) (b)	3,338,000	3,346,373
Credit Suisse Commercial Mortgage Trust:
Series 2008-C1, Class AM, 6.20%, 2/15/2041 (a) (b) (c)	298,797	298,818
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XA, IO 0.73%, 11/15/2050 (b)	65,125,419	3,525,988
CSMC MortgageBacked Trust:
Series 2006-7, Class 7A7, CMO 6.00%, 8/25/2036	2,856,227	2,815,204
CSMC Trust:

Security Description	Principal Amount	Value

Series 2018-RPL2, Class A1, CMO 4.03%, 8/25/2062 (a) (e)	$2,000,000	$2,000,000
GS Mortgage Securities Trust:
Series 2013-GC14, Class A2, 3.00%, 8/10/2046	2,155,094	2,155,129
Series 2017-GS7, Class XA, IO 1.14%, 8/10/2050 (b)	40,841,601	3,311,441
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (b) (c)	632,053	633,783
Series 2017-MAUI, Class C, 1 Month USD LIBOR + 1.25% 2.97%, 7/15/2034 (a) (b)	865,000	866,647
Series 2017-MAUI, Class D, 1 Month USD LIBOR + 1.95% 3.67%, 7/15/2034 (a) (b)	812,000	815,318
Series 2017-MAUI, Class E, 1 Month USD LIBOR + 2.95% 4.67%, 7/15/2034 (a) (b)	719,000	722,161
Series 2017-MAUI, Class F, 1 Month USD LIBOR + 3.75% 5.47%, 7/15/2034 (a) (b)	1,012,000	1,017,083
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	355,000	350,389
Morgan Stanley Capital I Trust:
Series 2016-UB12, Class XA, IO 0.82%, 12/15/2049 (b)	57,418,776	2,737,945
OBX Trust:
Series 2018-1, Class A2, CMO 1 Month USD LIBOR + 0.65% 2.53%, 6/25/2057 (a) (b)	2,000,000	2,000,000
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95% 2.54%, 6/15/2033 (a) (b)	1,686,000	1,689,684
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25% 2.84%, 6/15/2033 (a) (b)	1,686,000	1,687,208
Shellpoint Co-Originator Trust:
Series 2017-1, Class A4, CMO 3.50%, 4/25/2047 (a) (b)	18,859,274	18,956,041
Structured Adjustable Rate Mortgage Loan Trust:

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series 2006-8, Class 4A3, CMO 3.63%, 9/25/2036 (b)	$1,373,002	$1,252,061
Structured Asset Mortgage Investments II Trust:
Series 2004-AR3, Class M, CMO 1 Month USD LIBOR + 0.68% 2.48%, 7/19/2034 (b)	3,287,035	3,171,943
UBS Commercial Mortgage Trust:
Series 2017-C1, Class XA, IO 1.61%, 6/15/2050 (b)	28,362,685	3,033,557
VSD LLC: 3.60%, 12/25/2043	2,365,985	2,362,567
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C30, Class AJ, 5.41%, 12/15/2043 (b) (c)	1,678,035	1,695,224
Waldorf Astoria Boca Raton Trust:
Series 2016-BOCA, Class B, 1 Month USD LIBOR + 2.05% 3.83%, 6/15/2029 (a) (b)	1,536,000	1,537,275
Series 2016-BOCA, Class C, 1 Month USD LIBOR + 2.50% 4.28%, 6/15/2029 (a) (b)	1,300,000	1,301,439
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO 5.50%, 10/25/2035	2,319,256	2,270,207
Series 2006-5, Class 3A2, CMO 6.00%, 7/25/2036 (e)	3,300,796	1,469,218
Wells Fargo Commercial Mortgage Trust:
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,568,000	1,601,459
Wells Fargo Mortgage Backed Securities Trust:
Series 2007-AR4, Class A1, CMO 3.66%, 8/25/2037 (b)	6,355,244	6,214,583
WinWater Mortgage Loan Trust:
Series 2016-1, Class 2A3, CMO 3.00%, 12/20/2030 (a) (b)	3,054,898	3,004,601

TOTAL MORTGAGE-BACKED SECURITIES (Cost $167,919,161)		168,692,421

Security Description	Principal Amount	Value

COMMERCIAL MORTGAGE
BACKED SECURITIES — 5.2%
A10 Securitization LLC: Series 2016-1, Class A1, 2.42%, 3/15/2035 (a)	$390,611	$390,093
BAMLL Commercial Mortgage Securities Trust: Series 2015-200P, Class XA, IO 0.38%, 4/14/2033 (a) (b)	30,000,000	743,409
Banc of America Commercial Mortgage Trust: Series 2015-UBS7, Class C, 4.37%, 9/15/2048 (b)	945,000	955,515
BANK:
Series 2017-BNK4, Class XA, IO 1.45%, 5/15/2050 (b)	30,595,787	2,849,756
BBCMS Trust:
Series 2015-STP, Class D, 4.29%, 9/10/2028 (a) (b)	1,750,000	1,740,962
BX Trust:
Series 2017-APPL, Class D, 1 Month USD LIBOR + 3.15% 3.83%, 7/15/2034 (a) (b)	1,215,478	1,219,302
Series 2017-APPL, Class E, 1 Month USD LIBOR + 3.15% 4.93%, 7/15/2034 (a) (b)	1,881,097	1,889,363
Series 2017-IMC, Class D, 1 Month USD LIBOR + 2.25% 4.03%, 10/15/2032 (a) (b)	1,412,000	1,415,132
Series 2017-IMC, Class E, 1 Month USD LIBOR + 3.25% 5.03%, 10/15/2032 (a) (b)	2,277,000	2,284,174
Series 2017-SLCT, Class D, 1 Month USD LIBOR + 2.05% 3.83%, 7/15/2034 (a) (b)	1,291,000	1,294,661
Series 2017-SLCT, Class E, 1 Month USD LIBOR + 3.15% 4.93%, 7/15/2034 (a) (b)	2,124,000	2,135,990
CD Mortgage Trust:
Series 2017-CD4, Class XA, IO 1.33%, 5/10/2050 (b)	16,960,348	1,472,667
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO 1.07%, 1/10/2048 (b)	24,701,240	1,582,507
Series 2016-C4, Class XA, IO 1.75%, 5/10/2058 (b)	19,588,265	1,998,551
Series 2017-C8, Class XA, IO 1.67%, 6/15/2050 (b)	28,233,461	3,007,431

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class D, 4.43%, 2/10/2048 (a) (b)	$943,700	$798,041
Series 2015-GC31, Class C, 4.06%, 6/10/2048 (b)	1,500,000	1,434,558
Series 2015-GC33, Class C, 4.57%, 9/10/2058 (b)	1,500,000	1,490,284
Series 2015-GC35, Class C, 4.50%, 11/10/2048 (b)	1,435,000	1,401,975
Series 2016-GC36, Class XA, IO 1.33%, 2/10/2049 (b)	21,873,083	1,672,094
Series 2016-P4, Class A4, 2.90%, 7/10/2049	2,023,000	1,937,143
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (b)	2,558,000	2,591,721
Cold Storage Trust:
Series 2017-ICE3, Class A, 1 Month USD LIBOR + 1.00% 2.78%, 4/15/2036 (a) (b)	1,965,000	1,971,697
Series 2017-ICE3, Class C, 1 Month USD LIBOR + 1.35% 3.13%, 4/15/2036 (a) (b)	2,397,000	2,406,128
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO 1.28%, 10/10/2046 (b)	32,722,640	1,570,448
Series 2015-CR22, Class D, 4.12%, 3/10/2048 (a) (b)	1,500,000	1,247,438
Series 2015-CR22, Class XA, IO 0.99%, 3/10/2048 (b)	10,678,409	475,962
Series 2015-CR23, Class D, 4.25%, 5/10/2048 (b)	900,000	735,973
Series 2015-CR26, Class B, 4.49%, 10/10/2048 (b)	1,600,000	1,666,583
Series 2015-CR26, Class XA, IO 1.04%, 10/10/2048 (b)	22,492,692	1,242,557
Series 2015-DC1, Class D, 4.35%, 2/10/2048 (a) (b)	750,000	620,098
Series 2015-DC1, Class XA, IO 1.14%, 2/10/2048 (b)	8,975,901	460,316
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (a)	1,200,000	996,320
Series 2015-LC21, Class C, 4.31%, 7/10/2048 (b)	968,000	947,089
Series 2016-CR28, Class C, 4.65%, 2/10/2049 (b)	2,235,000	2,258,159
Series 2016-DC2, Class C, 4.64%, 2/10/2049 (b)	1,329,000	1,282,844
Series 2016-DC2, Class XA, IO 1.06%, 2/10/2049 (b)	19,679,857	1,183,743

Security Description	Principal Amount	Value

Series 2017-PANW, Class D, 3.93%, 10/10/2029 (a) (b)	$1,388,000	$1,358,534
Series 2017-PANW, Class E, 3.81%, 10/10/2029 (a) (b)	2,316,000	2,176,865
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	909,329
Series 2015-C4, Class XA, IO 0.93%, 11/15/2048 (b)	35,961,316	1,836,134
GE Commercial Mortgage Corp. Trust:
Series 2007-C1, Class AM, 5.61%, 12/10/2049 (b)	2,109,000	2,128,579
Great Wolf Trust:
Series 2017-WOLF, Class D, 1 Month USD LIBOR + 2.10% 4.03%, 9/15/2034 (a) (b)	1,798,000	1,806,448
Series 2017-WOLF, Class E, 1 Month USD LIBOR + 3.10% 5.03%, 9/15/2034 (a) (b)	2,787,000	2,805,297
Series 2017-WOLF, Class F, 1 Month USD LIBOR + 4.07% 6.00%, 9/15/2034 (a) (b)	1,484,000	1,493,742
GS Mortgage Securities Corp.:
Series 2017-GS8, Class C, 4.34%, 11/10/2050 (b)	469,000	472,388
GS Mortgage Securities Corp. II:
Series 2013-GC10, Class XA, IO 1.55%, 2/10/2046 (b)	14,365,100	832,529
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, IO 1.00%, 4/10/2047 (b)	47,683,521	2,204,605
Series 2014-GC24, Class XA, IO 0.83%, 9/10/2047 (b)	31,794,299	1,198,076
Series 2015-GC32, Class XA, IO 0.85%, 7/10/2048 (b)	26,076,319	1,152,743
Series 2015-GC34, Class XA, IO 1.35%, 10/10/2048 (b)	17,208,791	1,283,750
Series 2015-GS1, Class XA, IO 0.82%, 11/10/2048 (b)	26,812,414	1,330,724
Series 2016-GS3, Class XA, IO 1.27%, 10/10/2049 (b)	32,704,607	2,538,698
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2017-FL10, Class B, 1 Month USD LIBOR + 1.00% 2.78%, 6/15/2032 (a) (b)	815,000	821,449

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series 2017-FL10, Class C, 1 Month USD LIBOR + 1.25% 3.03%, 6/15/2032 (a) (b)	$616,000	$622,596
Series 2017-FL10, Class D, 1 Month USD LIBOR + 1.90% 3.68%, 6/15/2032 (a) (b)	1,994,000	2,007,229
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AM, 5.37%, 5/15/2047 (c)	720,103	724,226
Series 2007-C1, Class AM, 5.75%, 2/15/2051 (b)	1,310,430	1,307,838
Series 2007-LD11, Class AM, 5.95%, 6/15/2049 (b) (c)	681,301	690,744
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (b)	1,775,000	1,791,901
Series 2015-JP1, Class XA, IO 1.13%, 1/15/2049 (b)	22,943,519	1,162,681
Series 2016-ASH, Class B, 1 Month USD LIBOR + 2.15% 3.93%, 10/15/2034 (a) (b)	2,009,294	2,010,611
Series 2016-ASH, Class C, 1 Month USD LIBOR + 2.75% 4.53%, 10/15/2034 (a) (b)	1,134,405	1,135,503
Series 2016-JP2, Class XA, IO 1.85%, 8/15/2049 (b)	19,930,032	2,319,890
Series 2016-WIKI, Class E, 4.01%, 10/5/2031 (a) (b)	3,160,000	3,073,976
Series 2016-WPT, Class E, 1 Month USD LIBOR + 5.00% 6.78%, 10/15/2033 (a) (b)	1,288,000	1,298,454
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO 0.96%, 11/15/2047 (b)	6,312,747	278,210
Series 2014-C26, Class C, 4.42%, 1/15/2048 (b)	1,500,000	1,481,009
Series 2015-C27, Class XA, IO 1.35%, 2/15/2048 (b)	7,743,248	441,339
Series 2015-C28, Class XA, IO 1.16%, 10/15/2048 (b)	11,623,641	569,697
Series 2015-C30, Class XA, IO 0.67%, 7/15/2048 (b)	30,293,906	910,759
Series 2015-C32, Class C, 4.67%, 11/15/2048 (b)	1,300,000	1,289,632
Series 2015-C33, Class C, 4.62%, 12/15/2048 (b)	1,739,000	1,758,085

Security Description	Principal Amount	Value

Series 2016-C1, Class C, 4.75%, 3/15/2049 (b)	$2,180,000	$2,227,906
JPMDB Commercial Mortgage Securities Trust: Series 2016-C2, Class XA, IO 1.70%, 6/15/2049 (b)	21,901,124	1,917,943
LSTAR Commercial Mortgage Trust:
Series 2017-5, Class X, IO 1.23%, 3/10/2050 (a) (b)	53,836,177	2,565,278
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class AJ, 5.43%, 5/12/2039 (b)	146,923	147,749
Series 2007-C1, Class AM, 5.81%, 6/12/2050 (b)	2,180,000	2,201,808
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO 0.85%, 10/15/2046 (b)	18,440,146	451,472
Series 2013-C7, Class XA, IO 1.39%, 2/15/2046 (b)	15,018,187	813,962
Series 2015-C20, Class C, 4.46%, 2/15/2048 (b)	500,000	487,891
Series 2015-C25, Class C, 4.53%, 10/15/2048 (b)	1,700,000	1,718,892
Series 2015-C27, Class C, 4.53%, 12/15/2047 (b)	1,219,000	1,160,761
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (b) ..	1,750,000	1,299,367
Series 2016-C28, Class XA, IO 1.28%, 1/15/2049 (b)	24,045,153	1,722,470
Series 2016-C30, Class XA, IO 1.46%, 9/15/2049 (b)	28,522,611	2,606,436
Series 2016-C31, Class C, 4.32%, 11/15/2049 (b)	3,358,000	3,286,966
Series 2016-C32, Class A4, 3.72%, 12/15/2049	2,665,000	2,698,977
Morgan Stanley Capital I Trust: Series 2015-UBS8, Class XA, IO 0.95%, 12/15/2048 (b)	25,851,729	1,433,962
Series 2015-XLF1, Class D, 1 Month USD LIBOR + 3.00% 4.78%, 8/14/2031 (a) (b)	750,000	751,525
PFP, Ltd.:
Series 2017-3, Class A, 1 Month USD LIBOR + 1.05% 2.83%, 1/14/2035 (a) (b)	1,386,382	1,387,810
Series 2017-3, Class AS, 1 Month USD LIBOR + 1.30% 3.08%, 1/14/2035 (a) (b)	1,253,000	1,260,784

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series 2017-3, Class B, 1 Month USD LIBOR + 1.75% 3.53%, 1/14/2035 (a) (b)	$720,000	$722,176
Series 2017-3, Class C, 1 Month USD LIBOR + 2.50% 4.28%, 1/14/2035 (a) (b)	752,000	756,457
RAIT Trust: Series 2016-FL6, Class A, 1 Month USD LIBOR + 1.45% 3.20%, 11/13/2031 (a) (b)	104,485	104,723
UBS Commercial Mortgage Trust:
Series 2017-C4, Class XA, IO 1.11%, 10/15/2050 (b)	44,464,725	3,530,495
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C26, Class AM, 6.00%, 6/15/2045 (b)	249,775	250,354
Series 2006-C28, Class AJ, 5.63%, 10/15/2048 (b) (c)	392,871	399,296
Series 2007-C33, Class AJ, 6.01%, 2/15/2051 (b) (c)	2,760,000	2,746,200
Series 2007-C33, Class AM, 6.01%, 2/15/2051 (b)	792,400	812,607
Waterfall Commercial Mortgage Trust: Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	8,048,800	7,898,651
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	920,000	753,714
Series 2015-C26, Class D, 3.59%, 2/15/2048 (a)	900,000	699,229
Series 2015-C26, Class XA, IO 1.28%, 2/15/2048 (b)	8,886,469	572,729
Series 2015-C27, Class C, 3.89%, 2/15/2048	750,000	706,026
Series 2015-C28, Class C, 4.13%, 5/15/2048 (b)	1,500,000	1,435,504
Series 2015-LC20, Class XA, IO 1.38%, 4/15/2050 (b)	7,800,134	491,268
Series 2015-NXS1, Class XA, 1.17%, 5/15/2048 (b)	9,740,523	530,289
Series 2015-NXS2, Class XA, IO 0.77%, 7/15/2058 (b)	29,364,889	1,069,349
Series 2015-NXS3, Class C, 4.64%, 9/15/2057 (b)	1,600,000	1,565,260
Series 2015-P2, Class XA, IO 1.02%, 12/15/2048 (b)	21,940,680	1,182,342
Series 2016-C32, Class C, 4.72%, 1/15/2059 (b)	1,581,000	1,564,219

Security Description	Principal Amount	Value

Series 2016-C33, Class XA, IO 1.80%, 3/15/2059 (b)	$15,372,867	$1,483,191
Series 2016-LC24, Class XA, IO 1.73%, 10/15/2049 (b)	16,461,496	1,699,424
Series 2017-C38, Class XA, IO 1.09%, 7/15/2050 (b)	39,047,967	2,878,831
Series 2017-RC1, Class XA, IO 1.56%, 1/15/2060 (b)	25,563,189	2,479,420
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO 1.12%, 3/15/2047 (b)	10,018,197	452,384
Series 2014-C21, Class XA, IO 1.11%, 8/15/2047 (b)	19,048,999	928,185

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $191,290,388)		174,449,236

	Shares
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (g) (h) (Cost $22,694,113)	22,694,113	22,694,113

TOTAL INVESTMENTS — 100.5% (Cost $3,465,099,144)		3,377,076,380

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(15,616,484)

NET ASSETS — 100.0%		$3,361,459,896

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 9.2% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $32,882,487 representing 0.9% of net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2018. Maturity date shown is the final maturity.
(f)	The rate shown represents the rate at March 31, 2018.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2018.

CMO = Collateralized Mortgage Obligation

CMT = Constant Maturity Treasury

EMTN = Euro Medium Term Note

GMTN = Global Medium Term Note

IO = Interest Only

LIBOR = London Interbank Offered Rate

LP = Limited Partnership

MTN = Medium Term Note

REMIC = Real Estate Mortgage Investment Conduit

At March 31, 2018, the Fund had unfunded loan commmitments of $511,281, which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)

Mavis Tire Express Services Corp.	511,281	512,240	959

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Corporate Bonds & Notes
Australia	$—	$7,306,247	$—	$7,306,247
Belgium	—	3,277,602	—	3,277,602
Brazil	—	3,450,931	—	3,450,931
Canada	—	9,932,634	—	9,932,634
Cayman Islands	—	4,857,047	—	4,857,047
Chile	—	28,329,937	—	28,329,937
China	—	25,128,598	—	25,128,598
Colombia	—	1,480,564	—	1,480,564
Costa Rica	—	3,090,913	—	3,090,913
Dominican Republic	—	6,475,040	—	6,475,040
Hong Kong	—	7,335,587	—	7,335,587
India	—	32,005,599	—	32,005,599
Israel	—	6,791,975	—	6,791,975
Jamaica	—	3,434,000	—	3,434,000
Japan	—	3,816,150	—	3,816,150
Malaysia	—	25,957,773	—	25,957,773
Mexico	—	12,192,667	—	12,192,667
Netherlands	—	135,750	—	135,750
New Zealand	—	1,918,430	—	1,918,430
Norway.	—	637,119	—	637,119
Panama	—	7,661,643	—	7,661,643
Peru	—	5,986,589	—	5,986,589
Philippines	—	7,362,093	—	7,362,093
Singapore	—	31,223,328	—	31,223,328
United Kingdom	—	8,532,511	—	8,532,511

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
United States	$—	$213,325,711	$—	$213,325,711
Asset-Backed Securities	—	105,345,169	—	105,345,169
Foreign Government Obligations
Chile	—	11,009,188	—	11,009,188
Costa Rica	—	3,241,254	—	3,241,254
India	—	3,544,438	—	3,544,438
Indonesia	—	8,833,458	—	8,833,458
Israel	—	8,773,889	—	8,773,889
Malaysia	—	6,095,893	—	6,095,893
Mexico	—	4,732,412	—	4,732,412
Panama	—	5,749,072	—	5,749,072
Peru	—	7,681,440	—	7,681,440
Philippines	—	8,523,993	—	8,523,993
Poland	—	1,169,377	—	1,169,377
Senior Floating Rate Loans
Aerospace & Defense	—	1,885,269	—	1,885,269
Auto Components	—	6,563,314	—	6,563,314
Building Products	—	2,502,425	—	2,502,425
Capital Markets	—	3,039,369	—	3,039,369
Chemicals	—	4,968,672	—	4,968,672
Commercial Services & Supplies	—	15,083,300	—	15,083,300
Communications Equipment	—	6,524,859	—	6,524,859
Construction & Engineering	—	4,295,668	—	4,295,668
Construction Materials	—	2,870,279	—	2,870,279
Containers & Packaging	—	5,738,133	—	5,738,133
Distributors	—	470,577	—	470,577
Diversified Financial Services	—	517,940	—	517,940
Diversified Telecommunication Services	—	8,091,138	—	8,091,138
Electrical Equipment	—	2,142,858	—	2,142,858
Energy Equipment & Services	—	2,344,562	—	2,344,562
Financial Services	—	3,003,628	—	3,003,628
Food & Staples Retailing	—	6,777,170	—	6,777,170
Food Products	—	800,558	—	800,558
Health Care Providers & Services	—	12,727,061	—	12,727,061
Health Care Technology	—	4,068,503	—	4,068,503
Hotels, Restaurants & Leisure	—	24,279,636	—	24,279,636
Household Products	—	1,052,311	—	1,052,311
Insurance	—	10,108,643	—	10,108,643
Internet Software & Services	—	161,423	—	161,423
IT Services	—	10,051,145	—	10,051,145
Life Sciences Tools & Services	—	5,872,378	—	5,872,378
Machinery	—	10,154,439	—	10,154,439
Media	—	16,376,296	—	16,376,296
Oil, Gas & Consumable Fuels	—	3,026,970	—	3,026,970
Pharmaceuticals	—	7,306,413	—	7,306,413
Real Estate Investment Trusts (REITs)	—	419,904	—	419,904
Real Estate Management & Development	—	2,772,445	—	2,772,445
Retail-Restaurants	—	3,395,311	—	3,395,311
Software	—	38,877,775	—	38,877,775

See accompanying notes to schedules of investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Specialty Retail	$—	$3,114,172	$—	$3,114,172
U.S. Government Agency Obligations	—	1,633,342,935	—	1,633,342,935
U.S. Treasury Obligations	—	510,167,110	—	510,167,110
Mortgage-Backed Securities	—	168,692,421	—	168,692,421
Commercial Mortgage Backed Securities	—	174,449,236	—	174,449,236
Short-Term Investment	22,694,113	—	—	22,694,113

TOTAL INVESTMENTS	$22,694,113	$3,354,382,267	$—	$3,377,076,380

OTHER FINANCIAL INSTRUMENTS:
Unfunded Loan(a)	—	959	—	959

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$22,694,113	$3,354,383,226	$—	$3,377,077,339

(a)	Includes appreciation on unfunded loan commitments.

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	119,660,357	$119,660,357	$732,878,367	$829,844,611	$—	$—	22,694,113	$22,694,113	$1,188,077	$—

See accompanying notes to schedules of investments.

State Street Disciplined Global Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.2%
AUSTRALIA — 2.6%
CIMIC Group, Ltd. (a)	683	$23,476
Insurance Australia Group, Ltd. (a)	5,406	31,260
Macquarie Group, Ltd. (a)	61	4,858
Qantas Airways, Ltd. (a)	6,574	29,620
South32, Ltd. (a)	16,183	40,618

		129,832

CANADA — 2.8%
BCE, Inc.	859	36,939
Sun Life Financial, Inc.	592	24,295
TELUS Corp.	1,279	44,880
Toronto-Dominion Bank	598	33,911

		140,025

DENMARK — 1.3%
Danske Bank A/S (a)	1,803	67,530

FRANCE — 1.8%
Peugeot SA (a)	1,992	47,943
Sanofi (a)	544	43,629

		91,572

GERMANY — 0.5%
Allianz SE (a)	44	9,942
CECONOMY AG (a)	1,496	17,191

		27,133

HONG KONG — 6.6%
BOC Hong Kong Holdings, Ltd. (a)	12,000	58,868
CK Asset Holdings, Ltd. (a)	500	4,219
CLP Holdings, Ltd. (a)	6,500	66,273
Hang Seng Bank, Ltd. (a)	2,100	48,792
Jardine Matheson Holdings, Ltd. (a)	400	24,650
Link REIT (a)	6,500	55,715
Sun Hung Kai Properties, Ltd. (a)	3,000	47,618
WH Group, Ltd. (a) (b)	23,000	24,644

		330,779

ITALY — 0.7%
Enel SpA (a)	5,469	33,450

JAPAN — 16.3%
Canon, Inc. (a)	300	10,889
Daiwa House Industry Co., Ltd. (a)	800	30,835
FUJIFILM Holdings Corp. (a)	900	35,959
Fujitsu, Ltd. (a)	5,000	30,400
Hitachi, Ltd. (a)	9,000	65,586
Honda Motor Co., Ltd. (a)	300	10,390
ITOCHU Corp. (a)	2,300	44,936
Japan Airlines Co., Ltd. (a)	1,100	44,811
Kajima Corp. (a)	5,000	47,031
Kirin Holdings Co., Ltd. (a)	2,000	53,272
Marubeni Corp. (a)	5,900	43,107
Mitsubishi Materials Corp. (a)	600	17,795
Mitsui & Co., Ltd. (a)	4,600	79,197
Mitsui Chemicals, Inc. (a)	1,200	38,119
Nippon Telegraph & Telephone Corp. (a)	1,200	56,013
NTT DOCOMO, Inc. (a)	2,000	51,013
Sekisui Chemical Co., Ltd. (a)	2,300	40,356

Security Description	Shares	Value

Taisei Corp. (a)	1,200	$61,579
Toyota Motor Corp. (a)	900	58,469

		819,757

NETHERLANDS — 0.6%
Koninklijke Ahold Delhaize NV (a)	1,333	31,571

NORWAY — 1.0%
Statoil ASA (a)	2,169	51,256

SINGAPORE — 1.0%
Ascendas REIT (a)	6,500	13,091
Oversea-Chinese Banking Corp., Ltd. (a)	2,000	19,700
UOL Group, Ltd. (a)	2,485	16,292

		49,083

SPAIN — 0.6%
ACS Actividades de Construccion y Servicios SA (a)	817	31,860

SWEDEN — 1.3%
Swedish Match AB (a)	1,444	65,243

SWITZERLAND — 4.2%
Sonova Holding AG (a)	72	11,428
Swiss Re AG (a)	495	50,438
Swisscom AG (a)	98	48,537
TE Connectivity, Ltd.	663	66,234
Zurich Insurance Group AG (a) (c)	100	32,931

		209,568

UNITED KINGDOM — 0.9%
Direct Line Insurance Group PLC (a)	8,421	45,084

UNITED STATES — 56.0%
Agilent Technologies, Inc.	1,021	68,305
AGNC Investment Corp. REIT	2,977	56,325
Allstate Corp.	556	52,709
Altria Group, Inc.	478	29,789
Ameren Corp.	768	43,492
American Express Co.	319	29,756
Annaly Capital Management, Inc. REIT	5,205	54,288
Anthem, Inc.	235	51,630
Apple, Inc.	173	29,026
Avery Dennison Corp.	522	55,463
Bank of New York Mellon Corp.	951	49,005
Baxter International, Inc.	1,135	73,820
BB&T Corp.	686	35,700
CA, Inc.	837	28,374
Carnival Corp.	849	55,677
CenterPoint Energy, Inc.	1,662	45,539
Cisco Systems, Inc.	834	35,770
Coca-Cola Co.	1,381	59,977
Cognizant Technology Solutions Corp. Class A	598	48,139
Corning, Inc.	870	24,256
Cummins, Inc.	393	63,701
DTE Energy Co.	492	51,365
Eli Lilly & Co.	481	37,215
Exelon Corp.	1,239	48,333
Express Scripts Holding Co. (c)	435	30,050
H&R Block, Inc.	193	4,904
Harris Corp.	439	70,802

See accompanying notes to schedules of investments.

State Street Disciplined Global Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

HCA Healthcare, Inc.	522	$50,634
Home Depot, Inc.	221	39,391
HP, Inc.	2,260	49,539
Humana, Inc.	92	24,732
IDEXX Laboratories, Inc. (c)	175	33,493
International Business Machines Corp.	379	58,150
Johnson & Johnson	458	58,693
JPMorgan Chase & Co.	642	70,601
Lockheed Martin Corp.	167	56,434
Maxim Integrated Products, Inc.	751	45,225
McDonald’s Corp.	373	58,330
Merck & Co., Inc.	809	44,066
Motorola Solutions, Inc.	684	72,025
PepsiCo, Inc.	473	51,628
Pfizer, Inc.	404	14,338
PNC Financial Services Group, Inc.	476	71,990
Procter & Gamble Co.	421	33,377
Prudential Financial, Inc.	103	10,666
Public Service Enterprise Group, Inc.	846	42,503
PVH Corp.	466	70,566
Quest Diagnostics, Inc.	580	58,174
Raytheon Co.	260	56,113
Republic Services, Inc.	211	13,975
Synopsys, Inc. (c)	404	33,629
Sysco Corp.	659	39,514
Texas Instruments, Inc.	678	70,437
TJX Cos., Inc.	305	24,876
Torchmark Corp.	401	33,752
Tyson Foods, Inc. Class A	785	57,454
United Parcel Service, Inc. Class B	447	46,783
UnitedHealth Group, Inc.	266	56,924
US Bancorp	469	23,685
Walmart, Inc.	654	58,186
Waste Management, Inc.	713	59,978

		2,823,271

TOTAL COMMON STOCKS (Cost $4,394,693)		4,947,014

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e) (Cost $65,532)	65,532	$65,532

TOTAL INVESTMENTS — 99.5% (Cost $4,460,225)		5,012,546

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		26,149

NET ASSETS — 100.0%		$5,038,695

(a)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $1,917,484 representing 38.1% of net assets.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Australia	$—	$129,832	$—	$129,832
Canada	140,025	—	—	140,025
Denmark	—	67,530	—	67,530
France	—	91,572	—	91,572
Germany	—	27,133	—	27,133
Hong Kong	—	330,779	—	330,779
Italy	—	33,450	—	33,450
Japan	—	819,757	—	819,757
Netherlands	—	31,571	—	31,571
Norway	—	51,256	—	51,256

See accompanying notes to schedules of investments.

State Street Disciplined Global Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Singapore	$—	$49,083	$—	$49,083
Spain	—	31,860	—	31,860
Sweden	—	65,243	—	65,243
Switzerland	66,234	143,334	—	209,568
United Kingdom	—	45,084	—	45,084
United States	2,823,271	—	—	2,823,271
Short-Term Investment	65,532	—	—	65,532

TOTAL INVESTMENTS	$3,095,062	$1,917,484	$—	$5,012,546

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	23,785	$23,785	$565,523	$523,776	$—	$—	65,532	$65,532	$448	$—

See accompanying notes to schedules of investments.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

SPDR MFS Systematic Core Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Core Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Core Equity Portfolio follows.

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AEROSPACE & DEFENSE — 3.9%
Boeing Co.	2,172	$712,155

BANKS — 7.8%
Citigroup, Inc.	8,077	545,197
JPMorgan Chase & Co.	6,673	733,830
Wells Fargo & Co.	2,699	141,455

		1,420,482

BIOTECHNOLOGY — 1.0%
Celgene Corp. (a)	2,070	184,665

CHEMICALS — 0.6%
LyondellBasell Industries NV Class A	1,084	114,557

CONSUMER FINANCE — 1.2%
Discover Financial Services	2,988	214,927

ELECTRIC UTILITIES — 3.1%
Exelon Corp.	14,377	560,847

FOOD PRODUCTS — 4.6%
Archer-Daniels-Midland Co.	7,296	316,428
Tyson Foods, Inc. Class A	7,032	514,672

		831,100

HEALTH CARE PROVIDERS & SERVICES — 6.3%
Express Scripts Holding Co. (a)	8,814	608,871
Humana, Inc.	445	119,629
McKesson Corp.	1,661	233,985
UnitedHealth Group, Inc.	878	187,892

		1,150,377

HOTELS, RESTAURANTS & LEISURE — 2.7%
Royal Caribbean Cruises, Ltd.	4,107	483,558

HOUSEHOLD PRODUCTS — 0.9%
Procter & Gamble Co.	2,057	163,079

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.0%
AES Corp.	24,413	277,576
NRG Energy, Inc.	9,048	276,235

		553,811

INSURANCE — 6.3%
MetLife, Inc.	12,305	564,676
Prudential Financial, Inc.	5,623	582,262

		1,146,938

INTERNET & CATALOG RETAIL — 1.1%
Amazon.com, Inc. (a)	138	199,733

INTERNET SOFTWARE & SERVICES — 8.0%
Alphabet, Inc. Class C (a)	499	514,863
Facebook, Inc. Class A (a)	5,178	827,393

Security Description	Shares	Value

VeriSign, Inc. (a)	904	$107,178

		1,449,434

IT SERVICES — 5.6%
DXC Technology Co.	6,058	609,011
International Business Machines Corp.	2,609	400,299

		1,009,310

MACHINERY — 2.3%
Allison Transmission Holdings, Inc.	4,323	168,856
Caterpillar, Inc.	1,717	253,052

		421,908

MEDIA — 2.6%
Comcast Corp. Class A	13,799	471,512

OIL, GAS & CONSUMABLE FUELS — 5.3%
Exxon Mobil Corp.	4,318	322,166
Valero Energy Corp.	6,997	649,112

		971,278

PHARMACEUTICALS — 7.9%
Eli Lilly & Co.	6,098	471,802
Johnson & Johnson	4,785	613,198
Merck & Co., Inc.	6,417	349,534

		1,434,534

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.7%
Extra Space Storage, Inc. REIT	3,334	291,258
Host Hotels & Resorts, Inc. REIT	30,421	567,048

		858,306

ROAD & RAIL — 2.4%
Union Pacific Corp.	3,289	442,140

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Intel Corp.	4,153	216,288

SOFTWARE — 8.0%
Adobe Systems, Inc. (a)	1,936	418,331
Microsoft Corp.	2,791	254,735
Oracle Corp.	6,078	278,068
Take-Two Interactive Software, Inc. (a)	5,135	502,100

		1,453,234

SPECIALTY RETAIL — 2.9%
Best Buy Co., Inc.	7,496	524,645

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
Apple, Inc.	3,737	626,994

TOBACCO — 2.0%
Philip Morris International, Inc.	3,686	366,388

TOTAL COMMON STOCKS (Cost $17,888,257)		17,982,200

See accompanying notes to schedules of investments.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c) (Cost $175,746)	175,746	$175,746

TOTAL INVESTMENTS — 99.9% (Cost $18,064,003)		18,157,946

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		17,965

NET ASSETS — 100.0%		$18,175,911

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$712,155	$—	$—	$712,155
Banks	1,420,482	—	—	1,420,482
Biotechnology	184,665	—	—	184,665
Chemicals	114,557	—	—	114,557
Consumer Finance	214,927	—	—	214,927
Electric Utilities	560,847	—	—	560,847
Food Products	831,100	—	—	831,100
Health Care Providers & Services	1,150,377	—	—	1,150,377
Hotels, Restaurants & Leisure	483,558	—	—	483,558
Household Products	163,079	—	—	163,079
Independent Power Producers & Energy Traders	553,811	—	—	553,811
Insurance	1,146,938	—	—	1,146,938
Internet & Catalog Retail	199,733	—	—	199,733
Internet Software & Services	1,449,434	—	—	1,449,434
IT Services	1,009,310	—	—	1,009,310
Machinery	421,908	—	—	421,908
Media	471,512	—	—	471,512
Oil, Gas & Consumable Fuels	971,278	—	—	971,278
Pharmaceuticals	1,434,534	—	—	1,434,534
Real Estate Investment Trusts (REITs)	858,306	—	—	858,306
Road & Rail	442,140	—	—	442,140
Semiconductors & Semiconductor Equipment	216,288	—	—	216,288
Software	1,453,234	—	—	1,453,234
Specialty Retail	524,645	—	—	524,645
Technology Hardware, Storage & Peripherals	626,994	—	—	626,994
Tobacco	366,388	—	—	366,388
Short-Term Investment	175,746	—	—	175,746

TOTAL INVESTMENTS	$18,157,946	$—	$—	$18,157,946

See accompanying notes to schedules of investments.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	45,055	$45,055	$433,808	$303,117	$—	$—	175,746	$175,746	$833	$—

See accompanying notes to schedules of investments.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

SPDR MFS Systematic Growth Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Growth Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Growth Equity Portfolio follows.

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 4.2%
Boeing Co.	6,535	$2,142,696

BEVERAGES — 0.2%
PepsiCo, Inc.	974	106,312

BIOTECHNOLOGY — 3.9%
Amgen, Inc.	4,897	834,841
Biogen, Inc. (a)	1,903	521,079
Celgene Corp. (a)	3,185	284,134
Gilead Sciences, Inc.	4,550	343,024

		1,983,078

CHEMICALS — 2.2%
LyondellBasell Industries NV Class A	10,503	1,109,957

CONSUMER FINANCE — 1.4%
Synchrony Financial	21,727	728,506

FOOD PRODUCTS — 2.0%
Tyson Foods, Inc. Class A	14,378	1,052,326

HEALTH CARE PROVIDERS & SERVICES — 10.3%
Centene Corp. (a)	3,176	339,419
Express Scripts Holding Co. (a)	1,837	126,900
Humana, Inc.	3,266	877,999
McKesson Corp.	8,217	1,157,529
Molina Healthcare, Inc. (a)	9,338	758,059
UnitedHealth Group, Inc.	8,026	1,717,564
WellCare Health Plans, Inc. (a)	1,517	293,736

		5,271,206

HOTELS, RESTAURANTS & LEISURE — 3.3%
Marriott International, Inc. Class A	12,335	1,677,313

HOUSEHOLD DURABLES — 0.8%
PulteGroup, Inc.	13,316	392,689

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.2%
NRG Energy, Inc.	20,618	629,468

INSURANCE — 2.4%
Allstate Corp.	4,756	450,869
Prudential Financial, Inc.	7,524	779,110

		1,229,979

INTERNET & CATALOG RETAIL — 3.7%
Booking Holdings, Inc. (a)	904	1,880,673

INTERNET SOFTWARE & SERVICES — 10.4%
Alphabet, Inc. Class A (a)	976	1,012,249
Alphabet, Inc. Class C (a)	1,338	1,380,535
Facebook, Inc. Class A (a)	18,271	2,919,523

		5,312,307

IT SERVICES — 7.3%
DXC Technology Co.	18,104	1,819,995

Security Description	Shares	Value

International Business Machines Corp.	12,383	$1,899,924

		3,719,919

MACHINERY — 4.7%
Allison Transmission Holdings, Inc.	13,758	537,387
Caterpillar, Inc.	12,560	1,851,093

		2,388,480

MEDIA — 3.8%
Charter Communications, Inc. Class A (a)	2,538	789,876
Comcast Corp. Class A	34,462	1,177,567

		1,967,443

PHARMACEUTICALS — 3.7%
Eli Lilly & Co.	14,144	1,094,321
Johnson & Johnson	6,136	786,329

		1,880,650

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.0%
Host Hotels & Resorts, Inc. REIT	24,662	459,700
SBA Communications Corp. REIT (a)	9,338	1,596,051

		2,055,751

ROAD & RAIL — 0.7%
Union Pacific Corp.	2,884	387,696

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Broadcom, Ltd.	4,077	960,745

SOFTWARE — 10.5%
Adobe Systems, Inc. (a)	8,194	1,770,559
Microsoft Corp.	7,610	694,565
Oracle Corp.	32,847	1,502,750
Take-Two Interactive Software, Inc. (a)	14,565	1,424,166

		5,392,040

SPECIALTY RETAIL — 3.3%
Best Buy Co., Inc.	21,192	1,483,228
Ross Stores, Inc.	2,998	233,784

		1,717,012

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.1%
Apple, Inc.	11,080	1,859,002
Western Digital Corp.	19,054	1,758,113

		3,617,115

TOBACCO — 4.0%
Altria Group, Inc.	21,783	1,357,516
Philip Morris International, Inc.	6,719	667,869

		2,025,385

TRADING COMPANIES & DISTRIBUTORS — 2.2%
United Rentals, Inc. (a)	6,613	1,142,263

TOTAL COMMON STOCKS (Cost $49,548,487)		50,771,009

See accompanying notes to schedules of investments.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c) (Cost $347,345)	347,345	$347,345

TOTAL INVESTMENTS — 99.9% (Cost $49,895,832)		51,118,354

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		51,815

NET ASSETS — 100.0%		$51,170,169

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$2,142,696	$—	$—	$2,142,696
Beverages	106,312	—	—	106,312
Biotechnology	1,983,078	—	—	1,983,078
Chemicals	1,109,957	—	—	1,109,957
Consumer Finance	728,506	—	—	728,506
Food Products	1,052,326	—	—	1,052,326
Health Care Providers & Services	5,271,206	—	—	5,271,206
Hotels, Restaurants & Leisure	1,677,313	—	—	1,677,313
Household Durables	392,689	—	—	392,689
Independent Power Producers & Energy Traders	629,468	—	—	629,468
Insurance	1,229,979	—	—	1,229,979
Internet & Catalog Retail	1,880,673	—	—	1,880,673
Internet Software & Services	5,312,307	—	—	5,312,307
IT Services	3,719,919	—	—	3,719,919
Machinery	2,388,480	—	—	2,388,480
Media	1,967,443	—	—	1,967,443
Pharmaceuticals	1,880,650	—	—	1,880,650
Real Estate Investment Trusts (REITs)	2,055,751	—	—	2,055,751
Road & Rail	387,696	—	—	387,696
Semiconductors & Semiconductor Equipment	960,745	—	—	960,745
Software	5,392,040	—	—	5,392,040
Specialty Retail	1,717,012	—	—	1,717,012
Technology Hardware, Storage & Peripherals	3,617,115	—	—	3,617,115
Tobacco	2,025,385	—	—	2,025,385
Trading Companies & Distributors	1,142,263	—	—	1,142,263
Short-Term Investment	347,345	—	—	347,345

TOTAL INVESTMENTS	$51,118,354	$—	$—	$51,118,354

See accompanying notes to schedules of investments.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	343,832	$343,832	$831,523	$828,010	$—	$—	347,345	$347,345	$3,292	$—

See accompanying notes to schedules of investments.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

SPDR MFS Systematic Value Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Value Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Value Equity Portfolio follows.

Security Description	Shares	Value

COMMON STOCKS — 98.8%
BANKS — 13.6%
Bank of America Corp.	34,386	$1,031,236
Citigroup, Inc.	14,359	969,233
JPMorgan Chase & Co.	9,867	1,085,074

		3,085,543

CHEMICALS — 1.5%
LyondellBasell Industries NV Class A	3,189	337,014

COMMUNICATIONS EQUIPMENT — 2.1%
Cisco Systems, Inc.	11,354	486,973

CONSUMER FINANCE — 4.7%
Discover Financial Services	9,415	677,221
Synchrony Financial	11,425	383,080

		1,060,301

ELECTRIC UTILITIES — 5.3%
Exelon Corp.	19,994	779,966
PG&E Corp.	3,014	132,405
PPL Corp.	10,666	301,741

		1,214,112

ELECTRICAL EQUIPMENT — 4.5%
Eaton Corp. PLC	7,699	615,227
Regal Beloit Corp.	5,693	417,582

		1,032,809

FOOD PRODUCTS — 5.4%
Archer-Daniels-Midland Co.	7,498	325,188
J.M. Smucker Co.	1,255	155,632
Tyson Foods, Inc. Class A	10,072	737,170

		1,217,990

HEALTH CARE PROVIDERS & SERVICES — 7.6%
Express Scripts Holding Co. (a)	7,401	511,261
Humana, Inc.	1,863	500,830
McKesson Corp.	5,002	704,632

		1,716,723

HOTELS, RESTAURANTS & LEISURE — 3.1%
Royal Caribbean Cruises, Ltd.	5,971	703,026

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS — 3.2%
NRG Energy, Inc.	23,506	717,638

INSURANCE — 6.6%
Athene Holding, Ltd. Class A (a)	2,379	113,740
MetLife, Inc.	7,150	328,113
Progressive Corp.	3,656	222,760
Prudential Financial, Inc.	6,947	719,362
Unum Group	2,434	115,883

		1,499,858

Security Description	Shares	Value

IT SERVICES — 3.4%
DXC Technology Co.	7,659	$769,959

MACHINERY — 4.4%
Allison Transmission Holdings, Inc.	5,414	211,471
Caterpillar, Inc.	1,381	203,532
Cummins, Inc.	3,557	576,554

		991,557

MULTILINE RETAIL — 0.7%
Target Corp.	2,366	164,271

OIL, GAS & CONSUMABLE FUELS — 9.3%
Anadarko Petroleum Corp.	5,442	328,751
EOG Resources, Inc.	1,247	131,272
Exxon Mobil Corp.	4,032	300,827
Phillips 66	5,211	499,839
Valero Energy Corp.	9,215	854,876

		2,115,565

PHARMACEUTICALS — 7.2%
Eli Lilly & Co.	5,002	387,005
Johnson & Johnson	5,524	707,901
Merck & Co., Inc.	9,939	541,377

		1,636,283

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.2%
Annaly Capital Management, Inc. REIT	18,225	190,087
Host Hotels & Resorts, Inc. REIT	26,233	488,983
STORE Capital Corp. REIT	12,792	317,497
Sun Communities, Inc. REIT	2,078	189,867

		1,186,434

ROAD & RAIL — 2.4%
Union Pacific Corp.	4,108	552,238

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Intel Corp.	11,411	594,285

SPECIALTY RETAIL — 2.3%
Best Buy Co., Inc.	7,601	531,994

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.7%
NetApp, Inc.	6,137	378,591
Western Digital Corp.	5,002	461,535

		840,126

TOTAL COMMON STOCKS (Cost $21,704,357)		22,454,699

See accompanying notes to schedules of investments.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c) (Cost $252,311)	252,311	$252,311

TOTAL INVESTMENTS — 99.9% (Cost $21,956,668)		22,707,010

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		33,678

NET ASSETS — 100.0%		$22,740,688

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Banks	$3,085,543	$—	$—	$3,085,543
Chemicals	337,014	—	—	337,014
Communications Equipment	486,973	—	—	486,973
Consumer Finance	1,060,301	—	—	1,060,301
Electric Utilities	1,214,112	—	—	1,214,112
Electrical Equipment	1,032,809	—	—	1,032,809
Food Products	1,217,990	—	—	1,217,990
Health Care Providers & Services	1,716,723	—	—	1,716,723
Hotels, Restaurants & Leisure	703,026	—	—	703,026
Independent Power Producers & Energy Traders	717,638	—	—	717,638
Insurance	1,499,858	—	—	1,499,858
IT Services	769,959	—	—	769,959
Machinery	991,557	—	—	991,557
Multiline Retail	164,271	—	—	164,271
Oil, Gas & Consumable Fuels	2,115,565	—	—	2,115,565
Pharmaceuticals	1,636,283	—	—	1,636,283
Real Estate Investment Trusts (REITs)	1,186,434	—	—	1,186,434
Road & Rail	552,238	—	—	552,238
Semiconductors & Semiconductor Equipment	594,285	—	—	594,285
Specialty Retail	531,994	—	—	531,994
Technology Hardware, Storage & Peripherals	840,126	—	—	840,126
Short-Term Investment	252,311	—	—	252,311

TOTAL INVESTMENTS	$22,707,010	$—	$—	$22,707,010

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	84,511	$84,511	$407,040	$239,240	$—	$—	252,311	$252,311	$887	$—

See accompanying notes to schedules of investments.

SPDR DoubleLine Emerging Markets Fixed Income ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 74.3%
BRAZIL — 0.4%
MARB BondCo PLC 7.00%, 3/15/2024 (a)	$200,000	$188,000

CHILE — 10.7%
Banco de Credito e Inversiones
Series REGS, 4.00%, 2/11/2023	200,000	201,665
Banco del Estado de Chile:
Series REGS, 2.67%, 1/8/2021 (a)	500,000	489,375
Series REGS, 3.88%, 2/8/2022	150,000	151,225
Series REGS, 4.13%, 10/7/2020	300,000	305,671
Banco Santander Chile Series REGS, 3.88%, 9/20/2022	263,000	265,043
Celulosa Arauco y Constitucion SA 4.75%, 1/11/2022	100,000	103,206
Embotelladora Andina SA
Series REGS, 5.00%, 10/1/2023	800,000	841,162
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	700,000	717,883
Inversiones CMPC SA/Cayman Islands Branch 6.13%, 11/5/2019	200,000	209,053
Itau CorpBanca Series REGS, 3.88%, 9/22/2019	700,000	705,355
SACI Falabella 3.75%, 4/30/2023	1,000,000	990,848

		4,980,486

CHINA — 11.2%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	200,000	193,638
3.13%, 11/28/2021	1,000,000	997,690
CNOOC Finance 2011, Ltd.
Series REGS, 4.25%, 1/26/2021	200,000	204,778
CNOOC Finance 2012, Ltd.
Series REGS, 3.88%, 5/2/2022	200,000	201,609
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	500,000	484,115
CNPC General Capital, Ltd.:
Series REGS, 3.40%, 4/16/2023	400,000	395,537
Series REGS, 3.95%, 4/19/2022	300,000	305,212
CNPC HK Overseas Capital, Ltd.
Series REGS, 4.50%, 4/28/2021	200,000	207,042
Sinopec Group Overseas Development 2016, Ltd.:
Series REGS, 2.75%, 5/3/2021	400,000	393,495
Series REGS, 2.75%, 9/29/2026	700,000	635,393
Tencent Holdings, Ltd.:
2.88%, 2/11/2020	500,000	499,068
3 Month USD LIBOR + 0.61%, 2.34%, 1/19/2023 (a)(b)	700,000	700,770

		5,218,347

COLOMBIA — 3.6%
Bancolombia SA 6.13%, 7/26/2020	800,000	846,000
Ecopetrol SA 7.63%, 7/23/2019	800,000	846,064

		1,692,064

Security Description	Principal Amount	Value

COSTA RICA — 0.4%
Banco Nacional de Costa Rica 4.88%, 11/1/2018	200,000	$200,000

HONG KONG — 2.5%
CK Hutchison International 17 II, Ltd. 2.25%, 9/29/2020	400,000	392,671
CK Hutchison International 17, Ltd.:
Series REGS, 2.88%, 4/5/2022	400,000	392,289
3.50%, 4/5/2027 (a)	200,000	193,626
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/8/2022	200,000	198,361

		1,176,947

INDIA — 10.7%
Adani Ports & Special Economic Zone, Ltd.:
3.50%, 7/29/2020	500,000	497,005
Series REGS, 3.95%, 1/19/2022	400,000	398,573
Bharat Petroleum Corp., Ltd.:
4.00%, 5/8/2025	500,000	490,010
4.63%, 10/25/2022	600,000	619,620
Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	700,000	712,166
Bharti Airtel, Ltd. Series REGS, 4.38%, 6/10/2025	200,000	193,803
Indian Oil Corp., Ltd. 5.75%, 8/1/2023	800,000	866,984
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	600,000	573,348
Reliance Holding USA, Inc.
Series REGS, 4.50%, 10/19/2020	650,000	667,421

		5,018,930

ISRAEL — 1.2%
Delek & Avner Tamar Bond, Ltd. 4.44%, 12/30/2020 (a)	560,000	561,770

JAMAICA — 0.7%
Digicel Group, Ltd. Series REGS, 7.13%, 4/1/2022	400,000	312,000

MALAYSIA — 7.7%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	1,000,000	1,002,371
Gohl Capital, Ltd. 4.25%, 1/24/2027	600,000	589,980
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (b)	1,000,000	1,001,020
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	600,000	592,446
Petronas Global Sukuk, Ltd. Series REGS, 2.71%, 3/18/2020	400,000	396,936

		3,582,753

MEXICO — 4.9%
America Movil SAB de CV 3.13%, 7/16/2022	600,000	591,768

See accompanying notes to schedules of investments.

SPDR DoubleLine Emerging Markets Fixed Income ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Banco Santander Mexico SA Series REGS, 5 Year CMT + 4.58%, 5.95%, 1/30/2024 (b)	600,000	$607,500
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	300,000	307,323
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	600,000	584,436
Grupo Idesa SA de CV 7.88%, 12/18/2020	200,000	194,163

		2,285,190

PANAMA — 1.7%
Global Bank Corp.:
4.50%, 10/20/2021	300,000	302,130
Series REGS, 5.13%, 10/30/2019	500,000	509,350

		811,480

PERU — 1.3%
Banco de Credito del Peru Series REGS, 5.38%, 9/16/2020	300,000	314,529
BBVA Banco Continental SA Series REGS, 5.00%, 8/26/2022	100,000	104,770
Transportadora de Gas del Peru SA 4.25%, 4/30/2028	200,000	198,750

		618,049

PHILIPPINES — 2.0%
BDO Unibank, Inc.:
Series MTN, 2.63%, 10/24/2021	450,000	437,113
2.95%, 3/6/2023	500,000	480,130

		917,243

SINGAPORE — 14.6%
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.62%, 2.37%, 7/25/2022 (a) (b)	600,000	602,898
Series REGS, 3 Month USD LIBOR + 0.62%, 2.37%, 7/25/2022 (b)	200,000	200,966
3 month USD LIBOR +0.49%, 2.54%, 6/8/2020 (b)	300,000	300,050
ONGC Videsh Vankorneft Pte, Ltd. 2.88%, 1/27/2022	400,000	386,543
Oversea-Chinese Banking Corp., Ltd. Series REGS, USD 5 Year Swap Rate + 2.20%, 4.00%, 10/15/2024 (b)	400,000	402,851
PSA International Pte, Ltd. 3.88%, 2/11/2021	650,000	668,251
SingTel Group Treasury Pte, Ltd.
Series EMTN, 4.50%, 9/8/2021	880,000	919,581
SP PowerAssets, Ltd. 2.70%, 9/14/2022	1,100,000	1,078,067
Temasek Financial I, Ltd.
Series REGS, 2.38%, 1/23/2023	1,400,000	1,356,406
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 2.00%, 3.75%, 9/19/2024 (b)	700,000	702,604

Security Description	Principal Amount	Value

USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (b)	200,000	$198,048

		6,816,265

UNITED STATES — 0.7%
Reliance Holding USA, Inc.
Series REGS, 5.40%, 2/14/2022	300,000	316,992

TOTAL CORPORATE BONDS & NOTES (Cost $35,425,054)		34,696,516

FOREIGN GOVERNMENT OBLIGATIONS — 24.3%
CHILE — 2.4%
Chile Government International Bond:
2.25%, 10/30/2022	150,000	144,111
3.13%, 3/27/2025	200,000	197,300
3.13%, 1/21/2026	800,000	787,120

		1,128,531

COSTA RICA — 0.7%
Costa Rica Government International Bond 10.00%, 8/1/2020	300,000	334,725

INDIA — 1.5%
Export-Import Bank of India Series EMTN, 4.00%, 1/14/2023	700,000	699,884

INDONESIA — 3.5%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	700,000	729,966
Perusahaan Penerbit SBSN Indonesia III Series 144A, 4.15%, 3/29/2027 (a)	900,000	891,000

		1,620,966

ISRAEL — 3.0%
Israel Government International Bond:
2.88%, 3/16/2026	400,000	385,124
3.15%, 6/30/2023	400,000	399,120
4.00%, 6/30/2022	600,000	621,570

		1,405,814

MALAYSIA — 2.8%
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	800,000	783,520
Malaysia Sukuk Global Bhd Series REGS, 3.18%, 4/27/2026	250,000	244,683
Wakala Global Sukuk Bhd 4.65%, 7/6/2021	250,000	263,372

		1,291,575

MEXICO — 2.1%
Mexico Government International Bond:
3.75%, 1/11/2028	200,000	193,552
4.00%, 10/2/2023	300,000	307,578

See accompanying notes to schedules of investments.

SPDR DoubleLine Emerging Markets Fixed Income ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

4.15%, 3/28/2027	500,000	$503,975

		1,005,105

PANAMA — 1.8%
Panama Government International Bond 4.00%, 9/22/2024	800,000	821,296

PERU — 2.1%
Banco de Credito del Peru Series REGS, 2.25%, 10/25/2019 (c)	800,000	789,760
Fondo MIVIVIENDA SA Series REGS, 3.50%, 1/31/2023	200,000	196,000

		985,760

PHILIPPINES — 3.5%
Philippine Government International Bond:
4.00%, 1/15/2021	500,000	511,610
4.20%, 1/21/2024	1,100,000	1,144,143

		1,655,753

POLAND — 0.9%
Poland Government International Bond 5.13%, 4/21/2021	400,000	425,228

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,668,236)		11,374,637

	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e) (Cost $223,745)	223,745	223,745

TOTAL INVESTMENTS — 99.1% (Cost $47,317,035)		46,294,898

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		421,235

NET ASSETS — 100.0%		$46,716,133

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.8% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $789,760 representing 1.7% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.

CMT = Constant Maturity Treasury

EMTN = Euro Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Corporate Bonds & Notes
Brazil	$—	$188,000	$—	$188,000
Chile	—	4,980,486	—	4,980,486
China	—	5,218,347	—	5,218,347
Colombia	—	1,692,064	—	1,692,064
Costa Rica	—	200,000	—	200,000

See accompanying notes to schedules of investments.

SPDR DoubleLine Emerging Markets Fixed Income ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Hong Kong	$—	$1,176,947	$—	$1,176,947
India	—	5,018,930	—	5,018,930
Israel	—	561,770	—	561,770
Jamaica	—	312,000	—	312,000
Malaysia	—	3,582,753	—	3,582,753
Mexico	—	2,285,190	—	2,285,190
Panama	—	811,480	—	811,480
Peru	—	618,049	—	618,049
Philippines	—	917,243	—	917,243
Singapore	—	6,816,265	—	6,816,265
United States	—	316,992	—	316,992
Foreign Government Obligations
Chile	—	1,128,531	—	1,128,531
Costa Rica	—	334,725	—	334,725
India	—	699,884	—	699,884
Indonesia	—	1,620,966	—	1,620,966
Israel	—	1,405,814	—	1,405,814
Malaysia	—	1,291,575	—	1,291,575
Mexico	—	1,005,105	—	1,005,105
Panama	—	821,296	—	821,296
Peru	—	985,760	—	985,760
Philippines	—	1,655,753	—	1,655,753
Poland	—	425,228	—	425,228
Short-Term Investment	223,745	—	—	223,745

TOTAL INVESTMENTS	$223,745	$46,071,153	$—	$46,294,898

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,072,343	$1,072,343	$26,980,641	$27,829,239	$—	$—	223,745	$223,745	$11,986	$—

See accompanying notes to schedules of investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 27.6%
AEROSPACE & DEFENSE — 0.5%
Northrop Grumman Corp. 2.08%, 10/15/2020	$260,000	$254,301

AGRICULTURE — 0.5%
BAT Capital Corp. 2.30%, 8/14/2020 (a)	225,000	220,581
Reynolds American, Inc. 3.25%, 6/12/2020	65,000	65,122

		285,703

AUTO MANUFACTURERS — 1.1%
Daimler Finance North America LLC 2.30%, 2/12/2021 (a)	300,000	292,600
General Motors Financial Co., Inc.:
2.65%, 4/13/2020	130,000	128,355
3.20%, 7/6/2021	180,000	177,991

		598,946

BANKS — 9.2%
Banco de Credito del Peru Series REGS, 5.38%, 9/16/2020	90,000	94,359
Banco del Estado de Chile Series REGS, 3.88%, 2/8/2022	200,000	201,634
Banco Santander Chile 2.50%, 12/15/2020 (a)	200,000	195,500
Banco Santander Mexico SA Series REGS, 5 Year CMT + 4.58% 5.95%, 1/30/2024 (b)	200,000	202,500
Bank of America Corp.
Series MTN, 3 Month USD LIBOR + 0.79% 2.81%, 3/5/2024 (b)	185,000	184,078
Bank of Nova Scotia Series BKNT, 2.15%, 7/14/2020	255,000	250,341
BDO Unibank, Inc.
Series MTN, 2.63%, 10/24/2021	200,000	194,272
BNP Paribas SA Series BKNT, 5.00%, 1/15/2021	160,000	168,274
Capital One Financial Corp. 2.40%, 10/30/2020	325,000	318,523
Citigroup, Inc.:
2.05%, 12/7/2018	130,000	129,514
3 Month USD LIBOR + 0.96%, 2.71%, 4/25/2022 (b)	130,000	130,750
Commonwealth Bank of Australia 2.25%, 3/10/2020 (a)	105,000	103,517
DBS Group Holdings, Ltd.
Series GMTN, USD 5 Year Swap
Rate + 2.39% 3.60%, 9/7/2021 (b)	200,000	193,394
Global Bank Corp.
Series REGS, 5.13%, 10/30/2019	200,000	203,740
Goldman Sachs Group, Inc.:

Security Description	Principal Amount	Value

2.30%, 12/13/2019	$315,000	$311,488
2.90%, 7/19/2018	30,000	30,043
Itau CorpBanca Series REGS, 3.88%, 9/22/2019	200,000	201,530
JPMorgan Chase & Co. 2.25%, 1/23/2020	290,000	286,476
Morgan Stanley 3 Month USD LIBOR + 0.93% 2.67%, 7/22/2022 (b)	330,000	331,251
PNC Financial Services Group, Inc. 4.38%, 8/11/2020	95,000	97,682
Royal Bank of Canada 1.50%, 7/29/2019	135,000	132,810
Sumitomo Mitsui Financial Group, Inc. 2.06%, 7/14/2021	370,000	356,232
Wells Fargo & Co.
Series N, 2.15%, 1/30/2020	320,000	314,797
Westpac Banking Corp. 1.60%, 8/19/2019	325,000	319,706

		4,952,411

BEVERAGES — 0.2%
Molson Coors Brewing Co. 1.45%, 7/15/2019	90,000	88,350

BIOTECHNOLOGY — 1.0%
Amgen, Inc. 2.20%, 5/11/2020	175,000	172,251
Celgene Corp. 2.88%, 8/15/2020	355,000	353,353

		525,604

CHEMICALS — 0.7%
Sherwin-Williams Co. 2.25%, 5/15/2020	377,000	370,580

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Air Lease Corp. 2.50%, 3/1/2021	360,000	352,984
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/15/2019	115,000	114,122

		467,106

ELECTRIC — 0.8%
American Electric Power Co., Inc. 2.15%, 11/13/2020	50,000	48,887
Consolidated Edison, Inc.:
2.00%, 5/15/2021	185,000	178,603
Series A, 2.00%, 3/15/2020	150,000	147,340
Southern Co. 1.85%, 7/1/2019	65,000	64,119

		438,949

FOOD — 0.8%
General Mills, Inc. 2.20%, 10/21/2019	165,000	163,094

See accompanying notes to schedules of investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Kroger Co. 6.15%, 1/15/2020	$280,000	$295,515

		458,609

HEALTH CARE PRODUCTS — 0.2%
Thermo Fisher Scientific, Inc. 3.60%, 8/15/2021	95,000	96,016

HEALTH CARE SERVICES — 0.6%
Anthem, Inc.:
2.30%, 7/15/2018	45,000	44,961
2.50%, 11/21/2020	280,000	275,319

		320,280

HOUSEWARES — 0.6%
Newell Brands, Inc.:
2.60%, 3/29/2019	14,000	13,936
3.15%, 4/1/2021	305,000	302,060

		315,996

INSURANCE — 0.9%
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	155,000	152,466
1.70%, 3/15/2019	20,000	19,860
Nuveen Finance LLC 2.95%, 11/1/2019 (a)	110,000	109,764
Prudential Financial, Inc.
Series MTND, 7.38%, 6/15/2019	200,000	210,634

		492,724

INTERNET — 1.1%
Alibaba Group Holding, Ltd. 3.13%, 11/28/2021	200,000	199,538
Amazon.com, Inc.:
1.90%, 8/21/2020 (a)	45,000	44,082
2.60%, 12/5/2019	160,000	160,003
Tencent Holdings, Ltd. 3 Month USD LIBOR + 0.61% 2.34%, 1/19/2023 (a) (b)	200,000	200,220

		603,843

INVESTMENT COMPANY SECURITY — 0.4%
Temasek Financial I, Ltd.
Series REGS, 2.38%, 1/23/2023	250,000	242,215

MACHINERY, CONSTRUCTION & MINING — 0.5%
Caterpillar Financial Services Corp.:
Series GMTN, 1.70%, 6/16/2018	40,000	39,947
Series MTN, 2.10%, 1/10/2020	215,000	212,545

		252,492

OIL & GAS — 1.3%
CNPC General Capital, Ltd.
Series REGS, 3.95%, 4/19/2022	200,000	203,475
Indian Oil Corp., Ltd. 5.63%, 8/2/2021	200,000	212,377

Security Description	Principal Amount	Value

ONGC Videsh, Ltd. 3.25%, 7/15/2019	$200,000	$199,420
Shell International Finance B.V. 1.38%, 5/10/2019	75,000	74,050

		689,322

PACKAGING & CONTAINERS —0.5%
Packaging Corp. of America 2.45%, 12/15/2020	275,000	270,548

PHARMACEUTICALS — 1.4%
AbbVie, Inc. 1.80%, 5/14/2018	70,000	69,949
AstraZeneca PLC 2.38%, 11/16/2020	320,000	315,079
Cardinal Health, Inc. 1.95%, 6/14/2019	275,000	271,873
McKesson Corp. 2.28%, 3/15/2019	100,000	99,428

		756,329

PIPELINES — 0.2%
Enterprise Products Operating LLC 2.80%, 2/15/2021	30,000	29,676
Kinder Morgan, Inc. 3.05%, 12/1/2019	100,000	99,759

		129,435

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Simon Property Group L.P. 2.20%, 2/1/2019	355,000	353,727

RETAIL — 0.9%
CK Hutchison International 17, Ltd. 2.25%, 9/29/2020 (a)	200,000	196,336
CVS Health Corp. 2.80%, 7/20/2020	320,000	317,760

		514,096

SEMICONDUCTORS — 0.4%
Analog Devices, Inc. 2.95%, 1/12/2021	235,000	234,337

TELECOMMUNICATIONS — 1.2%
AT&T, Inc. 2.80%, 2/17/2021	320,000	316,823
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	200,000	200,474
Orange SA 2.75%, 2/6/2019	105,000	104,962

		622,259

TEXTILES — 0.6%
Cintas Corp. No. 2 2.90%, 4/1/2022	320,000	315,110

See accompanying notes to schedules of investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

TRANSPORTATION — 0.4%
PSA International Pte, Ltd. Series GMTN, 4.63%, 9/11/2019	$200,000	$205,048

TOTAL CORPORATE BONDS & NOTES (Cost $15,059,981)		14,854,336

ASSET-BACKED SECURITIES — 2.3%
AUTOMOBILE — 0.7%
Westlake Automobile Receivables Trust Series 2017-2A, Class C, 2.59%, 12/15/2022 (a)	400,000	396,095

OTHER ABS — 1.6%
Bear Stearns Asset Backed Securities Trust Series 2006-2, Class M1, 1 Month USD LIBOR + 0.420%, 2.29%, 7/25/2036 (b)	227,469	227,503
Invitation Homes Trust Series 2015-SFR3, Class A, 1 Month LIBOR + 1.300%, 3.05%, 8/17/2032 (a) (b)	94,249	94,315
OneMain Financial Issuance Trust
Series 2017-1A, Class A1, 2.37%, 9/14/2032 (a)	250,000	245,729
Sofi Consumer Loan Program LLC
Series 2017-1, Class A, 3.28%, 1/26/2026 (a)	280,035	280,503

		848,050

TOTAL ASSET-BACKED SECURITIES (Cost $1,249,172)		1,244,145

FOREIGN GOVERNMENT OBLIGATIONS — 2.8%
CHILE — 0.3%
Chile Government International Bond 2.25%, 10/30/2022	200,000	192,148

INDONESIA — 0.4%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	200,000	208,562

ISRAEL — 0.4%
Israel Government International Bond 4.00%, 6/30/2022	200,000	207,190

MALAYSIA — 0.5%
Wakala Global Sukuk Bhd 4.65%, 7/6/2021	250,000	263,372

PANAMA — 0.4%
Panama Government International Bond 5.20%, 1/30/2020	200,000	208,630

Security Description	Principal Amount	Value

PHILIPPINES — 0.4%
Philippine Government International Bond 4.00%, 1/15/2021	$200,000	$204,644

POLAND — 0.4%
Poland Government International Bond 5.13%, 4/21/2021	200,000	212,614

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,524,152)		1,497,160

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.4%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/2032	927,529	946,024
Series 4030, Class AN, CMO, REMIC 1.75%, 4/15/2027	2,382,903	2,307,278
Series 4060, Class QA, CMO, REMIC 1.50%, 9/15/2026	856,183	829,966
Series 4125, Class FA, CMO, REMIC 1 Month LIBOR + 0.350% 2.13%, 11/15/2042 (b) ..	527,771	527,612
Series 4484, Class CD, CMO, REMIC 1.75%, 7/15/2030	422,948	410,758
Series 4582, Class HA, CMO, REMIC 3.00%, 9/15/2045	744,845	734,984
Series 4738, Class LA, CMO, REMIC 3.00%, 11/15/2043	980,822	970,767
Series K722, Class X1, IO, VRN 1.31%, 3/25/2023 (b)	501,605	26,448
Federal National Mortgage Association:
3.00%, 11/1/2036	597,831	593,695
Series 2012-32, Class DA, CMO, REMIC 2.00%, 11/25/2026	2,602,581	2,542,398
Series 2017-13, Class ML, CMO, REMIC 3.00%, 8/25/2041	926,096	920,472
Series 2017-2, Class HA, CMO, REMIC 3.00%, 9/25/2041	893,445	885,667
Government National Mortgage Association:
Series 2014-94, Class FB, CMO, REMIC 1 month LIBOR + 0.25% 2.07%, 9/20/2035 (b)	871,510	871,414
Series 2017-116, Class FA, CMO, REMIC 1 month LIBOR + 0.30% 1.96%, 11/20/2043 (b)	813,307	813,275
Series 2017-116, Class FB, CMO, REMIC 1 Month LIBOR + 0.250% 2.07%, 5/20/2044 (b)	851,685	852,189

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,505,509)		14,232,947

See accompanying notes to schedules of investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 27.7%
Treasury Bills:
1.24%, 4/19/2018	$790,000	$789,355
1.36%, 5/17/2018	1,120,000	1,117,667
1.66%, 6/7/2018	1,350,000	1,345,859
1.79%, 8/16/2018	2,390,000	2,373,401
Treasury Inflation Protected Indexed Notes 1.38%, 7/15/2018	1,517,010	1,532,347
Treasury Notes:
1.25%, 7/31/2023	4,100,000	3,826,981
1.88%, 1/31/2022	460,000	449,604
2.00%, 8/31/2021	1,590,000	1,566,214
2.13%, 9/30/2021	1,910,000	1,888,226

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,960,464)		14,889,654

MORTGAGE-BACKED SECURITIES — 7.3%
Alternative Loan Trust Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	441,079	376,504
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05% 4.83%, 12/15/2036 (a) (b)	36,000	35,689
BANK Series 2017-BNK6, Class XA, IO, 0.88%, 7/15/2060 (b)	1,138,116	67,511
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20% 2.98%, 8/15/2036 (a) (b)	17,000	16,957
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70% 3.48%, 8/15/2036 (a) (b)	19,000	18,920
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50% 4.28%, 8/15/2036 (a) (b)	40,000	39,834
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50% 5.28%, 8/15/2036 (a) (b)	38,000	37,851
Series 2018-TALL, Class A, 1 Month LIBOR + 0.72% 2.50%, 3/15/2037 (a) (b)	47,000	46,739
Bear Stearns Commercial Mortgage Securities Trust Series 2014-BXO, Class E, 1 Month LIBOR + 3.750% 5.53%, 8/15/2027 (a) (b)	26,000	26,049
BENCHMARK Mortgage Trust Series 2018-B1, Class XA, IO, VRN, 0.53%, 1/15/2051 (b)	2,271,913	93,072
BX Commercial Mortgage Trust Series 2018-BIOA, Class E, 1 Month LIBOR + 1.95% 3.60%, 3/15/2037 (a) (b)	157,000	155,920

Security Description	Principal Amount	Value

BXMT, Ltd. Series 2017-FL1, Class C, 1 Month LIBOR + 1.950% 3.74%, 6/15/2035 (a) (b)	$150,000	$150,000
CFCRE Commercial Mortgage Trust:
Series 2018-TAN, Class B, 4.69%, 2/15/2033 (a)	55,000	56,529
Series 2018-TAN, Class C, 5.29%, 2/15/2033 (a)	55,000	56,650
Series 2018-TAN, Class D, 6.10%, 2/15/2033 (a)	33,000	33,990
CGGS Commercial Mortgage Trust Series 2018-WSS, Class D, 1 Month LIBOR + 2.30% 4.05%, 2/15/2037 (a) (b)	100,000	100,165
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00% 4.78%, 11/15/2036 (a) (b)	59,000	59,436
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74% 5.52%, 11/15/2036 (a) (b)	31,000	31,229
Citigroup Commercial Mortgage Trust:
Series 2008-C7, Class AM, 6.19%, 12/10/2049 (b) (c)	21,076	21,408
Series 2018-TBR, Class D, 1 Month LIBOR + 1.80% 3.58%, 12/15/2036 (a) (b)	95,000	95,108
Series 2016-GC37, Class XA, IO, VRN 1.80%, 4/10/2049 (b)	988,099	107,001
CLNS Trust:
Series 2017-IKPR, Class D, 1 Month USD LIBOR + 2.05% 3.79%, 6/11/2032 (a) (b)	18,000	18,045
Series 2017-IKPR, Class E, 1 Month LIBOR + 3.500% 5.24%, 6/11/2032 (a) (b)	18,000	18,090
COLT Mortgage Loan Trust Series 2018-1, Class A1, CMO, VRN, 2.93%, 2/25/2048 (a) (b)	335,130	335,116
COMM Mortgage Trust Series 2015-CR25, Class XA, IO, VRN, 0.94%, 8/10/2048 (b)	1,351,909	70,776
Credit Suisse Commercial Mortgage Trust Series 2008-C1, Class AM, 6.20%, 2/15/2041 (a) (b) (c)	13,182	13,183
Credit Suisse Mortgage Capital Certificates Series 2017-CHOP, Class D, 1 Month LIBOR + 1.900% 3.68%, 7/15/2032 (a) (b)	29,000	29,071
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XA, IO 0.73%, 11/15/2050 (b)	998,856	54,080
Series 2017-C8, Class XA, IO, VRN 1.26%, 6/15/2050 (b)	343,300	26,298
Series 2017-CX9, Class XA, IO, VRN 0.90%, 9/15/2050 (b)	1,855,590	92,020
GS Mortgage Securities Trust:

See accompanying notes to schedules of investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series 2013-GC14, Class A2, 3.00%, 8/10/2046	$40,620	$40,620
Series 2017-500K, Class E, 1 Month LIBOR + 1.500% 3.28%, 7/15/2032 (a) (b)	50,000	50,124
Series 2017-500K, Class F, 1 Month LIBOR + 1.800% 3.58%, 7/15/2032 (a) (b)	34,000	34,106
Series 2017-500K, Class G, 1 Month LIBOR + 2.500% 4.28%, 7/15/2032 (a) (b)	22,000	22,082
Series 2017-GS7, Class XA, IO 1.14%, 8/10/2050 (b)	393,370	31,895
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047 (c)	67,000	67,372
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (b) (c)	21,087	21,144
Series 2017-MAUI, Class C, 1 Month USD LIBOR + 1.25% 2.97%, 7/15/2034 (a) (b)	27,000	27,051
Series 2017-MAUI, Class D, 1 Month USD LIBOR + 1.95% 3.67%, 7/15/2034 (a) (b)	25,000	25,102
Series 2017-MAUI, Class E, 1 Month USD LIBOR + 2.95% 4.67%, 7/15/2034 (a) (b)	22,000	22,097
Series 2017-MAUI, Class F, 1 Month USD LIBOR + 3.75% 5.47%, 7/15/2034 (a) (b)	31,000	31,156
Series 2016-JP4, Class XA, IO, VRN 0.81%, 12/15/2049 (b)	1,720,178	73,922
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA, IO, VRN, 0.91%, 9/15/2047 (b)	1,043,437	45,920
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class XA, IO, VRN, 0.84%, 12/15/2049 (b)	789,942	43,888
Mill City Mortgage Trust Series 2015-2, Class A1, ABS, VRN, 3.00%, 9/25/2057 (a) (b)	98,455	98,298
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class LNCX, IO 0.60%, 12/15/2046 (a)	1,242,928	42,943
Series 2014-C15, Class XA, IO, VRN 1.08%, 4/15/2047 (b)	990,720	42,818
Morgan Stanley Capital I Trust:
Series 2017-PRME, Class A, 1 Month LIBOR + 0.900% 2.68%, 2/15/2034 (a) (b)	23,989	23,990
Series 2016-UB12, Class XA, IO 0.82%, 12/15/2049 (b)	1,622,662	77,375
RAIT Trust:

Security Description	Principal Amount	Value

Series 2017-FL7, Class A, 1 Month LIBOR + 0.950% 2.73%, 6/15/2037 (a) (b)	$22,805	$22,826
Series 2017-FL7, Class AS, 1 Month LIBOR + 1.300% 3.08%, 6/15/2037 (a) (b)	6,000	6,000
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95% 2.54%, 6/15/2033 (a) (b)	15,000	15,033
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25% 2.84%, 6/15/2033 (a) (b)	15,000	15,011
Sutherland Commercial Mortgage Loans LLC Series 2015-SBC4, Class A, 4.00%, 6/25/2039 (a)	5,114	5,085
TPG Real Estate Finance, Ltd.:
Series 2018-FL1, Class A, 1 Month LIBOR + 0.75% 2.54%, 2/15/2035 (a) (b)	61,000	61,018
Series 2018-FL1, Class AS, 1 Month LIBOR + 0.95% 2.74%, 2/15/2035 (a) (b)	117,000	117,142
Series 2018-FL1, Class B, 1 Month LIBOR + 1.30% 3.09%, 2/15/2035 (a) (b)	49,000	49,089
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.61%, 6/15/2050 (b)	992,848	106,191
Velocity Commercial Capital Loan Trust Series 2016-1, Class AFX, ABS, VRN, 3.53%, 4/25/2046 (a) (b)	251,720	253,041
VSD LLC 3.60%, 12/25/2043	21,265	21,234
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C30, Class AJ, 5.41%, 12/15/2043 (b) (c)	46,175	46,648
Series 2006-C25, Class F, VRN 5.19%, 5/15/2043 (b)	13,399	13,383
Waldorf Astoria Boca Raton Trust:
Series 2016-BOCA, Class B, 1 Month USD LIBOR + 2.05% 3.83%, 6/15/2029 (a) (b)	37,000	37,031
Series 2016-BOCA, Class C, 1 Month USD LIBOR + 2.50% 4.28%, 6/15/2029 (a) (b)	31,000	31,034
WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, VRN, 0.83%, 12/15/2046 (b)	1,327,064	39,599

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,093,003)		3,944,509

See accompanying notes to schedules of investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS — 0.4% (d)
CHEMICALS — 0.0% (e)
Kraton Polymers, LLC Senior Secured USD Term Loan Chemicals, Plastics and Rubber 4.38% 3/5/2025	9,390	$9,461

FOOD & STAPLES RETAILING — 0.0% (e)
BJ’s Wholesale Club, Inc. Senior Secured 1st Lien Term Loan Retail Stores 5.19% 2/3/2024	29,775	29,787

HEALTH CARE PROVIDERS & SERVICES — 0.2%
Select Medical Corp. Senior Secured Term Loan B Healthcare, Education and Childcare 4.46% 3/1/2021	34,650	35,018
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan 4.63% 2/6/2024	64,350	61,696

		96,714

HEALTH CARE TECHNOLOGY — 0.1%
Change Healthcare Holdings, Inc. Senior Secured 2017 Term Loan B 4.63% 3/1/2024	34,650	34,774

IT SERVICES — 0.1%
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan 6.03% 2/1/2023	29,700	30,030

MEDIA — 0.0% (e)
Tribune Media Co. Senior Secured Term Loan 4.88% 12/27/2020	4,246	4,256

TOTAL SENIOR FLOATING RATE LOANS (Cost $206,871)		205,022

	Shares
SHORT-TERM INVESTMENT — 5.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (f) (g) (Cost $2,750,247)	2,750,247	2,750,247

TOTAL INVESTMENTS — 99.6% (Cost $54,349,399)		53,618,020

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		193,312

NET ASSETS — 100.0%		$53,811,332

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 8.8% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $169,755 representing 0.2% of net assets.
(d)	The rate shown represents the rate at March 31, 2018.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2018.

   ABS = Asset-Backed Security

BKNT = Bank Notes

  CMO = Collateralized Mortgage Obligation

  CMT = Constant Maturity Treasury

GMTN = Global Medium Term Note

       IO = Interest Only

LIBOR = London Interbank Offered Rate

   MTN = Medium Term Note

REMIC = Real Estate Mortgage Investment Conduit

    VRN = Variable Rate Note

See accompanying notes to schedules of investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Corporate Bonds & Notes
Aerospace & Defense	$—	$254,301	$—	$254,301
Agriculture	—	285,703	—	285,703
Auto Manufacturers	—	598,946	—	598,946
Banks	—	4,952,411	—	4,952,411
Beverages	—	88,350	—	88,350
Biotechnology	—	525,604	—	525,604
Chemicals	—	370,580	—	370,580
Diversified Financial Services	—	467,106	—	467,106
Electric	—	438,949	—	438,949
Food	—	458,609	—	458,609
Health Care Products	—	96,016	—	96,016
Health Care Services	—	320,280	—	320,280
Housewares	—	315,996	—	315,996
Insurance	—	492,724	—	492,724
Internet	—	603,843	—	603,843
Investment Company Security	—	242,215	—	242,215
Machinery, Construction & Mining	—	252,492	—	252,492
Oil & Gas	—	689,322	—	689,322
Packaging & Containers	—	270,548	—	270,548
Pharmaceuticals	—	756,329	—	756,329
Pipelines	—	129,435	—	129,435
Real Estate Investment Trusts	—	353,727	—	353,727
Retail	—	514,096	—	514,096
Semiconductors	—	234,337	—	234,337
Telecommunications	—	622,259	—	622,259
Textiles	—	315,110	—	315,110
Transportation	—	205,048	—	205,048
Asset-Backed Securities	—	1,244,145	—	1,244,145
Foreign Government Obligations	—	1,497,160	—	1,497,160
U.S. Government Agency Obligations	—	14,232,947	—	14,232,947
Mortgage-Backed Securities	—	3,944,509	—	3,944,509
Senior Floating Rate Loans	—	205,022	—	205,022
U.S. Treasury Obligations	—	2,463,527	—	2,463,527
Short-Term Investment	2,750,247	—	—	2,750,247

TOTAL INVESTMENTS	$2,750,247	$50,867,773	$—	$53,618,020

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	270,252	$270,252	$25,083,911	$22,603,916	$—	$—	2,750,247	$2,750,247	$18,615	$—

See accompanying notes to schedules of investments.

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Valuation

Each Portfolio’s or Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2018, the independent fair value service was used for certain foreign securities in the Fund’s portfolio, and these securities were classified within Level 2 of the fair value hierarchy.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s or Fund’s NAV and the prices used by the Portfolios’ or Funds’ underlying benchmarks Various inputs are used in determining the value of the Portfolios’ investments.

The Portfolios or Fund’s value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

(Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Portfolio’s or Fund’s investments according to the fair value hierarchy as of March 31, 2018, is disclosed in the Portfolio’s or Fund’s respective Schedules of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Disciplined Global Equity Portfolio had transfers from Level 1 to Level 2 during the period ended March 31, 2018, in the amount of $3,510,767. At March 31, 2018, these investments were valued using alternative valuation policy adopted by the Board. At prior period ended December 31, 2017, these were valued at exchange closing prices in accordance with the Portfolio’s valuation policy.

Loan Agreements

The Blackstone / GSO Senior Loan Portfolio, State Street DoubleLine Total Return Tactical Portfolio and SPDR DoubleLine Short Duration Total Return Tactical ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolios and the Fund do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolios and the Fund as the issuers of such loans.

Other Transactions with Affiliates

The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2018, are disclosed in the Portfolios’ or Funds’ respective Schedules of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of March 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSGA Multi-Asset Real Return Portfolio	$135,801,046	$3,491,917	$2,939,497	$552,420
SSGA Income Allocation Portfolio	108,636,930	5,505,510	1,133,914	4,371,596
SSGA Global Allocation Portfolio	227,631,783	24,591,997	510,077	24,081,920

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Blackstone / GSO Senior Loan Portfolio	$2,542,986,148	$18,706,036	$7,255,038	$11,450,998
SSGA Ultra Short Term Bond Portfolio	35,807,507	27,175	44,990	(17,815)
State Street DoubleLine Total Return Tactical Portfolio	3,465,699,029	8,831,794	96,942,203	(88,110,409)
State Street Disciplined Global Equity Portfolio	4,461,332	641,411	90,197	551,214
SSGA MFS Systematic Core Equity Portfolio	18,084,946	824,919	751,919	73,000
SSGA MFS Systematic Growth Equity Portfolio	49,895,832	3,023,398	1,800,876	1,222,522
SSGA MFS Systematic Value Equity Portfolio	21,958,177	963,194	214,361	748,833
SPDR DoubleLine Emerging Markets Fixed Income ETF	47,317,035	3,523	1,025,660	(1,022,137)
SPDR DoubleLine Short Duration Total Return Tactical ETF	54,349,988	17,783	749,751	(731,968)

Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the N-Q filings were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings other than below.

Since inception, each of the Funds listed below (each, a “Fund” and collectively, the “Funds”) had been operating in a “master-feeder” arrangement, under which each Fund invested substantially all of its assets in a corresponding series of SSGA Master Trust (i.e., a “master fund”).

SPDR SSGA Multi-Asset Real Return ETF

SPDR SSGA Income Allocation ETF

SPDR SSGA Global Allocation ETF

SPDR SSGA Ultra Short Term Bond ETF

SPDR DoubleLine Total Return Tactical ETF

SPDR MFS Systematic Core Equity ETF

SPDR MFS Systematic Growth Equity ETF

SPDR MFS Systematic Value Equity ETF

Each master fund was a separate mutual fund that had an identical investment objective, and substantially identical investment strategies, policies and risks as the respective Fund (i.e., a “feeder fund”). As a result of this arrangement, each Fund had an indirect interest in all of the securities owned by the corresponding master fund.

At a meeting held on February 20-21, 2018, the Board of Trustees of SSGA Active Trust approved discontinuing each Fund’s investment strategy of investing through the master-feeder arrangement. Accordingly, effective May 7, 2018, all references to the master-feeder arrangement for each Fund and the respective master funds are removed from the prospectus and SAI. Other than discontinuing the master-feeder arrangement, there is no change to the investment objective, strategies or policies of each Fund. In addition, there is no anticipated change in each Fund’s operating expenses. As a result, SSGA Funds Management, Inc., the Funds’ investment adviser, does not expect the discontinuation of the master-feeder arrangement to materially affect each Fund’s investment returns.

Other information regarding the Portfolios or Funds are available in the Portfolio’s or Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	May 18, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	May 18, 2018